UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10523
                                                     ---------------------

               Nuveen Virginia Dividend Advantage Municipal Fund 2
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kevin J. McCarthy
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: May 31
                                           ------------------

                  Date of reporting period: November 30, 2007
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT
 November 30, 2007

Nuveen Investments
MUNICIPAL CLOSED-END FUNDS

Photo of: Small child

                              NUVEEN MARYLAND
                              PREMIUM INCOME
                              MUNICIPAL FUND
                              NMY

                              NUVEEN MARYLAND
                              DIVIDEND ADVANTAGE
                              MUNICIPAL FUND
                              NFM

                              NUVEEN MARYLAND
                              DIVIDEND ADVANTAGE
                              MUNICIPAL FUND 2
                              NZR

                              NUVEEN MARYLAND
                              DIVIDEND ADVANTAGE
                              MUNICIPAL FUND 3
                              NWI

                              NUVEEN VIRGINIA
                              PREMIUM INCOME
                              MUNICIPAL FUND
                              NPV

                              NUVEEN VIRGINIA
                              DIVIDEND ADVANTAGE
                              MUNICIPAL FUND
                              NGB

                              NUVEEN VIRGINIA
                              DIVIDEND ADVANTAGE
                              MUNICIPAL FUND 2
                              NNB
IT'S NOT WHAT YOU EARN, IT'S WHAT YOU KEEP.(R)

Logo: NUVEEN Investments

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

Chairman's
LETTER TO SHAREHOLDERS

Photo of: Timothy R. Schwertfeger

Timothy R. Schwertfeger

Chairman of the Board

Once again, I am pleased to report that over the six-month period covered by this report your Fund continued to provide you with attractive monthly tax-free income. For more details about the management strategy and performance of your Fund, please read the Portfolio Manager's Comments, the Dividend and Share Price Information, and the Performance Overview sections of this report.

I also wanted to update you on some important news about Nuveen Investments. The firm recently was acquired by a group led by Madison Dearborn Partners, LLC. While this affected the corporate structure of Nuveen Investments, it has no impact on the investment objectives, portfolio management strategies or dividend policy of your Fund.

With the recent volatility in the stock market, many have begun to wonder which way the market is headed, and whether they need to adjust their holdings of investments. No one knows what the future will bring, which is why we think a well-balanced portfolio that is structured and carefully monitored with the help of an investment professional is an important component in achieving your long term financial goals. A well-diversified portfolio may actually help to reduce your overall investment risk, and we believe that investments like your Nuveen Investments Fund can be important building blocks in a portfolio crafted to perform well through a variety of market conditions.

We also are pleased to be able to offer you a choice concerning how you receive your shareholder reports and other Fund information. As an alternative to mailed copies, you can sign up to receive future Fund reports and other Fund information by e-mail and the internet. The inside front cover of this report contains information on how you can sign up.

We are grateful that you have chosen us as a partner as you pursue your financial goals and we look forward to continuing to earn your trust in the months and years ahead. At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board
January 15, 2008

Portfolio Manager's COMMENTS

Nuveen Investments Municipal Closed-End Funds
NMY, NFM, NZR, NWI,
NPV, NGB, NNB

Portfolio manager Cathryn Steeves discusses key investment strategies and the six-month performance of these seven Nuveen Funds. Cathryn, who joined Nuveen in 1996, has managed the Maryland and Virginia Funds since 2006.

WHAT KEY STRATEGIES WERE USED TO MANAGE THE MARYLAND AND VIRGINIA FUNDS DURING THE SIX-MONTH REPORTING PERIOD ENDED NOVEMBER 30, 2007?

Over the course of this reporting period, we saw the municipal yield curve steepen, as interest rates at the short end of the yield curve declined and longer-term rates generally rose. In this environment, our investment strategies continued to focus on finding relative value. We looked for undervalued sectors and credits with the potential to perform well over the long term. The majority of our purchases were attractively-priced bonds in the 25-year to 30-year part of the yield curve. These purchases helped to offset the shortening of the Funds' portfolio durations due to bond calls and the natural tendency of bond durations to shorten as time passes.

When the liquidity crisis in August caused the market to discount lower-quality and higher-yielding bonds, we took advantage of good opportunities to add lower-rated hospitals and continuing care retirement communities (CCRCs) to the Maryland and Virginia Funds. The Funds also purchased single-family housing bonds at discount rates as a way to add both performance potential and favorable income-generation capabilities. In addition, we bought some short-term insured bonds in the Maryland Funds. These bonds, many of which had underlying credits with which we were familiar through our research efforts, offered attractive yields and pricing in the aftermath of the liquidity crisis.

To help generate cash for purchases and maintain the Funds' durations1 closer to our strategic range, we selectively sold holdings with shorter durations. Selling shorter duration bonds and reinvesting further out on the yield curve also helped to improve the Funds' overall call protection profile.

We continued to emphasize a disciplined approach to duration management. As part of our duration strategies, we used inverse floating rate securities,2 a type of derivative financial instrument, in all seven of the Maryland and Virginia Funds. The inverse floaters had the dual benefit of bringing the durations of these Funds closer to our strategic target and enhancing their income-generation capabilities. In addition, NMY, NFM, NZR and NPV used forward-starting interest rate swaps, another type of derivative instrument. The goal of this strategy was to help us manage net asset value (NAV) volatility without having a negative impact on the Funds' income streams or common share dividends over the short term.



Discussions of specific investments are for illustrative purposes only and are not intended as recommendations of individual investments. The views expressed in this commentary represent those of the portfolio manager as of the date of this report and are subject to change at any time, based on market conditions and other factors. The Funds disclaim any obligation to advise shareholders of such changes.


1 Duration is a measure of a bond's price sensitivity as interest rates change, with longer duration bonds displaying more sensitivity to these changes than bonds with shorter durations.

2 An inverse floating rate security is a financial instrument designed to pay long-term tax-exempt interest at a rate that varies inversely with a short-term tax-exempt interest rate index. For the Nuveen Funds, the index typically used is the Securities Industry and Financial Markets (SIFM) Municipal Swap Index (previously referred to as the Bond Market Association Index or BMA). Inverse floaters, including those inverse floating rate securities in which the Funds invested during the reporting period, are further defined within the Notes to Financial Statements and Glossary of Terms Used in This Report sections of this report.

HOW DID THE FUNDS PERFORM?

Individual results for the Nuveen Maryland and Virginia Funds, as well as relevant index and peer group information, are presented in the accompanying table.

Total Returns on Net Asset Value*
For periods ended 11/30/07
                              6-Month       1-Year       5-Year      10-Year
Maryland Funds
NMY                             1.78%        0.90%        5.93%        5.89%
NFM                             1.20%        0.85%        5.76%         NA
NZR                             1.32%        0.97%        5.95%         NA
NWI                             1.10%        0.64%        6.23%         NA

Virginia Funds
NPV                             1.49%        0.81%        5.69%        5.93%
NGB                             0.16%        0.20%        6.18%         NA
NNB                             0.40%        0.28%        6.17%         NA

Lehman Brothers
Municipal Bond Index3           2.40%        2.71%        4.68%        5.30%

Lipper Other States
Municipal Debt Funds
Average4                        1.10%        0.46%        5.91%        5.75%

For the six months ended November 30, 2007, the cumulative returns on NAV for all seven of these Funds underperformed the return on the national Lehman Brothers Municipal Bond Index. NMY, NFM, NZR and NPV exceeded the average return for the Lipper Other States Municipal Debt Funds Average, while NWI performed in-line with the Lipper average and NGB and NNB trailed this measure. Shareholders should note that the performance of the Lipper Other States Municipal Debt Funds Average represents the overall average of returns for funds from 10 different states with a wide variety of municipal market conditions, making direct comparisons less meaningful. For example, the Virginia municipal market as a whole underperformed the national municipal market due in part to a $1.1 billion Virginia tobacco refinancing issue earlier in 2007, which performed poorly as other states issued major tobacco deals, creating an oversupply of these bonds.

One of the key factors in the six-month performance of these Funds relative to that of the unleveraged Lehman Brothers Municipal Bond Index was the use of financial leverage. The returns of all of these Funds were negatively impacted by their use of leverage. Although leveraging provides opportunities for additional income and total returns for common shareholders, it can also expose shareholders to additional risk when market conditions are unfavorable. With the increases in yields on longer municipal bonds, the impact of valuation changes in these bonds was magnified by the use of leverage.



*Six-month returns are cumulative. One-year, five-year and ten-year returns are annualized.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.

3 The Lehman Brothers Municipal Bond Index is an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds. Results for the Lehman index do not reflect any expenses.

4 The Lipper Other States Municipal Debt Funds Average is calculated using the returns of all closed-end funds in this category for each period as follows: 6 months, 46 funds; 1 year, 46 funds; 5 years, 46 funds; and 10 years, 18 funds. Fund and Lipper returns assume reinvestment of dividends.

Other major factors that influenced the Funds' returns included yield curve and duration positioning, the use of derivatives, sector allocations and credit exposure.

During this six-month period, bonds in the Lehman Brothers Municipal Bond Index with maturities between two and twelve years, especially those maturing in approximately six to eight years, benefited the most from changes in the interest rate environment. As a result, these bonds generally outperformed credits with longer maturities, with bonds having the longest maturities (22 years and longer) posting the worst returns. Although the Funds were underexposed to the outperforming shorter maturity categories, this was generally offset by their heavier weightings in the intermediate part of the curve, which performed well, and lower allocations to the underperforming long part of the curve. While our strategies during this period included adding some longer bonds to the Funds, their overall portfolio duration remained short of our strategic target. Consequently, the Funds' duration and yield curve positioning was a net positive for performance.

The forward interest rate swaps in place in NMY, NFM, NZR and NPV also had a positive impact on the return performance of these four Funds. These derivative financial instruments provided exposure to taxable markets during a period when, in contrast to historical trends, the Treasury market and the municipal market moved in the opposite directions. As municipal market performance lagged the significant gains made by Treasuries, the forward interest rate swaps performed well. NWI, NGB and NNB did not use forward interest rate swaps because we were able to position the durations of these three Funds within our strategic range through the purchase of municipal bonds with longer maturities, rather than through the use of derivatives. The relatively greater exposure to longer municipal bonds hurt the performances of NWI, NGB and NNB.

Sectors of the market that generally made positive contributions to the Funds' performances included water and sewer, transportation and education. General obligation credits and pre-refunded bonds, especially those that were advance refunded before longer municipal interest rates began to rise in mid-2007, also performed very well. In addition, the short-term insured bonds that we added to the Maryland Funds later in the period posted strong returns.

On the other hand, bonds that carried any credit risk, regardless of sector, generally tended to perform poorly. Revenue bonds as a whole, and specifically the industrial development and health care sectors that had ranked among the top performers in the Lehman Brothers Municipal Bond Index over the past few years, underperformed the general municipal market. Bonds backed by the 1998 master tobacco settlement agreement also posted poor returns, due to the overall lower credit quality of the tobacco sector as well as the ample supply of these bonds.

As interest rates on longer municipal bonds rose and credit spreads widened, lower credit quality bonds also generally underperformed the municipal market as a whole for the first time in several years. In addition to investing in bonds rated BBB, NFM, NZR, NWI, NGB and NNB can invest up to 20% of their assets in below-investment-grade securities (bonds rated BB or below) or in non-rated bonds judged to be in the same credit quality category. The comparatively greater exposure of these five Funds to lower-rated bonds contributed to the underperformance of these Funds relative to NMY and NPV, which overall represented higher credit quality. As of November 30, 2007, the Maryland Funds had weightings of bonds rated BBB or lower and non-rated bonds ranging from approximately 13% in NMY to 21% in NZR and 22% in NFM and 23% in NWI, while the Virginia Funds' allocations totaled approximately 11% in NPV, 18% in NNB, and 20% in NGB.

Another factor that had a negative impact was the Funds' small position in bonds backed by certain municipal insurers, specifically Radian Asset Assurance (Radian) (in the Maryland Funds) and ACA Financial Guaranty Corporation (ACA) (in the Virginia Funds). As concern increased about these two companies, prices on bonds insured by Radian and ACA declined to levels close to what one would expect for uninsured bonds from the underlying municipal issuers, detracting from the performance of these Funds. It is important to note that these Nuveen Municipal Closed-End Funds had no direct exposure to the collateralized debt products that were at the center of the recent liquidity crisis.

RECENT MARKET EVENTS

Many of the municipal bonds in the portfolios are covered by policies of insurance, issued by one of several municipal bond insurers, under which the insurer guarantees the timely payment of interest and principal on the bonds. Certain of those insurers, including AMBAC, MBIA and FGIC, historically rated AAA (the highest grade), also insure investment vehicles representing interests in subprime mortgages, which suffered severe credit deterioration during the semi-annual period covered by this report. The defaults and/or credit deterioration of the subprime mortgage investments they insured have caused losses to the insurers, which has reduced the insurers' capital and called into question the insurers' continued ability to pay interest and principal on insured bonds for the life of those bonds. One rating agency has already reduced the rating for AMBAC-insured bonds to AA, and other rating agencies may follow, and this rating may fall even further. While the major rating agencies continue to give the other affected insurers their highest rating, as of the date this report was written one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions in the future. The value of the insurance associated with bonds held by the Funds in this report (a component of the value of the bond/insurance combination) generally declined during and after the reporting period, and further credit deterioration or rating downgrades of the insurers could cause further declines in the value of the insurance component of an insured bond, although it has not and should not affect the creditworthiness of the municipal issuer of, and the uninsured value of, the underlying bond.

Dividend and Share Price
                 INFORMATION

As previously noted, these seven Funds use leverage to potentially enhance opportunities for additional income for common shareholders. The Funds' use of this strategy continued to provide incremental income, although the extent of this benefit was reduced to a degree by short-term interest rates that remained relatively high during most of this period. This, in turn, kept the Funds' borrowing costs high. The Funds' income streams were also somewhat impacted as the proceeds from older, higher-yielding bonds that matured or were called were reinvested into bonds currently available in the market, which generally offered lower yields during much of this period. The combination of these factors resulted in one monthly dividend reduction in NMY and NGB over the six-month period ended November 30, 2007. The dividends of NFM, NZR, NWI, NPV and NNB remained stable throughout this reporting period.

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of November 30, 2007, all of the Funds in this report had positive UNII balances, based upon our best estimate, for tax purposes. NMY and NPV had positive UNII balances and NFM, NZR, NWI, NGB and NNB had negative UNII balances for financial statement purposes.

As of November 30, 2007, the Funds' share prices were trading at premiums or discounts to their NAVs as shown in the accompanying chart:

                             11/30/07         Six-Month Average
                             Discount          Premium/Discount

NMY                           -12.47%                    -6.87%
NFM                           -10.02%                    -1.88%
NZR                            -9.49%                    -3.51%
NWI                           -11.80%                    -7.03%
NPV                           -10.14%                    -3.55%
NGB                            -8.53%                    +1.90%
NNB                            -5.95%                    +2.15%

NMY
Performance
OVERVIEW

Nuveen Maryland
Premium Income
Municipal Fund
                                                         as of November 30, 2007


Pie Chart:
Credit Quality (as a % of total investments)1
AAA/U.S.
Guaranteed                       57%
AA                               22%
A                                 8%
BBB                              11%
BB or Lower                       1%
N/R                               1%

Bar Chart:
Monthly Tax-Free Dividends Per Share -- 2006-2007
Dec                            0.055
Jan                            0.055
Feb                            0.055
Mar                            0.055
Apr                            0.055
May                            0.055
Jun                           0.0515
Jul                           0.0515
Aug                           0.0515
Sep                           0.0515
Oct                           0.0495
Nov                           0.0495

Line Chart:
Share Price Performance -- Weekly Closing Price
12/01/06                      14.62
                              14.82
                              14.5
                              14.37
                              14.39
                              14.41
                              14.54
                              14.44
                              14.46
                              14.65
                              14.6486
                              14.61
                              14.58
                              14.81
                              14.89
                              15.06
                              14.93
                              15.04
                              15.15
                              15.03
                              14.86
                              15.05
                              14.95
                              14.85
                              14.75
                              14.83
                              14.73
                              14.47
                              14.12
                              13.94
                              13.76
                              13.7
                              13.46
                              13.37
                              13.1984
                              13.42
                              13.3
                              12.95
                              13.2401
                              13.68
                              13.57
                              13.59
                              13.23
                              13.22
                              13.23
                              13.08
                              13.07
                              13.1399
                              13.14
                              12.8
                              12.42
                              12.48
11/30/07                      12.71

FUND SNAPSHOT
------------------------------------
Common Share Price            $12.71
------------------------------------
Common Share
Net Asset Value               $14.52
------------------------------------
Premium/(Discount) to NAV    -12.47%
------------------------------------
Market Yield                   4.67%
------------------------------------
Taxable-Equivalent Yield2      6.81%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $154,532
------------------------------------
Average Effective Maturity
on Securities (Years)          16.29
------------------------------------
Leverage-Adjusted Duration     10.11
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/18/93)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)  -12.37%         1.78%
------------------------------------
1-Year         -9.16%         0.90%
------------------------------------
5-Year          1.17%         5.93%
------------------------------------
10-Year         4.04%         5.89%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/General         22.6%
------------------------------------
Health Care                    15.2%
------------------------------------
U.S. Guaranteed                14.1%
------------------------------------
Education and Civic
   Organizations               12.6%
------------------------------------
Tax Obligation/Limited         10.0%
------------------------------------
Housing/Multifamily             8.0%
------------------------------------
Housing/Single Family           5.1%
------------------------------------
Other                          12.4%
------------------------------------

1 The percentage of AAA ratings shown in the foregoing chart reflects the AAA ratings on certain bonds insured by AMBAC, FGIC or MBIA as of November 30, 2007. As explained earlier in the Portfolio Manager's Comments section of this report, one rating agency has reduced the rating for AMBAC to AA, and one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers, and thereby reduce the percentage of the portfolio rated AAA from the percentage shown in the foregoing chart.

2 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.4%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

NFM
Performance
OVERVIEW

Nuveen Maryland
Dividend Advantage
Municipal Fund
                                                         as of November 30, 2007

Pie Chart:
Credit Quality (as a % of total investments)1
AAA/U.S.
Guaranteed                       47%
AA                               16%
A                                15%
BBB                              15%
BB or Lower                       1%
N/R                               6%

Bar Chart:
Monthly Tax-Free Dividends Per Share -- 2006-2007
Dec                           0.0615
Jan                           0.0615
Feb                           0.0615
Mar                           0.0615
Apr                           0.0615
May                           0.0615
Jun                           0.0585
Jul                           0.0585
Aug                           0.0585
Sep                           0.0585
Oct                           0.0585
Nov                           0.0585


Line Chart:
Share Price Performance -- Weekly Closing Price
12/01/06                      15.64
                              15.88
                              15.3
                              15.11
                              15.5
                              15.36
                              15.17
                              15.24
                              15.09
                              15.47
                              15.4
                              15.7
                              15.85
                              15.8
                              16.15
                              16.31
                              15.8
                              16.16
                              15.95
                              16.14
                              16.15
                              16.1
                              16
                              15.7
                              15.2
                              15.14
                              15.16
                              14.94
                              15
                              14.9
                              14.62
                              14.7199
                              14.51
                              14.42
                              14.3
                              14.68
                              14.3
                              13.5
                              13.78
                              13.9
                              14.38
                              14.06
                              13.8
                              14
                              13.8101
                              13.73
                              13.67
                              13.65
                              13.36
                              13.2401
                              13.07
                              13.14
11/30/07                      13.017


FUND SNAPSHOT
------------------------------------
Common Share Price            $13.02
------------------------------------
Common Share
Net Asset Value               $14.47
------------------------------------
Premium/(Discount) to NAV    -10.02%
------------------------------------
Market Yield                   5.39%
------------------------------------
Taxable-Equivalent Yield2      7.86%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $60,534
------------------------------------
Average Effective Maturity
on Securities (Years)          18.61
------------------------------------
Leverage-Adjusted Duration      9.51
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 1/23/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)  -12.61%         1.20%
------------------------------------
1-Year        -13.32%         0.85%
------------------------------------
5-Year          2.37%         5.76%
------------------------------------
Since
Inception       3.34%         5.98%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Health Care                   20.3%
------------------------------------
U.S. Guaranteed               15.4%
------------------------------------
Tax Obligation/General        14.9%
------------------------------------
Housing/Multifamily           12.4%
------------------------------------
Tax Obligation/Limited        10.7%
------------------------------------
Education and Civic
   Organizations               8.9%
------------------------------------
Housing/Single Family          5.5%
------------------------------------
Other                         11.9%
------------------------------------

1 The percentage of AAA ratings shown in the foregoing chart reflects the AAA ratings on certain bonds insured by AMBAC, FGIC or MBIA as of November 30, 2007. As explained earlier in the Portfolio Manager's Comments section of this report, one rating agency has reduced the rating for AMBAC to AA, and one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers, and thereby reduce the percentage of the portfolio rated AAA from the percentage shown in the foregoing chart.

2 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.4%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

NZR
Performance
OVERVIEW

Nuveen Maryland
Dividend Advantage
Municipal Fund 2
                                                         as of November 30, 2007

Pie Chart:
Credit Quality (as a % of total investments)1
AAA/U.S.
Guaranteed                       48%
AA                               23%
A                                 8%
BBB                              13%
BB or Lower                       2%
N/R                               6%

Bar Chart:
Monthly Tax-Free Dividends Per Share -- 2006-20073
Dec                            0.064
Jan                            0.064
Feb                            0.064
Mar                           0.0615
Apr                           0.0615
May                           0.0615
Jun                           0.0585
Jul                           0.0585
Aug                           0.0585
Sep                           0.0585
Oct                           0.0585
Nov                           0.0585

Line Chart:
Share Price Performance -- Weekly Closing Price
12/01/06                      16.1
                              15.97
                              16
                              15.9
                              16.1
                              16.05
                              15.38
                              15.92
                              16.01
                              16.22
                              15.84
                              15.76
                              15.85
                              16.25
                              16.28
                              16.05
                              16.01
                              16.34
                              16.1
                              16.28
                              16.02
                              15.95
                              15.84
                              15.81
                              15.5
                              15.43
                              15.31
                              14.97
                              14.75
                              14.5
                              14.52
                              14.5
                              14.33
                              14.28
                              14.08
                              14.35
                              14.04
                              13.68
                              13.85
                              13.86
                              14.37
                              14.05
                              13.9
                              14.04
                              13.85
                              13.95
                              13.7
                              13.78
                              13.52
                              13.54
                              13.05
                              13.04
11/30/07                      13.26

FUND SNAPSHOT
------------------------------------
Common Share Price            $13.26
------------------------------------
Common Share
Net Asset Value               $14.65
------------------------------------
Premium/(Discount) to NAV     -9.49%
------------------------------------
Market Yield                   5.29%
------------------------------------
Taxable-Equivalent Yield2      7.71%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $61,415
------------------------------------
Average Effective Maturity
on Securities (Years)          17.74
------------------------------------
Leverage-Adjusted Duration      9.38
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 9/25/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)  -11.59%         1.32%
------------------------------------
1-Year        -13.48%         0.97%
------------------------------------
5-Year          3.53%         5.95%
------------------------------------
Since
Inception       3.45%         6.01%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/General         19.6%
------------------------------------
Health Care                    16.8%
------------------------------------
U.S. Guaranteed                14.4%
------------------------------------
Tax Obligation/Limited         11.9%
------------------------------------
Education and Civic
   Organizations               10.9%
------------------------------------
Housing/Multifamily             6.3%
------------------------------------
Housing/Single Family           5.6%
------------------------------------
Other                          14.5%
------------------------------------

1 The percentage of AAA ratings shown in the foregoing chart reflects the AAA ratings on certain bonds insured by AMBAC, FGIC or MBIA as of November 30, 2007. As explained earlier in the Portfolio Manager's Comments section of this report, one rating agency has reduced the rating for AMBAC to AA, and one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers, and thereby reduce the percentage of the portfolio rated AAA from the percentage shown in the foregoing chart.

2 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.4%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

3 The Fund paid shareholders net ordinary income distributions in December 2006 of $.0014 per share.

NWI
Performance
OVERVIEW

Nuveen Maryland
Dividend Advantage
Municipal Fund 3
                                                         as of November 30, 2007

Pie Chart:
Credit Quality (as a % of total investments)1
AAA/U.S.
Guaranteed                       43%
AA                               25%
A                                 9%
BBB                              16%
BB or Lower                       2%
N/R                               5%

Bar Chart:
Monthly Tax-Free Dividends Per Share -- 2006-2007
Dec                           0.0555
Jan                           0.0555
Feb                           0.0555
Mar                           0.0555
Apr                           0.0555
May                           0.0555
Jun                           0.0525
Jul                           0.0525
Aug                           0.0525
Sep                           0.0525
Oct                           0.0525
Nov                           0.0525

Line Chart:
Share Price Performance -- Weekly Closing Price
12/01/06                      14.5
                              14.48
                              14.35
                              14.3
                              14.2
                              14.24
                              14.57
                              14.17
                              14.1599
                              14.15
                              14.44
                              14.25
                              14.34
                              14.55
                              14.72
                              14.75
                              14.82
                              14.86
                              14.95
                              14.71
                              14.8
                              14.68
                              14.82
                              14.67
                              14.7
                              14.75
                              14.6
                              14.51
                              13.76
                              13.57
                              13.56
                              13.61
                              13.29
                              13.16
                              13.39
                              13.3
                              13.2
                              12.79
                              12.86
                              13.39
                              13.52
                              13.44
                              13.04
                              13.4
                              13.09
                              13.06
                              12.9799
                              12.95
                              12.92
                              12.61
                              12.21
                              12.34
11/30/07                      12.63


FUND SNAPSHOT
------------------------------------
Common Share Price            $12.63
------------------------------------
Common Share
Net Asset Value               $14.32
------------------------------------
Premium/(Discount) to NAV    -11.80%
------------------------------------
Market Yield                   4.99%
------------------------------------
Taxable-Equivalent Yield2      7.27%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $76,790
------------------------------------
Average Effective Maturity
on Securities (Years)          17.75
------------------------------------
Leverage-Adjusted Duration      9.85
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 9/25/02)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)  -12.25%         1.10%
------------------------------------
1-Year         -8.66%         0.64%
------------------------------------
5-Year          2.73%         6.23%
------------------------------------
Since
Inception       1.78%         5.08%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited        20.6%
------------------------------------
Health Care                   16.5%
------------------------------------
Tax Obligation/General        14.2%
------------------------------------
U.S. Guaranteed               12.4%
------------------------------------
Housing/Multifamily            9.8%
------------------------------------
Education and Civic
   Organizations               9.0%
------------------------------------
Housing/Single Family          4.0%
------------------------------------
Other                         13.5%
------------------------------------

1 The percentage of AAA ratings shown in the foregoing chart reflects the AAA ratings on certain bonds insured by AMBAC, FGIC or MBIA as of November 30, 2007. As explained earlier in the Portfolio Manager's Comments section of this report, one rating agency has reduced the rating for AMBAC to AA, and one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers, and thereby reduce the percentage of the portfolio rated AAA from the percentage shown in the foregoing chart.

2 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.4%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

NPV
Performance
OVERVIEW

Nuveen Virginia
Premium Income
Municipal Fund
                                                         as of November 30, 2007

Pie Chart:
Credit Quality (as a % of total investments)1
AAA/U.S.
Guaranteed                       59%
AA                               23%
A                                 7%
BBB                               7%
BB or Lower                       1%
N/R                               3%

Bar Chart:
Monthly Tax-Free Dividends Per Share -- 2006-20073
Dec                            0.059
Jan                            0.059
Feb                            0.059
Mar                           0.0565
Apr                           0.0565
May                           0.0565
Jun                            0.053
Jul                            0.053
Aug                            0.053
Sep                            0.053
Oct                            0.053
Nov                            0.053

Line Chart:
Share Price Performance -- Weekly Closing Price
12/01/06                      15.32
                              15.35
                              14.86
                              14.69
                              15.02
                              15.3
                              15.28
                              15.6499
                              15.71
                              16.18
                              16.63
                              16.13
                              15.85
                              15.67
                              15.61
                              15.6
                              15.64
                              15.94
                              16.07
                              16.01
                              15.87
                              15.78
                              15.8
                              15.6
                              15.56
                              15.4
                              15.25
                              14.91
                              14.6
                              14.62
                              14.6699
                              14.87
                              14.43
                              14.21
                              14.11
                              14.1
                              13.87
                              13.98
                              14.28
                              14.08
                              14.41
                              14.38
                              14.14
                              14.27
                              13.94
                              13.83
                              13.7
                              13.94
                              13.68
                              13.57
                              13.1199
                              13.38
11/30/07                      13.29

FUND SNAPSHOT
------------------------------------
Common Share Price            $13.29
------------------------------------
Common Share
Net Asset Value               $14.79
------------------------------------
Premium/(Discount) to NAV    -10.14%
------------------------------------
Market Yield                   4.79%
------------------------------------
Taxable-Equivalent Yield2      7.05%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $132,119
------------------------------------
Average Effective Maturity
on Securities (Years)          16.12
------------------------------------
Leverage-Adjusted Duration      9.73
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/18/93)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)  -10.80%         1.49%
------------------------------------
1-Year         -8.99%         0.81%
------------------------------------
5-Year          1.45%         5.69%
------------------------------------
10-Year         4.36%         5.93%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------

Tax Obligation/Limited        20.3%
------------------------------------
Health Care                   16.7%
------------------------------------
U.S. Guaranteed               13.7%
------------------------------------
Tax Obligation/General        12.6%
------------------------------------
Transportation                 7.1%
------------------------------------
Water and Sewer                6.7%
------------------------------------
Housing/Single Family          5.4%
------------------------------------
Utilities                      4.9%
------------------------------------
Other                         12.6%
------------------------------------

1 The percentage of AAA ratings shown in the foregoing chart reflects the AAA ratings on certain bonds insured by AMBAC, FGIC or MBIA as of November 30, 2007. As explained earlier in the Portfolio Manager's Comments section of this report, one rating agency has reduced the rating for AMBAC to AA, and one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers, and thereby reduce the percentage of the portfolio rated AAA from the percentage shown in the foregoing chart.

2 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.1%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

3 The Fund paid shareholders a capital gains distribution in December 2006 of $.0215 per share.

NGB
Performance
OVERVIEW

Nuveen Virginia
Dividend Advantage
Municipal Fund
                                                         as of November 30, 2007

Pie Chart:
Credit Quality (as a % of total investments)1
AAA/U.S.
Guaranteed                       55%
AA                               16%
A                                 9%
BBB                              10%
BB or Lower                       1%
N/R                               9%

Bar Chart:
Monthly Tax-Free Dividends Per Share -- 2006-2007
Dec                           0.0655
Jan                           0.0655
Feb                           0.0655
Mar                            0.063
Apr                            0.063
May                            0.063
Jun                           0.0595
Jul                           0.0595
Aug                           0.0595
Sep                           0.0595
Oct                           0.0565
Nov                           0.0565

Line Chart:
Share Price Performance -- Weekly Closing Price
12/01/06                      17.55
                              17.18
                              17.19
                              17.37
                              17.49
                              17.67
                              17.99
                              17.65
                              17.21
                              17.7
                              18.05
                              17.79
                              17.6
                              17.65
                              17.53
                              17.65
                              17.69
                              17.82
                              17.85
                              17.86
                              17.75
                              17.65
                              17.72
                              17.49
                              17.32
                              17.54
                              17.52
                              17.15
                              17.04
                              16.6
                              16.45
                              15.99
                              15.289
                              15.2799
                              15.06
                              14.38
                              14.52
                              14.47
                              14.11
                              14.901
                              14.8678
                              15
                              14.21
                              14.252
                              14.29
                              14.1225
                              14.45
                              14.3
                              14.19
                              14.0799
                              13.95
                              13.51
11/30/07                      13.4

FUND SNAPSHOT
------------------------------------
Common Share Price            $13.40
------------------------------------
Common Share
Net Asset Value               $14.65
------------------------------------
Premium/(Discount) to NAV     -8.53%
------------------------------------
Market Yield                   5.06%
------------------------------------
Taxable-Equivalent Yield2      7.45%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $45,886
------------------------------------
Average Effective Maturity
on Securities (Years)          17.77
------------------------------------
Leverage-Adjusted Duration     10.04
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 1/26/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)  -21.59%         0.16%
------------------------------------
1-Year        -20.45%         0.20%
------------------------------------
5-Year          2.17%         6.18%
------------------------------------
Since
Inception       3.63%         6.21%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Transportation                16.4%
------------------------------------
U.S. Guaranteed               15.7%
------------------------------------
Tax Obligation/Limited        12.9%
------------------------------------
Tax Obligation/General        10.9%
------------------------------------
Health Care                   10.8%
------------------------------------
Long-Term Care                 8.1%
------------------------------------
Housing/Single Family          6.3%
------------------------------------
Water and Sewer                4.9%
------------------------------------
Other                         14.0%
------------------------------------

1 The percentage of AAA ratings shown in the foregoing chart reflects the AAA ratings on certain bonds insured by AMBAC, FGIC or MBIA as of November 30, 2007. As explained earlier in the Portfolio Manager's Comments section of this report, one rating agency has reduced the rating for AMBAC to AA, and one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers, and thereby reduce the percentage of the portfolio rated AAA from the percentage shown in the foregoing chart.

2 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.1%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

NNB
Performance
OVERVIEW

Nuveen Virginia
Dividend Advantage
Municipal Fund 2
                                                         as of November 30, 2007


Pie Chart:
Credit Quality (as a % of total investments)1
AAA/U.S.
Guaranteed                       56%
AA                               18%
A                                 8%
BBB                               8%
BB or Lower                       2%
N/R                               8%

Bar Chart:
Monthly Tax-Free Dividends Per Share -- 2006-2007
Dec                            0.065
Jan                            0.065
Feb                            0.065
Mar                           0.0625
Apr                           0.0625
May                           0.0625
Jun                           0.0595
Jul                           0.0595
Aug                           0.0595
Sep                           0.0595
Oct                           0.0595
Nov                           0.0595

Line Chart:
Share Price Performance -- Weekly Closing Price
12/01/06                      16.26
                              16.4
                              16.49
                              16.84
                              16.98
                              17
                              16.75
                              16.7
                              16.32
                              16.81
                              16.68
                              16.7501
                              17.05
                              17.25
                              16.9501
                              16.95
                              17
                              16.75
                              16.86
                              16.689
                              16.47
                              16.7
                              16.57
                              16.7
                              16.75
                              16.65
                              16.9
                              16.65
                              15.92
                              15.94
                              15.9
                              15.9
                              15.85
                              15.665
                              15.139
                              15.4699
                              15.5
                              15
                              14.9
                              14.69
                              15.1
                              14.6
                              14.7
                              14.4
                              14.46
                              14.41
                              14.6
                              14.56
                              14.59
                              14.2499
                              13.8999
                              13.9899
11/30/07                      13.9

FUND SNAPSHOT
------------------------------------
Common Share Price            $13.90
------------------------------------
Common Share
Net Asset Value               $14.78
------------------------------------
Premium/(Discount) to NAV     -5.95%
------------------------------------
Market Yield                   5.14%
------------------------------------
Taxable-Equivalent Yield2      7.57%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $84,705
------------------------------------
Average Effective Maturity
on Securities (Years)          17.64
------------------------------------
Leverage-Adjusted Duration      9.57
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/15/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)  -14.87%         0.40%
------------------------------------
1-Year        -10.51%         0.28%
------------------------------------
5-Year          3.81%         6.17%
------------------------------------
Since
Inception       4.28%         6.43%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Health Care                   16.3%
------------------------------------
Tax Obligation/General        15.6%
------------------------------------
Water and Sewer               12.5%
------------------------------------
U.S. Guaranteed               12.1%
------------------------------------
Tax Obligation/Limited        12.1%
------------------------------------
Housing/Single Family         10.5%
------------------------------------
Long-Term Care                 7.9%
------------------------------------
Other                         13.0%
------------------------------------

1 The percentage of AAA ratings shown in the foregoing chart reflects the AAA ratings on certain bonds insured by AMBAC, FGIC or MBIA as of November 30, 2007. As explained earlier in the Portfolio Manager's Comments section of this report, one rating agency has reduced the rating for AMBAC to AA, and one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers, and thereby reduce the percentage of the portfolio rated AAA from the percentage shown in the foregoing chart.

2 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.1%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

NMY
NFM
NZR

Shareholder MEETING REPORT

The annual meeting of shareholders was held in the offices of Nuveen Investments on October 12, 2007; the meeting for Nuveen Maryland Dividend Advantage Municipal Fund 3 (NWI) was subsequently adjourned to October 22, 2007.

                                                 NMY                               NFM                              NZR
------------------------------------------------------------------------------------------------------------------------------------
TO APPROVE A NEW INVESTMENT
MANAGEMENT AGREEMENT:
                                       Common and                        Common and                       Common and
                                    MuniPreferred   MuniPreferred     MuniPreferred  MuniPreferred     MuniPreferred   MuniPreferred
                                    shares voting   shares voting     shares voting  shares voting     shares voting   shares voting
                                         together        together          together       together          together        together
                                       as a class      as a class        as a class     as a class        as a class      as a class
====================================================================================================================================
   For                                  5,481,374              --         2,068,148             --         2,042,664              --
   Against                                180,886              --            89,089             --            93,689              --
   Abstain                                193,626              --            48,866             --            62,309              --
   Broker Non-Votes                     1,821,598              --           502,409             --           648,057              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                7,677,484              --         2,708,512             --         2,846,719              --
====================================================================================================================================
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:

William J. Schneider
   For                                         --           2,779                --          1,108                --           1,112
   Withhold                                    --              66                --             15                --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                       --           2,845                --          1,123                --           1,112
====================================================================================================================================

Timothy R. Schwertfeger
   For                                         --           2,779                --          1,108                --           1,112
   Withhold                                    --              66                --             15                --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                       --           2,845                --          1,123                --           1,112
====================================================================================================================================

Judith M. Stockdale
   For                                  7,490,033              --         2,643,416             --         2,758,906              --
   Withhold                               187,451              --            65,096             --            87,813              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                7,677,484              --         2,708,512             --         2,846,719              --
====================================================================================================================================

Carole E. Stone
   For                                  7,494,061              --         2,632,071             --         2,759,206              --
   Withhold                               183,423              --            76,441             --            87,513              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                7,677,484              --         2,708,512             --         2,846,719              --
====================================================================================================================================
TO RATIFY THE SELECTION OF ERNST & YOUNG LLP
AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM FOR THE CURRENT FISCAL YEAR:

   For                                  7,471,136              --         2,643,422             --         2,777,605              --
   Against                                113,453              --            40,053             --            29,073              --
   Abstain                                 92,895              --            25,037             --            40,041              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                7,677,484              --         2,708,512             --         2,846,719              --
====================================================================================================================================

NWI
NPV
NGB

                                                  NWI                               NPV                             NGB
------------------------------------------------------------------------------------------------------------------------------------
TO APPROVE A NEW INVESTMENT
MANAGEMENT AGREEMENT:
                                       Common and                        Common and                       Common and
                                    MuniPreferred   MuniPreferred     MuniPreferred  MuniPreferred     MuniPreferred   MuniPreferred
                                    shares voting   shares voting     shares voting  shares voting     shares voting   shares voting
                                         together        together          together       together          together        together
                                       as a class      as a class        as a class     as a class        as a class      as a class
====================================================================================================================================
   For                                  2,760,101              --         5,095,430             --         1,789,148              --
   Against                                105,440              --           213,995             --            49,784              --
   Abstain                                129,402              --           158,516             --            44,812              --
   Broker Non-Votes                     1,257,406              --         1,523,934             --           485,822              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                4,252,349              --         6,991,875             --         2,369,566              --
====================================================================================================================================
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:

William J. Schneider
   For                                         --           1,417                --          1,684                --             541
   Withhold                                    --               6                --             19                --               2
------------------------------------------------------------------------------------------------------------------------------------
   Total                                       --           1,423                --          1,703                --             543
====================================================================================================================================

Timothy R. Schwertfeger
   For                                         --           1,417                --          1,686                --             541
   Withhold                                    --               6                --             17                --               2
------------------------------------------------------------------------------------------------------------------------------------
   Total                                       --           1,423                --          1,703                --             543
====================================================================================================================================

Judith M. Stockdale
   For                                  4,149,805              --         6,815,912             --         2,302,517              --
   Withhold                               102,544              --           175,963             --            67,049              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                4,252,349              --         6,991,875             --         2,369,566              --
====================================================================================================================================

Carole E. Stone
   For                                  4,149,805              --         6,815,703             --         2,301,299              --
   Withhold                               102,544              --           176,172             --            68,267              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                4,252,349              --         6,991,875             --         2,369,566              --
====================================================================================================================================
TO RATIFY THE SELECTION OF ERNST & YOUNG LLP
AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM FOR THE CURRENT FISCAL YEAR:

   For                                  4,137,962              --         6,864,094             --         2,342,201              --
   Against                                 66,833              --            56,965             --            13,779              --
   Abstain                                 47,554              --            70,816             --            13,586              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                4,252,349              --         6,991,875             --         2,369,566              --
====================================================================================================================================

NNB

                                                                                                                    NNB
------------------------------------------------------------------------------------------------------------------------------------
TO APPROVE A NEW INVESTMENT
MANAGEMENT AGREEMENT:

                                                                                                          Common and
                                                                                                       MuniPreferred   MuniPreferred
                                                                                                       shares voting   shares voting
                                                                                                            together        together
                                                                                                          as a class      as a class
====================================================================================================================================
   For                                                                                                     3,100,375              --
   Against                                                                                                   150,992              --
   Abstain                                                                                                   103,514              --
   Broker Non-Votes                                                                                          966,890              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                   4,321,771              --
====================================================================================================================================
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:

William J. Schneider
   For                                                                                                            --           1,191
   Withhold                                                                                                       --               4
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                          --           1,195
====================================================================================================================================

Timothy R. Schwertfeger
   For                                                                                                            --           1,191
   Withhold                                                                                                       --               4
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                          --           1,195
====================================================================================================================================

Judith M. Stockdale
   For                                                                                                     4,178,467              --
   Withhold                                                                                                  143,304              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                   4,321,771              --
====================================================================================================================================

Carole E. Stone
   For                                                                                                     4,166,657              --
   Withhold                                                                                                  155,114              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                   4,321,771              --
====================================================================================================================================
TO RATIFY THE SELECTION OF ERNST & YOUNG LLP
AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM FOR THE CURRENT FISCAL YEAR:

   For                                                                                                     4,193,189              --
   Against                                                                                                    45,277              --
   Abstain                                                                                                    83,305              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                   4,321,771              --
====================================================================================================================================

NMY
Nuveen Maryland Premium Income Municipal Fund
Portfolio of INVESTMENTS
                                                   November 30, 2007 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 2.6% (1.7% OF TOTAL INVESTMENTS)

$       3,780   Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue      9/16 at 100.00         AAA     $    3,987,181
                 Bonds, Series 2006A, 5.250%, 9/01/39 - XLCA Insured
------------------------------------------------------------------------------------------------------------------------------------


                CONSUMER STAPLES - 1.9% (1.2% OF TOTAL INVESTMENTS)

        2,980   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB          2,911,251
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 18.9% (12.6% OF TOTAL INVESTMENTS)

        1,250   Frederick County, Maryland, Educational Facilities Revenue Bonds,     9/16 at 100.00        BBB-          1,271,038
                 Mount Saint Mary's College, Series 2006, 5.625%, 9/01/38

        1,000   Hartford County, Maryland, Economic Development Revenue               4/14 at 100.00          A+          1,028,120
                 Bonds, Battelle Memorial Institute, Series 2004, 5.250%, 4/01/34

                Maryland Economic Development Corporation, Utility
                Infrastructure Revenue Bonds, University of Maryland - College
                Park, Series 2001:
          980    5.375%, 7/01/15 - AMBAC Insured                                      7/11 at 100.00         AAA          1,045,817
          980    5.375%, 7/01/16 - AMBAC Insured                                      7/11 at 100.00         AAA          1,045,817

                Maryland Health and Higher Educational Facilities Authority,
                Revenue Bonds, Bullis School, Series 2000:
          750    5.250%, 7/01/25 - FSA Insured                                        1/11 at 101.00         AAA            785,130
          500    5.250%, 7/01/30 - FSA Insured                                        1/11 at 101.00         AAA            523,420

        1,250   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00          A-          1,264,213
                 Revenue Bonds, Goucher College, Series 2004, 5.125%, 7/01/34

        1,335   Maryland Health and Higher Educational Facilities Authority,          6/17 at 100.00        Baa1          1,280,225
                 Revenue Bonds, Maryland Institute College of Art, Series 2007,
                 5.000%, 6/01/36

        1,500   Maryland Health and Higher Educational Facilities Authority,          1/08 at 102.00          AA          1,531,935
                 Revenue Refunding Bonds, Johns Hopkins University,
                 Series 1997, 5.625%, 7/01/27

        1,365   Montgomery County Revenue Authority, Maryland, Lease                  5/15 at 100.00          A1          1,445,098
                 Revenue Bonds, Montgomery College Arts Center Project,
                 Series 2005A, 5.000%, 5/01/19

        9,445   Morgan State University, Maryland, Student Tuition and Fee              No Opt. Call         AAA         11,246,348
                 Revenue Refunding Bonds, Academic Fees and Auxiliary
                 Facilities, Series 1993, 6.100%, 7/01/20 - MBIA Insured

        2,680   University of Maryland, Auxiliary Facility and Tuition Revenue        4/13 at 100.00          AA          2,826,596
                 Bonds, Series 2003A, 5.000%, 4/01/19

        1,685   University of Maryland, Auxiliary Facility and Tuition Revenue       10/16 at 100.00          AA          1,812,538
                 Bonds, Series 2006A, 5.000%, 10/01/22

                Westminster, Maryland, Educational Facilities Revenue Bonds,
                McDaniel College, Series 2006:
        1,400    5.000%, 11/01/31                                                    11/16 at 100.00        BBB+          1,360,002
          850    4.500%, 11/01/36                                                    11/16 at 100.00        BBB+            735,301

------------------------------------------------------------------------------------------------------------------------------------
       26,970   Total Education and Civic Organizations                                                                  29,201,598
------------------------------------------------------------------------------------------------------------------------------------

                                       19

NMY
Nuveen Maryland Premium Income Municipal Fund (continued)
Portfolio of INVESTMENTS November 30, (2007) (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE - 21.8% (14.5% OF TOTAL INVESTMENTS)

$       1,525   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00          A2     $    1,562,973
                 Revenue Bonds, Calvert Memorial Hospital, Series 2004,
                 5.500%, 7/01/36

        3,250   Maryland Health and Higher Educational Facilities Authority,          7/12 at 100.00        Baa1          3,334,468
                 Revenue Bonds, Carroll County General Hospital, Series 2002,
                 5.800%, 7/01/32

        1,665   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00          AA          1,624,740
                 Revenue Bonds, Civista Medical Center, Series 2005,
                 5.000%, 7/01/37 - RAAI Insured

        1,740   Maryland Health and Higher Educational Facilities Authority,          7/17 at 100.00        Baa1          1,685,225
                 Revenue Bonds, Doctors Community Hospital, Series 2007A,
                 5.000%, 7/01/29

        1,400   Maryland Health and Higher Educational Facilities Authority,          7/12 at 100.00        Baa1          1,361,654
                 Revenue Bonds, Frederick Memorial Hospital, Series 2002,
                 5.125%, 7/01/35

        1,500   Maryland Health and Higher Educational Facilities Authority,          7/11 at 100.00          A+          1,489,020
                 Revenue Bonds, Greater Baltimore Medical Center, Series 2001,
                 5.000%, 7/01/34

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/08 at 101.00         AAA          1,016,430
                 Revenue Bonds, Johns Hopkins Hospital, Howard County
                 General Hospital Acquisition, Series 1998, 5.000%, 7/01/19 -
                 MBIA Insured

        1,430   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00          AA          1,576,861
                 Revenue Bonds, Johns Hopkins Hospital, Series 2004,
                 Inverse 1003, 7.209%, 7/01/33 (IF)

        2,000   Maryland Health and Higher Educational Facilities Authority,          6/09 at 101.00          A+          2,051,200
                 Revenue Bonds, Kaiser Permanente System, Series 1998A,
                 5.375%, 7/01/15

        3,800   Maryland Health and Higher Educational Facilities Authority,          7/13 at 100.00        Baa3          3,817,024
                 Revenue Bonds, Kennedy Krieger Institute, Series 2003,
                 5.500%, 7/01/33

        2,040   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00           A          2,055,769
                 Revenue Bonds, LifeBridge Health System, Series 2004A,
                 5.125%, 7/01/34

        1,750   Maryland Health and Higher Educational Facilities Authority,          8/14 at 100.00          A3          1,787,380
                 Revenue Bonds, MedStar Health, Series 2004, 5.375%, 8/15/24

                Maryland Health and Higher Educational Facilities Authority,
                Revenue Bonds, Mercy Medical Center Project, Series 2007A:
        1,010    5.000%, 7/01/37                                                      7/17 at 100.00         BBB            927,624
          670    5.500%, 7/01/42                                                      7/17 at 100.00         BBB            656,761

        1,700   Maryland Health and Higher Educational Facilities Authority,          7/16 at 100.00           A          1,698,640
                 Revenue Bonds, Peninsula Regional Medical Center,
                 Series 2006, 5.000%, 7/01/36

        3,250   Maryland Health and Higher Educational Facilities Authority,          7/12 at 100.00          A3          3,320,168
                 Revenue Bonds, Union Hospital of Cecil County, Series 2002,
                 5.625%, 7/01/32

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/13 at 100.00         AAA          1,037,610
                 Revenue Bonds, University of Maryland Medical System,
                 Series 2004B, 5.000%, 7/01/24 - AMBAC Insured
        2,000   Maryland Health and Higher Educational Facilities Authority,          7/16 at 100.00         AAA          2,044,040
                 Revenue Bonds, Western Maryland Health, Series 2006A,
                 5.000%, 7/01/34 - MBIA Insured

                Prince George's County, Maryland, Revenue Bonds, Dimensions
                Health Corporation, Series 1994:
          420    5.375%, 7/01/14                                                      1/08 at 100.00          B3            376,824
          295    5.300%, 7/01/24                                                      1/08 at 100.00          B3            237,239

------------------------------------------------------------------------------------------------------------------------------------
       33,445   Total Health Care                                                                                        33,661,650
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 12.0% (8.0% OF TOTAL INVESTMENTS)

        1,450   Maryland Community Development Administration, FNMA                   2/11 at 101.00         Aaa          1,504,839
                 Multifamily Development Revenue Bonds, Edgewater Village
                 Apartments, Series 2000B, 5.800%, 8/01/20
                 (Alternative Minimum Tax)

        2,500   Maryland Community Development Administration, Housing                1/09 at 101.00         Aa2          2,510,100
                 Revenue Bonds, Series 1999A, 5.350%, 7/01/41
                 (Alternative Minimum Tax)

          880   Maryland Community Development Administration, Housing                1/10 at 100.00         Aa2            900,002
                 Revenue Bonds, Series 1999B, 6.250%, 7/01/32
                 (Alternative Minimum Tax)


                                       20

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY (continued)

$       1,000   Maryland Economic Development Corporation, Senior Lien               10/13 at 100.00          B2     $      959,450
                 Student Housing Revenue Bonds, University of Maryland -
                 Baltimore, Series 2003A, 5.625%, 10/01/23

        1,000   Maryland Economic Development Corporation, Student Housing            6/09 at 102.00        Baa3          1,030,740
                 Revenue Bonds, Collegiate Housing Foundation - Salisbury State
                 University, Series 1999A, 6.000%, 6/01/19

        1,145   Maryland Economic Development Corporation, Student Housing            6/16 at 100.00         AAA          1,162,828
                 Revenue Refunding Bonds, University of Maryland College
                 Park Projects, Series 2006, 5.000%, 6/01/33 - CIFG Insured

        3,830   Montgomery County Housing Opportunities Commission,                   7/08 at 101.00         Aaa          3,876,420
                 Maryland, FNMA/FHA-Insured Multifamily Housing Development
                 Bonds, Series 1998A, 5.200%, 7/01/30

          360   Montgomery County Housing Opportunities Commission,                   1/08 at 100.00         Aa2            360,569
                 Maryland, GNMA/FHA-Insured Multifamily Housing Revenue
                 Bonds, Series 1995A, 5.900%, 7/01/15

        2,000   Montgomery County Housing Opportunities Commission,                   7/10 at 100.00         Aaa          2,063,660
                 Maryland, Multifamily Housing Development Bonds,
                 Series 2000A, 6.100%, 7/01/30

          540   Prince George's County Housing Authority, Maryland,                   9/09 at 102.00         AAA            557,944
                 GNMA Collateralized Mortgage Revenue Bonds, University
                 Landing Apartments, Series 1999, 6.100%, 3/20/41
                 (Alternative Minimum Tax)

                Prince George's County Housing Authority, Maryland, GNMA
                Collateralized Mortgage Revenue Refunding Bonds, Overlook
                Apartments, Series 1995A:
        2,000    5.700%, 12/20/15                                                    12/07 at 100.00         AAA          2,002,920
        1,670    5.750%, 12/20/19                                                    12/07 at 100.00         AAA          1,672,021

------------------------------------------------------------------------------------------------------------------------------------
       18,375   Total Housing/Multifamily                                                                                18,601,493
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 7.6% (5.1% OF TOTAL INVESTMENTS)

          650   Maryland Community Development Administration Department              3/17 at 100.00         Aa2            650,189
                 of Housing and Community Development, Residential Revenue
                 Bonds, Series 2007H, 5.000%, 9/01/27 (Alternative Minimum Tax)

        1,195   Maryland Community Development Administration, Department             9/15 at 100.00         Aa2          1,186,946
                 of Housing and Community Development, Residential Revenue
                 Bonds, Series 2006F, 4.900%, 9/01/26 (Alternative Minimum Tax)

        4,100   Maryland Community Development Administration, Department             3/16 at 100.00         Aa2          4,059,942
                 of Housing and Community Development, Residential Revenue
                 Bonds, Series 2006I, 4.875%, 9/01/26 (Alternative Minimum Tax)

        1,630   Maryland Community Development Administration, Department             9/16 at 100.00         Aa2          1,588,565
                 of Housing and Community Development, Residential Revenue
                 Bonds, Series 2006L, 4.900%, 9/01/31 (Alternative Minimum Tax)

        1,200   Maryland Community Development Administration, Department             3/17 at 100.00         Aa2          1,145,232
                 of Housing and Community Development, Residential Revenue
                 Bonds, Series 2007D, 4.850%, 9/01/37 (Alternative Minimum Tax)

        2,345   Maryland Community Development Administration, Residential            9/14 at 100.00         Aa2          2,255,656
                 Revenue Bonds, Series 2005E, 4.900%, 9/01/36
                 (Alternative Minimum Tax)

          600   Maryland Community Development Administration, Residential            9/15 at 100.00         Aa2            586,932
                 Revenue Bonds, Series 2006B, 4.750%, 9/01/25
                 (Alternative Minimum Tax)

           10   Prince George's County Housing Authority, Maryland,                   8/10 at 100.00         AAA             10,236
                 FHLMC/FNMA/GNMA Collateralized Single Family Mortgage
                 Revenue Bonds, Series 2000A, 6.150%, 8/01/19
                 (Alternative Minimum Tax)

          320   Puerto Rico Housing Finance Authority, Mortgage-Backed                6/13 at 100.00         AAA            328,883
                 Securities Program Home Mortgage Revenue Bonds,
                 Series 2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       12,050   Total Housing/Single Family                                                                              11,812,581
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 1.2% (0.8% OF TOTAL INVESTMENTS)

        2,010   Maryland Economic Development Corporation, Solid Waste                4/12 at 101.00         BBB          1,980,493
                 Disposal Revenue Bonds, Waste Management Inc.,
                 Series 2002, 4.600%, 4/01/16 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 2.8% (1.9% OF TOTAL INVESTMENTS)

        2,455   Baltimore County, Maryland, Revenue Bonds, Oak Crest Village,         1/17 at 100.00        BBB+          2,320,221
                 Series 2007A, 5.000%, 1/01/37

        1,000   Carroll County, Maryland, Revenue Refunding Bonds,                    1/09 at 101.00          AA          1,017,970
                 EMA Obligated Group, Series 1999A, 5.625%, 1/01/25 -
                 RAAI Insured


                                       21

NMY
Nuveen Maryland Premium Income Municipal Fund (continued)
Portfolio of INVESTMENTS November 30, (2007) (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE (continued)

$       1,065   Maryland Health and Higher Educational Facilities Authority,          7/17 at 100.00        BBB+     $      972,750
                 Revenue Bonds, Mercy Ridge Retirement Community,
                 Series 2007, 4.750%, 7/01/34

------------------------------------------------------------------------------------------------------------------------------------
        4,520   Total Long-Term Care                                                                                      4,310,941
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 34.0% (22.6% OF TOTAL INVESTMENTS)

        2,030   Anne Arundel County, Maryland, General Obligation Bonds,              4/14 at 100.00         AAA          2,196,805
                 Series 2004, 5.000%, 4/01/16

                Anne Arundel County, Maryland, General Obligation Bonds,
                Series 2006:
        1,310    5.000%, 3/01/21                                                      3/16 at 100.00         AAA          1,410,294
        1,000    5.000%, 3/01/21                                                      3/16 at 100.00         AAA          1,076,560

          685   Anne Arundel County, Maryland, Water and Sewer Revenue                3/16 at 100.00         AAA            751,472
                 Bonds, Series 2006, 5.000%, 3/01/17

                Baltimore County, Maryland, Metropolitan District Special
                Assessment Bonds, 67th Issue:
        2,500    5.000%, 6/01/25                                                      6/11 at 101.00         AAA          2,602,625
        3,500    5.000%, 6/01/26                                                      6/11 at 101.00         AAA          3,644,970

        1,000   Baltimore, Maryland, Consolidated General Obligation Public             No Opt. Call         AA-          1,031,740
                 Improvement Bonds, Series 1989B, 7.150%, 10/15/08

        1,540   Baltimore, Maryland, General Obligation Consolidated Public          10/14 at 100.00         AAA          1,635,033
                 Improvement Bonds, Series 2004A, 5.000%, 10/15/22 -
                 AMBAC Insured

          700   Carroll County, Maryland, Consolidated Public Improvement            12/15 at 100.00          AA            771,967
                 Bonds, Series 2005A, 5.000%, 12/01/16

                Charles County, Maryland, Consolidated General Obligation
                Public Improvement Bonds, Series 2006:
        2,185    5.000%, 3/01/14                                                        No Opt. Call          AA          2,386,501
          820    5.000%, 3/01/16                                                        No Opt. Call          AA            905,731

        1,500   Frederick County, Maryland, General Obligation Public Facilities        No Opt. Call          AA          1,663,755
                 Bonds, Series 2006, 5.000%, 11/01/20

                Howard County, Maryland, Consolidated Public Improvement
                Bonds, Series 2004B:
          735    5.000%, 8/15/16                                                      2/14 at 100.00         AAA            795,366
        1,625    5.000%, 8/15/17                                                      2/14 at 100.00         AAA          1,759,778
        1,180    5.000%, 8/15/19                                                      2/14 at 100.00         AAA          1,263,650

        1,725   Howard County, Maryland, Metropolitan District Refunding              2/12 at 100.00         AAA          1,834,089
                 Bonds, Series 2002A, 5.250%, 8/15/18

        1,190   Maryland National Capital Park Planning Commission,                   1/14 at 100.00         AA+          1,283,510
                 Prince George's County, General Obligation Bonds, Park
                 Acquisition and Development, Series 2004EE-2, 5.000%, 1/15/17

        3,000   Montgomery County, Maryland, Consolidated General Obligation            No Opt. Call         AAA          3,313,230
                 Public Improvement Bonds, Series 2005A, 5.000%, 7/01/15

        3,520   Montgomery County, Maryland, Consolidated General Obligation            No Opt. Call         AAA          3,898,822
                 Public Improvement Bonds, Series 2006, 5.000%, 5/01/16

                Montgomery County, Maryland, Consolidated General Obligation
                Public Improvement Refunding Bonds, Series 2001:
        1,750    5.250%, 10/01/13                                                    10/11 at 101.00         AAA          1,885,398
        2,000    5.250%, 10/01/18                                                    10/11 at 101.00         AAA          2,132,000

        2,000   Prince George's County, Maryland, General Obligation                  9/12 at 101.00         AA+          2,025,360
                 Consolidated Public Improvement Bonds, Series 2002,
                 4.100%, 9/15/19

        5,770   Prince George's County, Maryland, General Obligation                 10/13 at 100.00         AA+          6,112,045
                 Consolidated Public Improvement Bonds, Series 2003A,
                 5.000%, 10/01/18

                Washington Suburban Sanitary District, Montgomery and
                Prince George's Counties, Maryland, Sewerage Disposal Bonds,
                Series 2005:
        2,000    5.000%, 6/01/16                                                      6/15 at 100.00         AAA          2,194,660
        1,235    5.000%, 6/01/23                                                      6/15 at 100.00         AAA          1,314,781
        1,235    5.000%, 6/01/24                                                      6/15 at 100.00         AAA          1,310,668
        1,235    5.000%, 6/01/25                                                      6/15 at 100.00         AAA          1,307,396

------------------------------------------------------------------------------------------------------------------------------------
       48,970   Total Tax Obligation/General                                                                             52,508,206
------------------------------------------------------------------------------------------------------------------------------------


                                       22

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 15.1% (10.0% OF TOTAL INVESTMENTS)

$         300   Baltimore, Maryland, Special Obligation Bonds, North Locust           9/15 at 101.00         N/R     $      282,963
                 Point Project, Series 2005, 5.500%, 9/01/34

          340   Frederick County, Maryland, Lake Linganore Village Community          7/10 at 102.00          AA            351,036
                 Development Special Obligation Bonds, Series 2001A,
                 5.700%, 7/01/29 - RAAI Insured

          900   Hyattsville, Maryland, Special Obligation Bonds, University Town      7/14 at 102.00         N/R            882,531
                 Center Project, Series 2004, 5.750%, 7/01/34

                Maryland Department of Transportation, Certificates of
                Participation, Mass Transit Administration Project, Series 2000:
          875    5.500%, 10/15/19 (Alternative Minimum Tax)                          10/10 at 101.00         AA+            910,201
          925    5.500%, 10/15/20 (Alternative Minimum Tax)                          10/10 at 101.00         AA+            962,213

        4,250   Maryland Department of Transportation, Consolidated                     No Opt. Call         AAA          4,837,222
                 Transportation Revenue Bonds, Series 2002, 5.500%, 2/01/16

        1,875   Maryland Economic Development Corporation, Lease Revenue              6/12 at 100.50         AA+          2,018,175
                 Bonds, Department of Transportation Headquarters Building,
                 Series 2002, 5.375%, 6/01/19

        1,700   Maryland Stadium Authority, Lease Revenue Bonds,                      6/13 at 100.00         AA+          1,775,820
                 Montgomery County Conference Center Facilities, Series 2003,
                 5.000%, 6/15/24

        1,000   Montgomery County, Maryland, Lease Revenue Bonds,                     6/12 at 100.00          AA          1,050,290
                 Metrorail Garage, Series 2002, 5.000%, 6/01/21

          675   Montgomery County, Maryland, Special Obligation Bonds,                7/12 at 101.00          AA            696,101
                 West Germantown Development District, Senior Series 2002A,
                 5.500%, 7/01/27 - RAAI Insured

          635   New Baltimore City Board of School Commissioners, Maryland,          11/10 at 100.00         AA+            666,445
                 School System Revenue Bonds, Series 2000, 5.125%, 11/01/15

                Puerto Rico Highway and Transportation Authority, Highway
                Revenue Bonds, Series 2007N:
        1,000    5.500%, 7/01/29 - AMBAC Insured                                        No Opt. Call         AAA          1,120,100
        2,500    5.250%, 7/01/31 - AMBAC Insured                                        No Opt. Call         AAA          2,700,250
        1,000    5.250%, 7/01/33 - MBIA Insured                                         No Opt. Call         AAA          1,097,920

        2,100   Puerto Rico Municipal Finance Agency, Series 2002A,                   8/12 at 100.00         AAA          2,225,370
                 5.250%, 8/01/21 - FSA Insured

        1,500   Puerto Rico, Highway Revenue Bonds, Highway and                         No Opt. Call         AAA          1,689,870
                 Transportation Authority, Series 2003AA, 5.500%, 7/01/19 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       21,575   Total Tax Obligation/Limited                                                                             23,266,507
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 2.1% (1.3% OF TOTAL INVESTMENTS)

        1,060   Baltimore, Maryland, Revenue Refunding Bonds, Parking                   No Opt. Call         AAA          1,178,879
                 System Facilities, Series 1998A, 5.250%, 7/01/17 -
                 FGIC Insured

        2,075   Puerto Rico Ports Authority, Special Facilities Revenue Bonds,       12/07 at 101.00        CCC+          2,005,571
                 American Airlines Inc., Series 1996A, 6.250%, 6/01/26
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        3,135   Total Transportation                                                                                      3,184,450
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 21.2% (14.1% OF TOTAL INVESTMENTS) (4)

        2,500   Baltimore County, Maryland, Consolidated General Obligation           8/12 at 100.00         AAA          2,629,850
                 Public Improvement Bonds, Series 2002, 5.000%, 8/01/18
                 (Pre-refunded 8/01/12)

        2,000   Baltimore, Maryland, Revenue Refunding Bonds, Water Projects,           No Opt. Call         AAA          2,163,880
                 Series 1998A, 5.000%, 7/01/28 - FGIC Insured (ETM)

        2,000   Baltimore, Maryland, Revenue Refunding Bonds, Water                     No Opt. Call         AAA          2,202,300
                 System Projects, Series 1994A, 5.000%, 7/01/24 -
                 FGIC Insured (ETM)

                Frederick County, Maryland, Educational Facilities Revenue Bonds,
                Mount St. Mary's College, Series 2001A:
          200    5.750%, 9/01/25 (Pre-refunded 3/01/10)                               3/10 at 101.00    BBB- (4)            212,334
          200    5.800%, 9/01/30 (Pre-refunded 3/01/10)                               3/10 at 101.00    BBB- (4)            212,548


                                       23

NMY
Nuveen Maryland Premium Income Municipal Fund (continued)
Portfolio of INVESTMENTS November 30, (2007) (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

$       3,000   Frederick County, Maryland, General Obligation Public Facilities      7/09 at 101.00         AAA     $    3,121,140
                 Bonds, Series 1999, 5.250%, 7/01/18 (Pre-refunded 7/01/09)

          275   Frederick County, Maryland, Lake Linganore Village Community          7/10 at 102.00      AA (4)            296,599
                 Development Special Obligation Bonds, Series 2001A,
                 5.700%, 7/01/29 (Pre-refunded 7/01/10) - RAAI Insured

        2,255   Gaithersburg, Maryland, Hospital Facilities Revenue Refunding           No Opt. Call         AAA          2,446,247
                 and Improvement Bonds, Shady Grove Adventist Hospital,
                 Series 1995, 6.500%, 9/01/12 - FSA Insured (ETM)

          575   Howard County, Maryland, Consolidated Public Improvement              2/12 at 100.00         AAA            620,448
                 Refunding Bonds, Series 2002A, 5.250%, 8/15/18
                 (Pre-refunded 2/15/12)

                Maryland Economic Development Corporation, Health and
                Mental Hygiene Providers Revenue Bonds, Series 1996A:
          905    7.625%, 4/01/21 (Pre-refunded 4/01/11)                               4/11 at 102.00     N/R (4)          1,026,867
          685    7.625%, 4/01/21 (Pre-refunded 4/01/11)                               4/11 at 102.00     N/R (4)            777,242

        2,250   Maryland Economic Development Corporation, Student Housing            6/09 at 102.00    Baa2 (4)          2,372,153
                 Revenue Bonds, Collegiate Housing Foundation - College Park,
                 Series 1999A, 5.750%, 6/01/24 (Pre-refunded 6/01/09)

        3,200   Maryland Health and Higher Educational Facilities Authority,            No Opt. Call         AAA          3,495,296
                 Revenue Bonds, Helix Health, Series 1997, 5.000%, 7/01/27 -
                 AMBAC Insured (ETM)

        3,125   Maryland Health and Higher Educational Facilities Authority,          1/08 at 100.00         Aaa          3,166,625
                 Revenue Bonds, Howard County General Hospital, Series 1993,
                 5.500%, 7/01/25 (ETM)

        1,500   Maryland Health and Higher Educational Facilities Authority,          7/12 at 100.00       A (4)          1,673,370
                 Revenue Bonds, University of Maryland Medical System,
                 Series 2002, 6.000%, 7/01/22 (Pre-refunded 7/01/12)

          210   Maryland Transportation Authority, Revenue Refunding Bonds,             No Opt. Call         AAA            241,298
                 Transportation Facilities Projects, First Series 1978,
                 6.800%, 7/01/16 (ETM)

        1,000   Prince George's County, Maryland, General Obligation                 12/11 at 101.00         AAA          1,084,270
                 Consolidated Public Improvement Bonds, Series 2001,
                 5.250%, 12/01/20 (Pre-refunded 12/01/11) - FGIC Insured

        1,000   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          1,059,920
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/20 (ETM)

        1,000   Puerto Rico, Highway Revenue Bonds, Highway and                       7/16 at 100.00         Aaa          1,145,190
                 Transportation Authority, Series 1996Y, 5.500%, 7/01/36
                 (Pre-refunded 7/01/16)

          520   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA            542,750
                 Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
                 (Pre-refunded 7/01/10)

        2,000   Virgin Islands Public Finance Authority, Gross Receipts Taxes        10/10 at 101.00    BBB+ (4)          2,194,900
                 Loan Note, Series 1999A, 6.500%, 10/01/24
                 (Pre-refunded 10/01/10)

------------------------------------------------------------------------------------------------------------------------------------
       30,400   Total U.S. Guaranteed                                                                                    32,685,227
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 4.0% (2.7% OF TOTAL INVESTMENTS)

        2,500   Maryland Energy Financing Administration, Revenue Bonds,              2/08 at 100.00         N/R          2,506,100
                 AES Warrior Run Project, Series 1995, 7.400%, 9/01/19
                 (Alternative Minimum Tax)

        3,500   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/14 at 100.00         AAA          3,724,525
                 Series 2004PP, 5.000%, 7/01/22 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
        6,000   Total Utilities                                                                                           6,230,625
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 4.2% (2.8% OF TOTAL INVESTMENTS)

        1,045   Baltimore, Maryland, Revenue Refunding Bonds, Water System              No Opt. Call         AAA          1,142,143
                 Projects, Series 1994A, 5.000%, 7/01/24 - FGIC Insured

        2,900   Baltimore, Maryland, Wastewater Project Revenue Bonds,                7/16 at 100.00         AAA          3,039,055
                 Series 2006C, 5.000%, 7/01/31 - AMBAC Insured


                                       24

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$       1,260   Baltimore, Maryland, Wastewater Project Revenue Bonds,                7/17 at 100.00         AAA     $    1,321,072
                 Series 2007D, 5.000%, 7/01/32 - AMBAC Insured

          860   Maryland Water Quality Financing Administration, Revolving              No Opt. Call         AAA            950,885
                 Loan Fund Revenue Bonds, Series 2005A, 5.000%, 9/01/15

------------------------------------------------------------------------------------------------------------------------------------
        6,065   Total Water and Sewer                                                                                     6,453,155
------------------------------------------------------------------------------------------------------------------------------------
$     220,275   Total Long-Term Investments (cost $224,303,351) - 149.4%                                                230,795,358
=============-----------------------------------------------------------------------------------------------------------------------

                SHORT-TERM INVESTMENTS -- 1.1% (0.7% OF TOTAL INVESTMENTS)

$       1,725   Maryland Health and Higher Education Facilities Authority,                                   Aa3          1,725,000
                 Revenue Bonds, Kennedy Krieger Institute Project, Variable
                 Rate Demand Obligations, Series 2006, 6.000%, 7/01/36 -
                 RAAI Insured (5)
=============-----------------------------------------------------------------------------------------------------------------------
                Total Short-Term Investments (cost $1,725,000)                                                            1,725,000
                --------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $226,028,351) - 150.5%                                                          232,520,358
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.7%                                                                      1,111,630
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (51.2)%                                                        (79,100,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $ 154,531,988
                ====================================================================================================================

FORWARD SWAPS OUTSTANDING AT NOVEMBER 30, 2007:
                                    FUND                                      FIXED RATE                                 UNREALIZED
                 NOTIONAL    PAY/RECEIVE      FLOATING RATE     FIXED RATE       PAYMENT    EFFECTIVE   TERMINATION    APPRECIATION
COUNTERPARTY       AMOUNT  FLOATING RATE              INDEX    (ANNUALIZED)    FREQUENCY      DATE (6)         DATE   (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Royal Bank
 of Canada     $4,200,000           Pay                SIFM          4.335%    Quarterly      8/06/08       8/06/37        $360,314
====================================================================================================================================
SIFM-The daily arithmetic average of the weekly SIFM (Securities Industry and
Financial Markets) Municipal Swap Index.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

                    The AAA ratings shown in the Portfolio of Investments reflects the AAA ratings on certain bonds insured by AMBAC, FGIC or MBIA as of November 30, 2007. As explained earlier in the Portfolio Manager's Comments section of this report, one rating agency has reduced the rating for AMBAC to AA, and one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.

               (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               (5) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

               (6) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

               N/R  Not rated.

             (ETM)  Escrowed to maturity.

              (IF)  Inverse floating rate investment.

                                 See accompanying notes to financial statements.

NFM
Nuveen Maryland Dividend Advantage Municipal Fund
Portfolio of INVESTMENTS
                                                   November 30, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 4.8% (3.1% OF TOTAL INVESTMENTS)

$         205   Baltimore, Maryland, Pollution Control Revenue Bonds, General           No Opt. Call        Caa1     $      204,342
                 Motors Corporation, Series 1993, 5.350%, 4/01/08

        1,690   Baltimore, Maryland, Senior Lien Convention Center Hotel              9/16 at 100.00         AAA          1,782,629
                 Revenue Bonds, Series 2006A, 5.250%, 9/01/39 - XLCA Insured

          310   Baltimore, Maryland, Subordinate Lien Convention Center Hotel         9/16 at 100.00         Ba1            313,667
                 Revenue Bonds, Series 2006B, 5.875%, 9/01/39

          650   Maryland Economic Development Corporation, Revenue Bonds,            12/16 at 100.00         N/R            580,372
                 Chesapeake Bay Hyatt Conference Center, Series 2006A,
                 5.000%, 12/01/31

------------------------------------------------------------------------------------------------------------------------------------
        2,855   Total Consumer Discretionary                                                                              2,881,010
------------------------------------------------------------------------------------------------------------------------------------


                CONSUMER STAPLES - 2.4% (1.6% OF TOTAL INVESTMENTS)

        1,485   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB          1,450,741
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 13.5% (8.9% OF TOTAL INVESTMENTS)

          645   Hartford County, Maryland, Economic Development Revenue               4/14 at 100.00          A+            663,137
                 Bonds, Battelle Memorial Institute, Series 2004,
                 5.250%, 4/01/34

          980   Maryland Economic Development Corporation, Utility                    7/11 at 100.00         AAA          1,021,219
                 Infrastructure Revenue Bonds, University of Maryland -
                 College Park, Series 2001, 5.000%, 7/01/19 - AMBAC Insured

        1,500   Maryland Health and Higher Educational Facilities Authority,          7/08 at 102.00        BBB-          1,526,250
                 Educational Facilities Leasehold Mortgage Revenue Bonds,
                 McLean School, Series 2001, 6.000%, 7/01/31

          500   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00          A-            505,685
                 Revenue Bonds, Goucher College, Series 2004, 5.125%, 7/01/34

          565   Maryland Health and Higher Educational Facilities Authority,          6/17 at 100.00        Baa1            541,818
                 Revenue Bonds, Maryland Institute College of Art, Series 2007,
                 5.000%, 6/01/36

          475   Maryland Industrial Development Financing Authority, Revenue          5/15 at 100.00         N/R            481,921
                 Bonds, Our Lady of Good Counsel High School, Series 2005A,
                 6.000%, 5/01/35

          615   Montgomery County Revenue Authority, Maryland, Lease                  5/15 at 100.00          A1            648,671
                 Revenue Bonds, Montgomery College Arts Center Project,
                 Series 2005A, 5.000%, 5/01/20

                Puerto Rico Industrial, Tourist, Educational, Medical and
                Environmental Control Facilities Financing Authority, Higher
                Education Revenue Bonds, Ana G. Mendez University System,
                Series 1999:
          215    5.375%, 2/01/19                                                      2/09 at 101.00        BBB-            217,980
          410    5.375%, 2/01/29                                                      2/09 at 101.00        BBB-            410,086

          500   University of Maryland, Auxiliary Facility and Tuition Revenue        4/13 at 100.00          AA            527,350
                 Bonds, Series 2003A, 5.000%, 4/01/19

          800   University of Maryland, Auxiliary Facility and Tuition Revenue       10/16 at 100.00          AA            860,552
                 Bonds, Series 2006A, 5.000%, 10/01/22

          900   Westminster, Maryland, Educational Facilities Revenue Bonds,         11/16 at 100.00        BBB+            778,554
                 McDaniel College, Series 2006, 4.500%, 11/01/36

------------------------------------------------------------------------------------------------------------------------------------
        8,105   Total Education and Civic Organizations                                                                   8,183,223
------------------------------------------------------------------------------------------------------------------------------------


                                       26

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE - 29.6% (19.5% OF TOTAL INVESTMENTS)

$       1,325   Maryland Health and Higher Education Facilities Authority,            7/16 at 100.00           A     $    1,307,086
                 Revenue Bonds, University of Maryland Medical System,
                 Series 2006, 5.000%, 7/01/36

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/08 at 101.00         AAA          1,016,300
                 Revenue Bonds, Anne Arundel Medical Center, Series 1998,
                 5.125%, 7/01/28 - FSA Insured

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/08 at 102.00          A2          1,001,640
                 Revenue Bonds, Calvert Memorial Hospital, Series 1998,
                 5.000%, 7/01/28

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/12 at 100.00        Baa1          1,043,180
                 Revenue Bonds, Carroll County General Hospital, Series 2002,
                 6.000%, 7/01/26

          750   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00          AA            731,865
                 Revenue Bonds, Civista Medical Center, Series 2005,
                 5.000%, 7/01/37 - RAAI Insured

          710   Maryland Health and Higher Educational Facilities Authority,          7/17 at 100.00        Baa1            687,649
                 Revenue Bonds, Doctors Community Hospital, Series 2007A,
                 5.000%, 7/01/29

          500   Maryland Health and Higher Educational Facilities Authority,          7/12 at 100.00        Baa1            486,305
                 Revenue Bonds, Frederick Memorial Hospital, Series 2002,
                 5.125%, 7/01/35

          650   Maryland Health and Higher Educational Facilities Authority,          7/11 at 100.00          A+            645,242
                 Revenue Bonds, Greater Baltimore Medical Center, Series 2001,
                 5.000%, 7/01/34 - MBIA Insured

        1,250   Maryland Health and Higher Educational Facilities Authority,          5/11 at 100.00          A+          1,275,600
                 Revenue Bonds, Johns Hopkins Hospital, Series 2001,
                 5.000%, 5/15/21

          585   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00          AA            645,080
                 Revenue Bonds, Johns Hopkins Hospital, Series 2004,
                 Inverse 1003, 7.209%, 7/01/33 (IF)

        2,225   Maryland Health and Higher Educational Facilities Authority,          6/09 at 101.00          A+          2,281,960
                 Revenue Bonds, Kaiser Permanente System, Series 1998A,
                 5.375%, 7/01/15

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/13 at 100.00        Baa3          1,004,480
                 Revenue Bonds, Kennedy Krieger Institute, Series 2003,
                 5.500%, 7/01/33

          585   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00           A            589,522
                 Revenue Bonds, LifeBridge Health System, Series 2004A,
                 5.125%, 7/01/34

          700   Maryland Health and Higher Educational Facilities Authority,          8/14 at 100.00          A3            714,952
                 Revenue Bonds, MedStar Health, Series 2004, 5.375%, 8/15/24

                Maryland Health and Higher Educational Facilities Authority,
                Revenue Bonds, Mercy Medical Center Project, Series 2007A:
          415    5.000%, 7/01/37                                                      7/17 at 100.00         BBB            381,153
          270    5.500%, 7/01/42                                                      7/17 at 100.00         BBB            264,665

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/11 at 100.00        Baa1          1,008,980
                 Revenue Bonds, Mercy Medical Center, Series 2001,
                 5.625%, 7/01/31

          700   Maryland Health and Higher Educational Facilities Authority,          7/16 at 100.00           A            699,440
                 Revenue Bonds, Peninsula Regional Medical Center,
                 Series 2006, 5.000%, 7/01/36

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/15 at 100.00          A3            988,150
                 Revenue Bonds, Union Hospital of Cecil County, Series 2005,
                 5.000%, 7/01/35

          570   Maryland Health and Higher Educational Facilities Authority,          7/08 at 101.00          A3            573,164
                 Revenue Refunding Bonds, Union Hospital of Cecil County,
                 Series 1998, 5.100%, 7/01/22

          700   Prince George's County, Maryland, Revenue Bonds, Dimensions           1/08 at 100.00          B3            562,940
                 Health Corporation, Series 1994, 5.300%, 7/01/24

------------------------------------------------------------------------------------------------------------------------------------
       17,935   Total Health Care                                                                                        17,909,353
------------------------------------------------------------------------------------------------------------------------------------


                                       27

NFM
Nuveen Maryland Dividend Advantage Municipal Fund (continued)
Portfolio of INVESTMENTS November 30, (2007) (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 18.8% (12.4% OF TOTAL INVESTMENTS)

$         750   Baltimore County, Maryland, GNMA Collateralized Revenue              10/08 at 102.00         AAA     $      760,275
                 Refunding Bonds, Cross Creek Apartments, Series 1998A,
                 5.250%, 10/20/33

        2,000   Maryland Community Development Administration, Housing                7/08 at 101.00         Aa2          2,021,180
                 Revenue Bonds, Series 1998A, 5.625%, 1/01/40
                 (Alternative Minimum Tax)

        1,000   Maryland Community Development Administration, Multifamily           12/11 at 100.00         Aaa          1,011,090
                 Housing Revenue Bonds, Princess Anne Apartments,
                 Series 2001D, 5.450%, 12/15/33 (Alternative Minimum Tax)

                Maryland Economic Development Corporation, Senior Lien Student
                Housing Revenue Bonds, University of Maryland - Baltimore,
                Series 2003A:
          215    4.250%, 10/01/10                                                       No Opt. Call          B2            207,445
           50    5.000%, 10/01/15                                                    10/13 at 100.00          B2             47,824
          210    5.625%, 10/01/23                                                    10/13 at 100.00          B2            201,485

        1,800   Maryland Economic Development Corporation, Student Housing            7/11 at 101.00           A          1,818,144
                 Revenue Bonds, Sheppard Pratt University Village, Series 2001,
                 6.000%, 7/01/33 - ACA Insured

          475   Maryland Economic Development Corporation, Student Housing            6/16 at 100.00         AAA            482,396
                 Revenue Refunding Bonds, University of Maryland College Park
                 Projects, Series 2006, 5.000%, 6/01/33 - CIFG Insured
          750   Montgomery County Housing Opportunities Commission,                   7/08 at 101.00         Aaa            753,473
                 Maryland, FNMA/FHA-Insured Multifamily Housing Development
                 Bonds, Series 1998A, 5.250%, 7/01/29 (Alternative Minimum Tax)

        2,000   Montgomery County Housing Opportunities Commission,                   7/10 at 100.00         Aaa          2,048,440
                 Maryland, Multifamily Housing Development Bonds,
                 Series 2000B, 6.200%, 7/01/30 (Alternative Minimum Tax)

        2,000   Montgomery County Housing Opportunities Commission,                   7/11 at 100.00         Aaa          2,026,740
                 Maryland, Multifamily Housing Development Bonds,
                 Series 2001A, 5.600%, 7/01/42 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       11,250   Total Housing/Multifamily                                                                                11,378,492
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 8.3% (5.5% OF TOTAL INVESTMENTS)

          250   Maryland Community Development Administration Department              3/17 at 100.00         Aa2            250,073
                 of Housing and Community Development, Residential Revenue
                 Bonds, Series 2007H, 5.000%, 9/01/27 (Alternative Minimum Tax)

          300   Maryland Community Development Administration, Department             9/15 at 100.00         Aa2            297,978
                 of Housing and Community Development, Residential Revenue
                 Bonds, Series 2006F, 4.900%, 9/01/26 (Alternative Minimum Tax)

        1,200   Maryland Community Development Administration, Department             3/16 at 100.00         Aa2          1,188,276
                 of Housing and Community Development, Residential Revenue
                 Bonds, Series 2006I, 4.875%, 9/01/26 (Alternative Minimum Tax)

          815   Maryland Community Development Administration, Department             9/16 at 100.00         Aa2            794,283
                 of Housing and Community Development, Residential Revenue
                 Bonds, Series 2006L, 4.900%, 9/01/31 (Alternative Minimum Tax)

          500   Maryland Community Development Administration, Department             3/17 at 100.00         Aa2            477,180
                 of Housing and Community Development, Residential Revenue
                 Bonds, Series 2007D, 4.850%, 9/01/37 (Alternative Minimum Tax)

          495   Maryland Community Development Administration, Residential            9/10 at 100.00         Aa2            507,410
                 Revenue Bonds, Series 2001B, 5.450%, 9/01/32
                 (Alternative Minimum Tax)

          975   Maryland Community Development Administration, Residential            9/14 at 100.00         Aa2            937,853
                 Revenue Bonds, Series 2005E, 4.900%, 9/01/36
                 (Alternative Minimum Tax)

          600   Maryland Community Development Administration, Residential            9/15 at 100.00         Aa2            586,932
                 Revenue Bonds, Series 2006B, 4.750%, 9/01/25
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        5,135   Total Housing/Single Family                                                                               5,039,985
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 2.3% (1.5% OF TOTAL INVESTMENTS)

          410   Maryland Economic Development Corporation, Solid Waste                4/12 at 101.00         BBB            403,981
                 Disposal Revenue Bonds, Waste Management Inc., Series 2002,
                 4.600%, 4/01/16 (Alternative Minimum Tax)

        1,000   Northeast Maryland Waste Disposal Authority, Baltimore,               1/09 at 101.00         BBB          1,006,370
                 Resource Recovery Revenue Bonds, RESCO Retrofit Project,
                 Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        1,410   Total Industrials                                                                                         1,410,351
------------------------------------------------------------------------------------------------------------------------------------


                                       28

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 3.6% (2.3% OF TOTAL INVESTMENTS)

$         850   Baltimore County, Maryland, Revenue Bonds, Oak Crest Village,         1/17 at 100.00        BBB+     $      803,335
                 Series 2007A, 5.000%, 1/01/37

          300   Maryland Health and Higher Educational Facilities Authority,          7/16 at 100.00         N/R            289,629
                 Revenue Bonds, Edenwald, Series 2006A, 5.400%, 1/01/31

          720   Maryland Health and Higher Educational Facilities Authority,          1/17 at 100.00         N/R            658,699
                 Revenue Bonds, King Farm Presbyterian Community,
                 Series 2007A, 5.250%, 1/01/27

          440   Maryland Health and Higher Educational Facilities Authority,          7/17 at 100.00        BBB+            401,887
                 Revenue Bonds, Mercy Ridge Retirement Community,
                 Series 2007, 4.750%, 7/01/34

------------------------------------------------------------------------------------------------------------------------------------
        2,310   Total Long-Term Care                                                                                      2,153,550
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 22.6% (14.9% OF TOTAL INVESTMENTS)

                Anne Arundel County, Maryland, General Obligation Bonds,
                Series 2006:
          730    5.000%, 3/01/21                                                      3/16 at 100.00         AAA            785,889
          565    5.000%, 3/01/21                                                      3/16 at 100.00         AAA            608,256

        3,500   Baltimore County, Maryland, Metropolitan District Special             6/11 at 101.00         AAA          3,639,961
                 Assessment Bonds, 67th Issue, 5.000%, 6/01/27

          300   Carroll County, Maryland, Consolidated Public Improvement            12/15 at 100.00          AA            330,843
                 Bonds, Series 2005A, 5.000%, 12/01/16

          500   Frederick County, Maryland, General Obligation Public Facilities        No Opt. Call          AA            554,585
                 Bonds, Series 2006, 5.000%, 11/01/20

                Frederick, Maryland, General Obligation Bonds, Series 2005:
          600    5.000%, 8/01/16 - MBIA Insured                                       8/15 at 100.00         AAA            657,726
          500    5.000%, 8/01/17 - MBIA Insured                                       8/15 at 100.00         AAA            547,015

        1,360   Howard County, Maryland, Consolidated Public Improvement              2/09 at 101.00         AAA          1,383,147
                 Bonds, Series 2001A, 4.750%, 2/15/21

        1,000   Maryland National Capital Park Planning Commission,                   1/14 at 100.00         AA+          1,078,580
                 Prince George's County, General Obligation Bonds, Park
                 Acquisition and Development, Series 2004EE-2,
                 5.000%, 1/15/17

        1,360   Montgomery County, Maryland, Consolidated General Obligation            No Opt. Call         AAA          1,506,363
                 Public Improvement Bonds, Series 2006, 5.000%, 5/01/16

          740   Ocean City, Maryland, General Obligation Bonds, Series 2001,          3/11 at 101.00         AAA            772,945
                 4.875%, 3/01/19 - FGIC Insured

        1,000   Prince George's County, Maryland, General Obligation                 10/13 at 100.00         AA+          1,071,970
                 Consolidated Public Improvement Bonds, Series 2003A,
                 5.000%, 10/01/17

          700   Washington Suburban Sanitary District, Montgomery and                 6/15 at 100.00         AAA            768,131
                 Prince George's Counties, Maryland, Sewerage Disposal Bonds,
                 Series 2005, 5.000%, 6/01/16

------------------------------------------------------------------------------------------------------------------------------------
       12,855   Total Tax Obligation/General                                                                             13,705,411
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 16.2% (10.7% OF TOTAL INVESTMENTS)

          625   Annapolis, Maryland, Special Obligation Bonds, Park Place             1/15 at 101.00         N/R            585,075
                 Project, Series 2005A, 5.350%, 7/01/34

          535   Anne Arundel County, Maryland, Tax Increment Financing                  No Opt. Call         N/R            544,801
                 Revenue Bonds, Parole Town Center Project, Series 2002,
                 5.000%, 7/01/12

          350   Hyattsville, Maryland, Special Obligation Bonds, University           7/14 at 102.00         N/R            343,207
                 Town Center Project, Series 2004, 5.750%, 7/01/34

        1,500   Maryland Department of Transportation, Consolidated                     No Opt. Call         AAA          1,707,255
                 Transportation Revenue Bonds, Series 2002, 5.500%, 2/01/16

        1,405   Maryland Economic Development Corporation, Lease Revenue              6/12 at 100.50         AA+          1,512,286
                 Bonds, Department of Transportation Headquarters Building,
                 Series 2002, 5.375%, 6/01/19

          370   Maryland Economic Development Corporation, Lease Revenue              9/12 at 100.00         AA+            397,158
                 Bonds, Montgomery County Town Square Parking Garage,
                 Series 2002A, 5.000%, 9/15/13

          740   Prince George's County, Maryland, Lease Revenue Bonds,                6/13 at 100.00         AAA            792,540
                 Upper Marlboro Justice Center, Series 2003A, 5.000%, 6/30/14 -
                 MBIA Insured


                                       29

NFM
Nuveen Maryland Dividend Advantage Municipal Fund (continued)
Portfolio of INVESTMENTS November 30, (2007) (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$         270   Prince George's County, Maryland, Special Obligation Bonds,           7/15 at 100.00         N/R     $      254,254
                 National Harbor Project, Series 2005, 5.200%, 7/01/34

          450   Prince George's County, Maryland, Special Tax District Bonds,         7/13 at 100.00         N/R            408,384
                 Victoria Falls Project, Series 2005, 5.250%, 7/01/35

        1,000   Puerto Rico Highway and Transportation Authority, Highway               No Opt. Call         AAA          1,080,100
                 Revenue Bonds, Series 2007N, 5.250%, 7/01/31 - AMBAC Insured

          700   Puerto Rico, Highway Revenue Bonds, Highway and                         No Opt. Call         AAA            788,606
                 Transportation Authority, Series 2003AA, 5.500%, 7/01/19 -
                 MBIA Insured

        1,290   Virgin Islands Public Finance Authority, Gross Receipts Taxes        10/10 at 101.00        BBB+          1,390,930
                 Loan Note, Series 1999A, 6.375%, 10/01/19

------------------------------------------------------------------------------------------------------------------------------------
        9,235   Total Tax Obligation/Limited                                                                              9,804,596
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 1.1% (0.7% OF TOTAL INVESTMENTS)

          650   Maryland Health and Higher Educational Facilities Authority,          7/11 at 100.00         AAA            669,305
                 Parking Facilities Revenue Bonds, Johns Hopkins Hospital,
                 Series 2001, 5.000%, 7/01/27 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 23.3% (15.4% OF TOTAL INVESTMENTS) (4)

          500   Anne Arundel County, Maryland, Various Purpose General                2/11 at 101.00         AAA            531,335
                 Obligation Bonds, Series 2001, 5.000%, 2/15/28
                 (Pre-refunded 2/15/11) - MBIA Insured

        1,015   Baltimore, Maryland, Revenue Refunding Bonds, Water Projects,           No Opt. Call         AAA          1,098,169
                 Series 1998A, 5.000%, 7/01/28 - FGIC Insured (ETM)

                Frederick County, Maryland, Educational Facilities Revenue
                Bonds, Mount St. Mary's College, Series 2001A:
          465    5.700%, 9/01/20 (Pre-refunded 3/01/10)                               3/10 at 101.00    BBB- (4)            493,174
          500    5.750%, 9/01/25 (Pre-refunded 3/01/10)                               3/10 at 101.00    BBB- (4)            530,835

          500   Maryland Health and Higher Educational Facilities Authority,          4/11 at 101.00     N/R (4)            553,585
                 Revenue Bonds, Collington Episcopal Life Care Community Inc.,
                 Series 2001A, 6.750%, 4/01/23 (Pre-refunded 4/01/11)

          625   Maryland Health and Higher Educational Facilities Authority,          6/11 at 100.00    Baa1 (4)            670,669
                 Revenue Bonds, Maryland Institute College of Art, Series 2001,
                 5.500%, 6/01/32 (Pre-refunded 6/01/11)

        2,000   Maryland Health and Higher Educational Facilities Authority,          7/11 at 100.00       A (4)          2,134,660
                 Revenue Bonds, University of Maryland Medical System,
                 Series 2001, 5.250%, 7/01/28 (Pre-refunded 7/01/11)

          775   Maryland Transportation Authority, Revenue Refunding Bonds,             No Opt. Call         AAA            890,506
                 Transportation Facilities Projects, First Series 1978,
                 6.800%, 7/01/16 (ETM)

        1,500   Prince George's County, Maryland, General Obligation                 12/11 at 101.00         AAA          1,626,405
                 Consolidated Public Improvement Bonds, Series 2001,
                 5.250%, 12/01/20 (Pre-refunded 12/01/11) - FGIC Insured

                Puerto Rico Infrastructure Financing Authority, Special Obligation
                Bonds, Series 2000A:
        2,300    5.500%, 10/01/32 (ETM)                                              10/10 at 101.00         AAA          2,435,884
        1,700    5.500%, 10/01/40 (ETM)                                              10/10 at 101.00         AAA          1,798,073

        1,300   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA          1,356,875
                 Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
                 (Pre-refunded 7/01/10)

------------------------------------------------------------------------------------------------------------------------------------
       13,180   Total U.S. Guaranteed                                                                                    14,120,170
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 1.7% (1.1% OF TOTAL INVESTMENTS)

        1,000   Maryland Energy Financing Administration, Revenue Bonds,              2/08 at 100.00         N/R          1,002,440
                 AES Warrior Run Project, Series 1995, 7.400%, 9/01/19
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                                       30

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 2.4% (1.6% OF TOTAL INVESTMENTS)

$         500   Baltimore, Maryland, Wastewater Project Revenue Bonds,                7/16 at 100.00         AAA     $      523,975
                 Series 2006C, 5.000%, 7/01/31 - AMBAC Insured

          540   Baltimore, Maryland, Wastewater Project Revenue Bonds,                7/17 at 100.00         AAA            566,174
                 Series 2007D, 5.000%, 7/01/32 - AMBAC Insured

          355   Maryland Water Quality Financing Administration, Revolving              No Opt. Call         AAA            392,516
                 Loan Fund Revenue Bonds, Series 2005A, 5.000%, 9/01/15
------------------------------------------------------------------------------------------------------------------------------------
        1,395   Total Water and Sewer                                                                                     1,482,665
------------------------------------------------------------------------------------------------------------------------------------
$      88,800   Total Long-Term Investments (cost $89,664,060) - 150.6%                                                  91,191,292
=============-----------------------------------------------------------------------------------------------------------------------

                SHORT-TERM INVESTMENTS -- 1.2% (0.8% OF TOTAL INVESTMENTS)

$         700   Maryland Health and Higher Education Facilities Authority,                                   Aa3            700,000
                 Revenue Bonds, Kennedy Krieger Institute Project, Variable
                 Rate Demand Obligations, Series 2006, 6.000%, 7/01/36 -
                 RAAI Insured (5)
=============-----------------------------------------------------------------------------------------------------------------------
                Total Short-Term Investments (cost $700,000)                                                                700,000
                --------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $90,364,060) - 151.8%                                                            91,891,292
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.1%                                                                        642,795
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (52.9)%                                                        (32,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $  60,534,087
                ====================================================================================================================

FORWARD SWAPS OUTSTANDING AT NOVEMBER 30, 2007:
                                    FUND                                       FIXED RATE                                UNREALIZED
                 NOTIONAL    PAY/RECEIVE      FLOATING RATE    FIXED RATE         PAYMENT    EFFECTIVE   TERMINATION   APPRECIATION
COUNTERPARTY       AMOUNT  FLOATING RATE              INDEX   (ANNUALIZED)      FREQUENCY      DATE (6)         DATE  (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan         $650,000            Pay  3-Month USD-LIBOR         5.388%  Semi-Annually      4/25/08       4/25/35       $ 44,924
Royal Bank
 of Canada        900,000            Pay               SIFM         4.335       Quarterly      8/06/08       8/06/37         77,210
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $122,134
====================================================================================================================================
USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)
SIFM-The daily arithmetic average of the weekly SIFM (Securities Industry and
Financial Markets) Municipal Swap Index.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

                    The AAA ratings shown in the Portfolio of Investments reflects the AAA ratings on certain bonds insured by AMBAC, FGIC or MBIA as of November 30, 2007. As explained earlier in the Portfolio Manager's Comments section of this report, one rating agency has reduced the rating for AMBAC to AA, and one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.

               (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               (5) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

               (6) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

               N/R  Not rated.

             (ETM)  Escrowed to maturity.

              (IF)  Inverse floating rate investment.

                                 See accompanying notes to financial statements.

NZR
Nuveen Maryland Dividend Advantage Municipal Fund 2
Portfolio of INVESTMENTS
                                                   November 30, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 5.0% (3.3% OF TOTAL INVESTMENTS)

$         190   Baltimore, Maryland, Pollution Control Revenue Bonds, General           No Opt. Call        Caa1     $      189,390
                 Motors Corporation, Series 1993, 5.350%, 4/01/08

        1,890   Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue      9/16 at 100.00         AAA          1,993,590
                 Bonds, Series 2006A, 5.250%, 9/01/39 - XLCA Insured

          310   Baltimore, Maryland, Subordinate Lien Convention Center Hotel         9/16 at 100.00         Ba1            313,667
                 Revenue Bonds, Series 2006B, 5.875%, 9/01/39

          650   Maryland Economic Development Corporation, Revenue Bonds,            12/16 at 100.00         N/R            580,372
                 Chesapeake Bay Hyatt Conference Center, Series 2006A,
                 5.000%, 12/01/31

------------------------------------------------------------------------------------------------------------------------------------
        3,040   Total Consumer Discretionary                                                                              3,077,019
------------------------------------------------------------------------------------------------------------------------------------


                CONSUMER STAPLES - 2.4% (1.5% OF TOTAL INVESTMENTS)

          750   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB            732,698
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33

          800   Tobacco Settlement Financing Corporation, Virgin Islands,             5/11 at 100.00        Baa3            731,592
                 Tobacco Settlement Asset-Backed Bonds, Series 2001,
                 5.000%, 5/15/31

------------------------------------------------------------------------------------------------------------------------------------
        1,550   Total Consumer Staples                                                                                    1,464,290
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 16.4% (10.9% OF TOTAL INVESTMENTS)

        1,100   Anne Arundel County, Maryland, Economic Development Revenue           9/12 at 102.00          A3          1,138,929
                 Bonds, Community College Project, Series 2002,
                 5.125%, 9/01/22

          500   Frederick County, Maryland, Educational Facilities Revenue            9/16 at 100.00        BBB-            508,415
                 Bonds, Mount Saint Mary's College, Series 2006,
                 5.625%, 9/01/38

          645   Hartford County, Maryland, Economic Development Revenue               4/14 at 100.00          A+            663,137
                 Bonds, Battelle Memorial Institute, Series 2004,
                 5.250%, 4/01/34

          250   Maryland Health and Higher Educational Facilities Authority,          7/08 at 102.00        BBB-            254,375
                 Educational Facilities Leasehold Mortgage Revenue Bonds,
                 McLean School, Series 2001, 6.000%, 7/01/31

          415   Maryland Health and Higher Educational Facilities Authority,          1/11 at 101.00         AAA            434,439
                 Revenue Bonds, Bullis School, Series 2000, 5.250%, 7/01/30 -
                 FSA Insured

          500   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00          A-            505,685
                 Revenue Bonds, Goucher College, Series 2004, 5.125%, 7/01/34

          565   Maryland Health and Higher Educational Facilities Authority,          6/17 at 100.00        Baa1            541,818
                 Revenue Bonds, Maryland Institute College of Art, Series 2007,
                 5.000%, 6/01/36

          500   Maryland Industrial Development Financing Authority, Revenue          5/15 at 100.00         N/R            507,285
                 Bonds, Our Lady of Good Counsel High School, Series 2005A,
                 6.000%, 5/01/35

          590   Montgomery County Revenue Authority, Maryland, Lease Revenue          5/15 at 100.00          A1            627,341
                 Bonds, Montgomery College Arts Center Project, Series 2005A,
                 5.000%, 5/01/18

          500   Morgan State University, Maryland, Student Tuition and Fee            7/12 at 100.00         AAA            524,975
                 Revenue Bonds, Academic Fees and Auxiliary Facilities,
                 Series 2001, 4.900%, 7/01/21 - FGIC Insured

          500   Morgan State University, Maryland, Student Tuition and Fee            7/13 at 100.00         AAA            528,510
                 Revenue Bonds, Academic Fees and Auxiliary Facilities,
                 Series 2003A, 5.000%, 7/01/20 - FGIC Insured


                                       32

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS (continued)

$       1,140   University of Maryland, Auxiliary Facility and Tuition Revenue        4/11 at 100.00          AA     $    1,163,473
                 Bonds, Series 2001B, 4.500%, 4/01/19

        1,000   University of Maryland, Auxiliary Facility and Tuition Revenue        4/13 at 100.00          AA          1,054,700
                 Bonds, Series 2003A, 5.000%, 4/01/19

          650   University of Maryland, Auxiliary Facility and Tuition Revenue       10/16 at 100.00          AA            699,199
                 Bonds, Series 2006A, 5.000%, 10/01/22

          950   Westminster, Maryland, Educational Facilities Revenue Bonds,         11/16 at 100.00        BBB+            922,859
                 McDaniel College, Series 2006, 5.000%, 11/01/31

------------------------------------------------------------------------------------------------------------------------------------
        9,805   Total Education and Civic Organizations                                                                  10,075,140
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 24.2% (16.0% OF TOTAL INVESTMENTS)

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/08 at 101.00         AAA          1,016,300
                 Revenue Bonds, Anne Arundel Medical Center, Series 1998,
                 5.125%, 7/01/33 - FSA Insured

          775   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00          A2            794,298
                 Revenue Bonds, Calvert Memorial Hospital, Series 2004,
                 5.500%, 7/01/36

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/12 at 100.00        Baa1          1,043,180
                 Revenue Bonds, Carroll County General Hospital, Series 2002,
                 6.000%, 7/01/26

          750   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00          AA            731,865
                 Revenue Bonds, Civista Medical Center, Series 2005,
                 5.000%, 7/01/37 - RAAI Insured

          715   Maryland Health and Higher Educational Facilities Authority,          7/17 at 100.00        Baa1            692,492
                 Revenue Bonds, Doctors Community Hospital, Series 2007A,
                 5.000%, 7/01/29

          500   Maryland Health and Higher Educational Facilities Authority,          7/12 at 100.00        Baa1            486,305
                 Revenue Bonds, Frederick Memorial Hospital, Series 2002,
                 5.125%, 7/01/35

          650   Maryland Health and Higher Educational Facilities Authority,          7/11 at 100.00          A+            645,242
                 Revenue Bonds, Greater Baltimore Medical Center, Series 2001,
                 5.000%, 7/01/34

          585   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00          AA            645,080
                 Revenue Bonds, Johns Hopkins Hospital, Series 2004,
                 Inverse 1003, 7.209%, 7/01/33 (IF)

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/13 at 100.00        Baa3          1,004,480
                 Revenue Bonds, Kennedy Krieger Institute, Series 2003,
                 5.500%, 7/01/33

          525   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00           A            529,058
                 Revenue Bonds, LifeBridge Health System, Series 2004A,
                 5.125%, 7/01/34

          700   Maryland Health and Higher Educational Facilities Authority,          8/14 at 100.00          A3            714,952
                 Revenue Bonds, MedStar Health, Series 2004, 5.375%, 8/15/24

                Maryland Health and Higher Educational Facilities Authority,
                Revenue Bonds, Mercy Medical Center Project, Series 2007A:
          415    5.000%, 7/01/37                                                      7/17 at 100.00         BBB            381,153
          280    5.500%, 7/01/42                                                      7/17 at 100.00         BBB            274,467

        1,500   Maryland Health and Higher Educational Facilities Authority,          7/11 at 100.00        Baa1          1,513,470
                 Revenue Bonds, Mercy Medical Center, Series 2001,
                 5.625%, 7/01/31

          700   Maryland Health and Higher Educational Facilities Authority,          7/16 at 100.00           A            699,440
                 Revenue Bonds, Peninsula Regional Medical Center,
                 Series 2006, 5.000%, 7/01/36

        1,500   Maryland Health and Higher Educational Facilities Authority,          7/15 at 100.00          A3          1,464,570
                 Revenue Bonds, Union Hospital of Cecil County, Series 2005,
                 5.000%, 7/01/40

        1,610   Montgomery County, Maryland, Economic Development Revenue            12/11 at 100.00         Aa2          1,649,687
                 Bonds, Trinity Healthcare Group, Series 2001, 5.125%, 12/01/22

          700   Prince George's County, Maryland, Revenue Bonds, Dimensions           1/08 at 100.00          B3            562,940
                 Health Corporation, Series 1994, 5.300%, 7/01/24

------------------------------------------------------------------------------------------------------------------------------------
       14,905   Total Health Care                                                                                        14,848,979
------------------------------------------------------------------------------------------------------------------------------------


                                       33

NZR
Nuveen Maryland Dividend Advantage Municipal Fund 2 (continued)
Portfolio of INVESTMENTS November 30, (2007) (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 9.4% (6.3% OF TOTAL INVESTMENTS)

$          10   Maryland Community Development Administration, Insured                5/11 at 100.00         Aa2     $       10,154
                 Multifamily Housing Mortgage Loan Revenue Bonds,
                 Series 2001A, 5.100%, 5/15/28

        3,145   Maryland Community Development Administration, Multifamily           12/11 at 100.00         Aaa          3,179,877
                 Development Revenue Bonds, Waters Towers Senior Apartments,
                 Series 2001F, 5.450%, 12/15/33 (Alternative Minimum Tax)

        1,110   Maryland Community Development Administration, Multifamily           12/11 at 100.00         Aaa          1,122,310
                 Housing Revenue Bonds, Princess Anne Apartments,
                 Series 2001D, 5.450%, 12/15/33 (Alternative Minimum Tax)

        1,000   Maryland Economic Development Corporation, Senior Lien               10/13 at 100.00          B2            959,450
                 Student Housing Revenue Bonds, University of Maryland -
                 Baltimore, Series 2003A, 5.625%, 10/01/23

          520   Maryland Economic Development Corporation, Student Housing            6/16 at 100.00         AAA            528,096
                 Revenue Refunding Bonds, University of Maryland College Park
                 Projects, Series 2006, 5.000%, 6/01/33 - CIFG Insured

------------------------------------------------------------------------------------------------------------------------------------
        5,785   Total Housing/Multifamily                                                                                 5,799,887
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 8.4% (5.6% OF TOTAL INVESTMENTS)

          250   Maryland Community Development Administration Department              3/17 at 100.00         Aa2            250,073
                 of Housing and Community Development, Residential Revenue
                 Bonds, Series 2007H, 5.000%, 9/01/27 (Alternative Minimum Tax)

          300   Maryland Community Development Administration, Department             9/15 at 100.00         Aa2            297,978
                 of Housing and Community Development, Residential Revenue
                 Bonds, Series 2006F, 4.900%, 9/01/26 (Alternative Minimum Tax)

        1,000   Maryland Community Development Administration, Department             3/16 at 100.00         Aa2            990,230
                 of Housing and Community Development, Residential Revenue
                 Bonds, Series 2006I, 4.875%, 9/01/26 (Alternative Minimum Tax)

          815   Maryland Community Development Administration, Department             9/16 at 100.00         Aa2            794,283
                 of Housing and Community Development, Residential Revenue
                 Bonds, Series 2006L, 4.900%, 9/01/31 (Alternative Minimum Tax)

          500   Maryland Community Development Administration, Department             3/17 at 100.00         Aa2            477,180
                 of Housing and Community Development, Residential Revenue
                 Bonds, Series 2007D, 4.850%, 9/01/37 (Alternative Minimum Tax)

          850   Maryland Community Development Administration, Residential            9/10 at 100.00         Aa2            854,998
                 Revenue Bonds, Series 2001H, 5.350%, 9/01/32 (Alternative
                 Minimum Tax)

          975   Maryland Community Development Administration, Residential            9/14 at 100.00         Aa2            937,853
                 Revenue Bonds, Series 2005E, 4.900%, 9/01/36 (Alternative
                 Minimum Tax)

          600   Maryland Community Development Administration, Residential            9/15 at 100.00         Aa2            586,932
                 Revenue Bonds, Series 2006B, 4.750%, 9/01/25 (Alternative
                 Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        5,290   Total Housing/Single Family                                                                               5,189,527
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 2.5% (1.7% OF TOTAL INVESTMENTS)

          410   Maryland Economic Development Corporation, Solid Waste                4/12 at 101.00         BBB            403,981
                 Disposal Revenue Bonds, Waste Management Inc., Series 2002,
                 4.600%, 4/01/16 (Alternative Minimum Tax)

        1,150   Northeast Maryland Waste Disposal Authority, Baltimore,               1/09 at 101.00         BBB          1,157,326
                 Resource Recovery Revenue Bonds, RESCO Retrofit Project,
                 Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        1,560   Total Industrials                                                                                         1,561,307
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 3.6% (2.4% OF TOTAL INVESTMENTS)

          860   Baltimore County, Maryland, Revenue Bonds, Oak Crest Village,         1/17 at 100.00        BBB+            812,786
                 Series 2007A, 5.000%, 1/01/37

          300   Maryland Health and Higher Educational Facilities Authority,          7/16 at 100.00         N/R            289,629
                 Revenue Bonds, Edenwald, Series 2006A, 5.400%, 1/01/31

                Maryland Health and Higher Educational Facilities Authority,
                Revenue Bonds, King Farm Presbyterian Community, Series 2007A:
          500    5.000%, 1/01/17                                                        No Opt. Call         N/R            480,385
          220    5.250%, 1/01/27                                                      1/17 at 100.00         N/R            201,269

          435   Maryland Health and Higher Educational Facilities Authority,          7/17 at 100.00        BBB+            397,320
                 Revenue Bonds, Mercy Ridge Retirement Community,
                 Series 2007, 4.750%, 7/01/34

------------------------------------------------------------------------------------------------------------------------------------
        2,315   Total Long-Term Care                                                                                      2,181,389
------------------------------------------------------------------------------------------------------------------------------------


                                       34

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 29.5% (19.6% OF TOTAL INVESTMENTS)

$         750   Anne Arundel County, Maryland, General Obligation Bonds,              8/09 at 101.00         AAA     $      764,753
                 Consolidated Water and Sewerage, Series 1999,
                 4.500%, 8/01/19

                Anne Arundel County, Maryland, General Obligation Bonds,
                Series 2006:
          845    5.000%, 3/01/21                                                      3/16 at 100.00         AAA            909,693
          650    5.000%, 3/01/21                                                      3/16 at 100.00         AAA            699,764

          750   Baltimore, Maryland, General Obligation Consolidated Public          10/14 at 100.00         AAA            796,283
                 Improvement Bonds, Series 2004A,5.000%, 10/15/22 -
                 AMBAC Insured

          300   Carroll County, Maryland, Consolidated Public Improvement Bonds,     12/15 at 100.00          AA            330,843
                 Series 2005A, 5.000%, 12/01/16

                Cecil County, Maryland, Consolidated General Obligation Public
                Improvement Bonds, Series 2001B:
          975    4.600%, 8/01/18                                                      8/11 at 101.00         AA-          1,011,592
        1,020    4.600%, 8/01/19                                                      8/11 at 101.00         AA-          1,054,445

          750   Frederick County, Maryland, General Obligation Public Facilities        No Opt. Call          AA            831,878
                 Bonds, Series 2006, 5.000%, 11/01/20

                Frederick, Maryland, General Obligation Bonds, Series 2005:
          600    5.000%, 8/01/16 - MBIA Insured                                       8/15 at 100.00         AAA            657,726
          500    5.000%, 8/01/17 - MBIA Insured                                       8/15 at 100.00         AAA            547,015

          510   Frederick, Maryland, General Obligation Refunding and                12/11 at 101.00         AA-            533,674
                 Improvement Bonds, Series 2001, 4.750%, 12/01/19

        1,000   Howard County, Maryland, Consolidated Public Improvement              2/14 at 100.00         AAA          1,082,130
                 Bonds, Series 2004B, 5.000%, 8/15/16

        1,000   Montgomery County, Maryland, Consolidated General Obligation            No Opt. Call         AAA          1,104,410
                 Public Improvement Bonds, Series 2005A, 5.000%, 7/01/15

        4,730   Montgomery County, Maryland, Consolidated General Obligation         10/11 at 101.00         AAA          5,042,176
                 Public Improvement Refunding Bonds, Series 2001,
                 5.250%, 10/01/18

          770   Puerto Rico, General Obligation and Public Improvement Bonds,         7/11 at 100.00         AAA            798,590
                 Series 2001, 5.000%, 7/01/24 - FSA Insured

          800   Washington Suburban Sanitary District, Montgomery and                 6/15 at 100.00         AAA            877,864
                 Prince George's Counties, Maryland,Sewerage Disposal Bonds,
                 Series 2005, 5.000%, 6/01/16

        1,000   Washington Suburban Sanitary District, Montgomery and                 6/15 at 100.00         AAA          1,097,330
                 Prince George's Counties, Maryland, Water Supply Bonds,
                 Series 2005, 5.000%, 6/01/16

------------------------------------------------------------------------------------------------------------------------------------
       16,950   Total Tax Obligation/General                                                                             18,140,166
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 17.9% (11.9% OF TOTAL INVESTMENTS)

          625   Annapolis, Maryland, Special Obligation Bonds, Park Place             1/15 at 101.00         N/R            585,075
                 Project, Series 2005A, 5.350%, 7/01/34

          535   Anne Arundel County, Maryland, Tax Increment Financing                  No Opt. Call         N/R            544,801
                 Revenue Bonds, Parole Town Center Project, Series 2002,
                 5.000%, 7/01/12

          530   Baltimore Board of School Commissioners, Maryland, Revenue            5/13 at 100.00         AA+            569,464
                 Bonds, City Public School System, Series 2003A,
                 5.000%, 5/01/15

                Baltimore County, Maryland, Certificates of Participation,
                Health and Social Services Building Project, Series 2001:
        1,580    5.000%, 8/01/20                                                      8/11 at 101.00         AA+          1,645,633
        1,660    5.000%, 8/01/21                                                      8/11 at 101.00         AA+          1,725,487

          110   Frederick County, Maryland, Lake Linganore Village Community          7/10 at 102.00          AA            113,571
                 Development Special Obligation Bonds, Series 2001A,
                 5.700%, 7/01/29 - RAAI Insured

          350   Hyattsville, Maryland, Special Obligation Bonds, University           7/14 at 102.00         N/R            343,207
                 Town Center Project, Series 2004, 5.750%, 7/01/34

        1,000   Maryland Department of Transportation, Consolidated                     No Opt. Call         AAA          1,138,170
                 Transportation Revenue Bonds, Series 2002, 5.500%, 2/01/16


                                       35

NZR
Nuveen Maryland Dividend Advantage Municipal Fund 2 (continued)
Portfolio of INVESTMENTS November 30, (2007) (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,405   Maryland Economic Development Corporation, Lease Revenue              6/12 at 100.50         AA+     $    1,512,286
                 Bonds, Department of Transportation Headquarters Building,
                 Series 2002, 5.375%, 6/01/19

        1,000   Montgomery County, Maryland, Special Obligation Bonds,                7/12 at 101.00          AA          1,031,260
                 West Germantown Development District, Senior Series 2002A,
                 5.500%, 7/01/27 - RAAI Insured

          270   Prince George's County, Maryland, Special Obligation Bonds,           7/15 at 100.00         N/R            254,254
                 National Harbor Project, Series 2005, 5.200%, 7/01/34

          475   Prince George's County, Maryland, Special Tax District Bonds,         7/13 at 100.00         N/R            431,072
                 Victoria Falls Project, Series 2005, 5.250%, 7/01/35

        1,000   Puerto Rico Highway and Transportation Authority, Highway               No Opt. Call         AAA          1,080,100
                 Revenue Bonds, Series 2007N, 5.250%, 7/01/31 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       10,540   Total Tax Obligation/Limited                                                                             10,974,380
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 2.8% (1.8% OF TOTAL INVESTMENTS)

                Maryland Health and Higher Educational Facilities Authority,
                Parking Facilities Revenue Bonds, Johns Hopkins Hospital, Series
                2001:
          650    5.000%, 7/01/27 - AMBAC Insured                                      7/11 at 100.00         AAA            669,305
        1,000    5.000%, 7/01/34 - AMBAC Insured                                      7/11 at 100.00         AAA          1,019,900

------------------------------------------------------------------------------------------------------------------------------------
        1,650   Total Transportation                                                                                      1,689,205
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 21.8% (14.4% OF TOTAL INVESTMENTS) (4)

        1,500   Baltimore County, Maryland, Consolidated General Obligation           8/12 at 100.00         AAA          1,577,910
                 Public Improvement Bonds, Series 2002, 5.000%, 8/01/18
                 (Pre-refunded 8/01/12)

                Frederick County, Maryland, Educational Facilities Revenue Bonds,
                Mount St. Mary's College, Series 2001A:
          100    5.750%, 9/01/25 (Pre-refunded 3/01/10)                               3/10 at 101.00    BBB- (4)            106,167
          100    5.800%, 9/01/30 (Pre-refunded 3/01/10)                               3/10 at 101.00    BBB- (4)            106,274

           90   Frederick County, Maryland, Lake Linganore Village Community          7/10 at 102.00      AA (4)             97,069
                 Development Special Obligation Bonds, Series 2001A,
                 5.700%, 7/01/29 (Pre-refunded 7/01/10) - RAAI Insured

                Maryland Health and Higher Educational Facilities Authority,
                Revenue Bonds, Collington Episcopal Life Care Community Inc.,
                Series 2001A:
           31    6.750%, 4/01/20 (Pre-refunded 4/01/09)                               4/09 at 100.00     N/R (4)             32,102
           25    6.750%, 4/01/23 (Pre-refunded 4/01/11)                               4/11 at 101.00     N/R (4)             27,679

        1,260   Maryland Health and Higher Educational Facilities Authority,            No Opt. Call         AAA          1,366,886
                 Revenue Bonds, Helix Health, Series 1997, 5.000%, 7/01/17 -
                 AMBAC Insured (ETM)

        1,250   Maryland Health and Higher Educational Facilities Authority,          6/11 at 100.00    Baa1 (4)          1,341,338
                 Revenue Bonds, Maryland Institute College of Art, Series 2001,
                 5.500%, 6/01/32 (Pre-refunded 6/01/11)

        2,000   Maryland Health and Higher Educational Facilities Authority,          7/11 at 100.00       A (4)          2,134,659
                 Revenue Bonds, University of Maryland Medical System,
                 Series 2001, 5.250%, 7/01/28 (Pre-refunded 7/01/11)

        1,090   Maryland Transportation Authority, Revenue Refunding Bonds,             No Opt. Call         AAA          1,252,454
                 Transportation Facilities Projects, First Series 1978,
                 6.800%, 7/01/16 (ETM)

        1,000   Prince George's County, Maryland, General Obligation                 12/11 at 101.00         AAA          1,084,270
                 Consolidated Public Improvement Bonds, Series 2001,
                 5.250%, 12/01/20 (Pre-refunded 12/01/11) - FGIC Insured

        3,000   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          3,173,069
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/40 (ETM)

        1,000   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA          1,067,780
                 Asset-Backed Bonds, Series 2000, 6.000%, 7/01/26
                 (Pre-refunded 7/01/10)

------------------------------------------------------------------------------------------------------------------------------------
       12,446   Total U.S. Guaranteed                                                                                    13,367,657
------------------------------------------------------------------------------------------------------------------------------------


                                       36

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 3.3% (2.2% OF TOTAL INVESTMENTS)

$       1,000   Guam Power Authority, Revenue Bonds, Series 1999A,                   10/09 at 101.00         AAA     $    1,032,240
                 5.250%, 10/01/34 - MBIA Insured

        1,000   Maryland Energy Financing Administration, Revenue Bonds,              2/08 at 100.00         N/R          1,002,440
                 AES Warrior Run Project, Series 1995, 7.400%, 9/01/19
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        2,000   Total Utilities                                                                                           2,034,680
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 2.4% (1.6% OF TOTAL INVESTMENTS)

          500   Baltimore, Maryland, Wastewater Project Revenue Bonds,                7/16 at 100.00         AAA            523,975
                 Series 2006C, 5.000%, 7/01/31 - AMBAC Insured

          540   Baltimore, Maryland, Wastewater Project Revenue Bonds,                7/17 at 100.00         AAA            566,175
                 Series 2007D, 5.000%, 7/01/32 - AMBAC Insured

          355   Maryland Water Quality Financing Administration, Revolving              No Opt. Call         AAA            392,516
                 Loan Fund Revenue Bonds, Series 2005A, 5.000%, 9/01/15
------------------------------------------------------------------------------------------------------------------------------------
        1,395   Total Water and Sewer                                                                                     1,482,666
------------------------------------------------------------------------------------------------------------------------------------
$      89,231   Total Long-Term Investments (cost $90,249,026) - 149.6%                                                  91,886,292
=============-----------------------------------------------------------------------------------------------------------------------

                SHORT-TERM INVESTMENTS -- 1.2% (0.8% OF TOTAL INVESTMENTS)

$         700   Maryland Health and Higher Education Facilities Authority,                                   Aa3            700,000
                 Revenue Bonds, Kennedy Krieger Institute Project, Series 2006,
                 Variable Rate Demand Obligations, 6.000%, 7/01/36 -
                 RAAI Insured (5)
=============-----------------------------------------------------------------------------------------------------------------------
                Total Short-Term Investments (cost $700,000)                                                                700,000
                --------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $90,949,026) - 150.8%                                                            92,586,292
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.3%                                                                        828,930
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (52.1)%                                                        (32,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $  61,415,222
                ====================================================================================================================

FORWARD SWAPS OUTSTANDING AT NOVEMBER 30, 2007:
                                    FUND                                       FIXED RATE                                UNREALIZED
                 NOTIONAL    PAY/RECEIVE      FLOATING RATE    FIXED RATE         PAYMENT    EFFECTIVE   TERMINATION   APPRECIATION
COUNTERPARTY       AMOUNT  FLOATING RATE              INDEX   (ANNUALIZED)      FREQUENCY      DATE (6)         DATE  (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Royal Bank
 of Canada       $800,000            Pay               SIFM         4.335%      Quarterly      8/06/08       8/06/37        $68,631
====================================================================================================================================
SIFM-The daily arithmetic average of the weekly SIFM (Securities Industry and
Financial Markets) Municipal Swap Index.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

                    The AAA ratings shown in the Portfolio of Investments reflects the AAA ratings on certain bonds insured by AMBAC, FGIC or MBIA as of November 30, 2007. As explained earlier in the Portfolio Manager's Comments section of this report, one rating agency has reduced the rating for AMBAC to AA, and one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.

               (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               (5) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

               (6) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

               N/R  Not rated.

             (ETM)  Escrowed to maturity.

              (IF)  Inverse floating rate investment.

                                 See accompanying notes to financial statements.

NWI
Nuveen Maryland Dividend Advantage Municipal Fund 3
Portfolio of INVESTMENTS
                                                   November 30, 2007 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 4.1% (2.8% OF TOTAL INVESTMENTS)

$         220   Baltimore, Maryland, Pollution Control Revenue Bonds,                   No Opt. Call        Caa1     $      219,294
                 General Motors Corporation, Series 1993, 5.350%, 4/01/08

        1,850   Baltimore, Maryland, Senior Lien Convention Center Hotel              9/16 at 100.00         AAA          1,951,399
                 Revenue Bonds, Series 2006A, 5.250%, 9/01/39 -
                 XLCA Insured

          380   Baltimore, Maryland, Subordinate Lien Convention Center Hotel         9/16 at 100.00         Ba1            384,495
                 Revenue Bonds, Series 2006B, 5.875%, 9/01/39

          700   Maryland Economic Development Corporation, Revenue Bonds,            12/16 at 100.00         N/R            625,016
                 Chesapeake Bay Hyatt Conference Center, Series 2006A,
                 5.000%, 12/01/31

------------------------------------------------------------------------------------------------------------------------------------
        3,150   Total Consumer Discretionary                                                                              3,180,204
------------------------------------------------------------------------------------------------------------------------------------


                CONSUMER STAPLES - 3.3% (2.2% OF TOTAL INVESTMENTS)

        2,600   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB          2,540,018
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 13.5% (9.0% OF TOTAL INVESTMENTS)

          225   Anne Arundel County, Maryland, Economic Development Revenue           9/12 at 102.00          A3            232,963
                 Bonds, Community College Project, Series 2002,
                 5.125%, 9/01/22

          625   Frederick County, Maryland, Educational Facilities Revenue            9/16 at 100.00        BBB-            635,519
                 Bonds, Mount Saint Mary's College, Series 2006,
                 5.625%, 9/01/38

          690   Hartford County, Maryland, Economic Development Revenue               4/14 at 100.00          A+            709,403
                 Bonds, Battelle Memorial Institute, Series 2004,
                 5.250%, 4/01/34

          625   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00          A-            632,106
                 Revenue Bonds, Goucher College, Series 2004,
                 5.125%, 7/01/34

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/12 at 100.00          AA          1,033,860
                 Revenue Bonds, Johns Hopkins University, Series 2002A,
                 5.000%, 7/01/32

          665   Maryland Health and Higher Educational Facilities Authority,          6/17 at 100.00        Baa1            637,715
                 Revenue Bonds, Maryland Institute College of Art, Series 2007,
                 5.000%, 6/01/36

          625   Maryland Industrial Development Financing Authority, Revenue          5/15 at 100.00         N/R            634,106
                 Bonds, Our Lady of Good Counsel High School, Series 2005A,
                 6.000%, 5/01/35

          710   Montgomery County Revenue Authority, Maryland, Lease                  5/15 at 100.00          A1            754,936
                 Revenue Bonds, Montgomery College Arts Center Project,
                 Series 2005A, 5.000%, 5/01/18

        1,000   Morgan State University, Maryland, Student Tuition and Fee            7/13 at 100.00         AAA          1,038,170
                 Revenue Bonds, Academic Fees and Auxiliary Facilities,
                 Series 2003A, 5.000%, 7/01/32 - FGIC Insured

          985   University of Maryland, Auxiliary Facility and Tuition Revenue        4/11 at 100.00          AA          1,004,769
                 Bonds, Series 2001B, 4.625%, 4/01/21

        1,000   University of Maryland, Auxiliary Facility and Tuition Revenue        4/13 at 100.00          AA          1,054,700
                 Bonds, Series 2003A, 5.000%, 4/01/19


                                       38

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                 EDUCATION AND CIVIC ORGANIZATIONS (continued)

$         800   University of Maryland, Auxiliary Facility and Tuition Revenue       10/16 at 100.00          AA     $      860,552
                 Bonds, Series 2006A, 5.000%, 10/01/22

        1,150   Westminster, Maryland, Educational Facilities Revenue Bonds,         11/16 at 100.00        BBB+          1,117,145
                 McDaniel College, Series 2006, 5.000%, 11/01/31

------------------------------------------------------------------------------------------------------------------------------------
       10,100   Total Education and Civic Organizations                                                                  10,345,944
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 23.6% (15.7% OF TOTAL INVESTMENTS)

          700   Maryland Health and Higher Education Facilities Authority,            7/16 at 100.00           A            696,129
                 Revenue Bonds, University of Maryland Medical System,
                 Series 2006, 5.000%, 7/01/31

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/08 at 101.00         AAA          1,016,300
                 Revenue Bonds, Anne Arundel Medical Center, Series 1998,
                 5.125%, 7/01/33 - FSA Insured

          775   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00          A2            794,298
                 Revenue Bonds, Calvert Memorial Hospital, Series 2004,
                 5.500%, 7/01/36

        1,250   Maryland Health and Higher Educational Facilities Authority,          7/12 at 100.00        Baa1          1,282,488
                 Revenue Bonds, Carroll County General Hospital, Series 2002,
                 5.800%, 7/01/32

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/16 at 100.00        Baa1            941,110
                 Revenue Bonds, Carroll Hospital Center, Series 2006,
                 5.000%, 7/01/40

          870   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00          AA            848,963
                 Revenue Bonds, Civista Medical Center, Series 2005,
                 5.000%, 7/01/37 - RAAI Insured

          885   Maryland Health and Higher Educational Facilities Authority,          7/17 at 100.00        Baa1            857,140
                 Revenue Bonds, Doctors Community Hospital, Series 2007A,
                 5.000%, 7/01/29

          700   Maryland Health and Higher Educational Facilities Authority,          7/12 at 100.00        Baa1            680,827
                 Revenue Bonds, Frederick Memorial Hospital, Series 2002,
                 5.125%, 7/01/35

          800   Maryland Health and Higher Educational Facilities Authority,          7/11 at 100.00          A+            794,144
                 Revenue Bonds, Greater Baltimore Medical Center, Series 2001,
                 5.000%, 7/01/34

        1,000   Maryland Health and Higher Educational Facilities Authority,          5/11 at 100.00          A+          1,020,480
                 Revenue Bonds, Johns Hopkins Hospital, Series 2001,
                 5.000%, 5/15/21

          735   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00          AA            810,485
                 Revenue Bonds, Johns Hopkins Hospital, Series 2004,
                 Inverse 1003, 7.209%, 7/01/33 (IF)

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/13 at 100.00        Baa3          1,004,480
                 Revenue Bonds, Kennedy Krieger Institute, Series 2003,
                 5.500%, 7/01/33

          725   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00           A            730,604
                 Revenue Bonds, LifeBridge Health System, Series 2004A,
                 5.125%, 7/01/34

          900   Maryland Health and Higher Educational Facilities Authority,          8/14 at 100.00          A3            919,224
                 Revenue Bonds, MedStar Health, Series 2004, 5.375%, 8/15/24

                Maryland Health and Higher Educational Facilities Authority,
                Revenue Bonds, Mercy Medical Center Project, Series 2007A:
          525    5.000%, 7/01/37                                                      7/17 at 100.00         BBB            482,181
          340    5.500%, 7/01/42                                                      7/17 at 100.00         BBB            333,282

          650   Maryland Health and Higher Educational Facilities Authority,          7/11 at 100.00        Baa1            655,837
                 Revenue Bonds, Mercy Medical Center, Series 2001,
                 5.625%, 7/01/31

          850   Maryland Health and Higher Educational Facilities Authority,          7/16 at 100.00           A            849,320
                 Revenue Bonds, Peninsula Regional Medical Center,
                 Series 2006, 5.000%, 7/01/36

        1,845   Maryland Health and Higher Educational Facilities Authority,          7/12 at 100.00          A3          1,884,834
                 Revenue Bonds, Union Hospital of Cecil County, Series 2002,
                 5.625%, 7/01/32


                                       39

NWI
Nuveen Maryland Dividend Advantage Municipal Fund 3 (continued)
Portfolio of INVESTMENTS November 30, (2007) (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE (continued)

$         775   Maryland Health and Higher Educational Facilities Authority,          1/13 at 101.00        Baa2     $      796,754
                 Revenue Refunding Bonds, Adventist Healthcare, Series 2003A,
                 5.750%, 1/01/25

          900   Prince George's County, Maryland, Revenue Bonds, Dimensions           1/08 at 100.00          B3            723,780
                 Health Corporation, Series 1994, 5.300%, 7/01/24

------------------------------------------------------------------------------------------------------------------------------------
       18,225   Total Health Care                                                                                        18,122,660
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 14.6% (9.8% OF TOTAL INVESTMENTS)

          980   Maryland Community Development Administration, Housing                7/12 at 100.00         Aa2            961,507
                 Revenue Bonds, Series 2002B, 4.950%, 7/01/32
                 (Alternative Minimum Tax)

        1,250   Maryland Economic Development Corporation, Senior Lien               10/13 at 100.00          B2          1,199,313
                 Student Housing Revenue Bonds, University of Maryland -
                 Baltimore, Series 2003A, 5.625%, 10/01/23

                Maryland Economic Development Corporation, Student Housing
                Revenue Bonds, Sheppard Pratt University Village, Series 2001:
           20    5.875%, 7/01/21 - ACA Insured                                        7/11 at 101.00           A             20,526
          150    6.000%, 7/01/33 - ACA Insured                                        7/11 at 101.00           A            151,512

          475   Maryland Economic Development Corporation, Student Housing            6/16 at 100.00         AAA            482,396
                 Revenue Refunding Bonds, University of Maryland College Park
                 Projects, Series 2006, 5.000%, 6/01/33 - CIFG Insured

                Montgomery County Housing Opportunities Commission,
                Maryland, Multifamily Housing Development Bonds, Series 2002B:
          515    5.100%, 7/01/33 (Alternative Minimum Tax)                            7/12 at 100.00         Aaa            514,609
        3,000    5.200%, 7/01/44 (Alternative Minimum Tax)                            7/12 at 100.00         Aaa          3,000,450

        4,860   Prince George's County Housing Authority, Maryland,                  11/12 at 100.00         AAA          4,918,999
                 GNMA Collateralized Mortgage Revenue Bonds, Fairview and
                 Hillside Projects, Series 2002A, 4.700%, 11/20/22

------------------------------------------------------------------------------------------------------------------------------------
       11,250   Total Housing/Multifamily                                                                                11,249,312
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 6.0% (4.0% OF TOTAL INVESTMENTS)

          350   Maryland Community Development Administration Department              3/17 at 100.00         Aa2            350,102
                 of Housing and Community Development, Residential Revenue
                 Bonds, Series 2007H, 5.000%, 9/01/27 (Alternative
                 Minimum Tax)

          595   Maryland Community Development Administration, Department             9/15 at 100.00         Aa2            590,990
                 of Housing and Community Development, Residential Revenue
                 Bonds, Series 2006F, 4.900%, 9/01/26 (Alternative Minimum Tax)

        1,200   Maryland Community Development Administration, Department             3/16 at 100.00         Aa2          1,188,276
                 of Housing and Community Development, Residential Revenue
                 Bonds, Series 2006I, 4.875%, 9/01/26 (Alternative Minimum Tax)

          815   Maryland Community Development Administration, Department             9/16 at 100.00         Aa2            794,283
                 of Housing and Community Development, Residential Revenue
                 Bonds, Series 2006L, 4.900%, 9/01/31 (Alternative Minimum Tax)

          620   Maryland Community Development Administration, Department             3/17 at 100.00         Aa2            591,703
                 of Housing and Community Development, Residential Revenue
                 Bonds, Series 2007D, 4.850%, 9/01/37 (Alternative Minimum Tax)

        1,170   Maryland Community Development Administration, Residential            9/14 at 100.00         Aa2          1,125,423
                 Revenue Bonds, Series 2005E, 4.900%, 9/01/36 (Alternative
                 Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        4,750   Total Housing/Single Family                                                                               4,640,777
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 2.0% (1.3% OF TOTAL INVESTMENTS)

          510   Maryland Economic Development Corporation, Solid Waste                4/12 at 101.00         BBB            502,513
                 Disposal Revenue Bonds, Waste Management Inc., Series 2002,
                 4.600%, 4/01/16 (Alternative Minimum Tax)

        1,000   Northeast Maryland Waste Disposal Authority, Baltimore,               1/09 at 101.00         BBB          1,006,370
                 Resource Recovery Revenue Bonds, RESCO Retrofit Project,
                 Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        1,510   Total Industrials                                                                                         1,508,883
------------------------------------------------------------------------------------------------------------------------------------


                                       40

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 3.4% (2.3% OF TOTAL INVESTMENTS)

$       1,050   Baltimore County, Maryland, Revenue Bonds, Oak Crest Village,         1/17 at 100.00        BBB+     $      992,355
                 Series 2007A, 5.000%, 1/01/37

          400   Maryland Health and Higher Educational Facilities Authority,          7/16 at 100.00         N/R            386,172
                 Revenue Bonds, Edenwald, Series 2006A, 5.400%, 1/01/31

                Maryland Health and Higher Educational Facilities Authority,
                Revenue Bonds, King Farm Presbyterian Community, Series 2007A:
          280    5.000%, 1/01/17                                                        No Opt. Call         N/R            269,016
          520    5.250%, 1/01/27                                                      1/17 at 100.00         N/R            475,727

          540   Maryland Health and Higher Educational Facilities Authority,          7/17 at 100.00        BBB+            493,225
                 Revenue Bonds, Mercy Ridge Retirement Community,
                 Series 2007, 4.750%, 7/01/34

------------------------------------------------------------------------------------------------------------------------------------
        2,790   Total Long-Term Care                                                                                      2,616,495
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 21.4% (14.2% OF TOTAL INVESTMENTS)

        1,000   Annapolis, Maryland, General Obligation Public Improvement            4/12 at 101.00          AA          1,036,930
                 Refunding Bonds, Series 2002, 4.375%, 4/01/17

                Anne Arundel County, Maryland, General Obligation Bonds,
                Series 2006:
          845    5.000%, 3/01/21                                                      3/16 at 100.00         AAA            909,693
          650    5.000%, 3/01/21                                                      3/16 at 100.00         AAA            699,764

          380   Carroll County, Maryland, Consolidated Public Improvement            12/15 at 100.00          AA            419,068
                 Bonds, Series 2005A, 5.000%, 12/01/16

        1,260   Charles County, Maryland, Consolidated General Obligation             1/12 at 101.00          AA          1,312,794
                 Public Improvement Bonds, Series 2002, 4.400%, 1/15/16

          500   Frederick County, Maryland, General Obligation Public Facilities        No Opt. Call          AA            554,585
                 Bonds, Series 2006, 5.000%, 11/01/20

                Frederick, Maryland, General Obligation Bonds, Series 2005:
          710    5.000%, 8/01/16 - MBIA Insured                                       8/15 at 100.00         AAA            778,309
          535    5.000%, 8/01/17 - MBIA Insured                                       8/15 at 100.00         AAA            585,306

        1,000   Maryland National Capital Park Planning Commission,                   1/14 at 100.00         AA+          1,078,580
                 Prince George's County, General Obligation Bonds, Park
                 Acquisition and Development, Series 2004EE-2,
                 5.000%, 1/15/17

        1,850   Montgomery County, Maryland, Consolidated General Obligation            No Opt. Call         AAA          2,043,159
                 Public Improvement Bonds, Series 2005A, 5.000%, 7/01/15

        1,440   Montgomery County, Maryland, Consolidated General Obligation            No Opt. Call         AAA          1,594,973
                 Public Improvement Bonds, Series 2006, 5.000%, 5/01/16

        1,000   Prince George's County, Maryland, General Obligation                 10/13 at 100.00         AA+          1,071,970
                 Consolidated Public Improvement Bonds, Series 2003A,
                 5.000%, 10/01/17
        1,000   Prince George's County, Maryland, General Obligation                    No Opt. Call         AA+          1,067,700
                 Consolidated Public Improvement Bonds, Series 2004C,
                 5.000%, 12/01/11

        1,000   St. Mary's County, Maryland, General Obligation Hospital                No Opt. Call          AA          1,078,150
                 Bonds, Series 2002, 5.000%, 10/01/12

        1,000   Washington Suburban Sanitary District, Montgomery and                 6/15 at 100.00         AAA          1,097,330
                 Prince George's Counties, Maryland, Sewerage Disposal Bonds,
                 Series 2005, 5.000%, 6/01/16

        1,000   Washington Suburban Sanitary District, Montgomery and                 6/15 at 100.00         AAA          1,097,330
                 Prince George's Counties, Maryland, Water Supply Bonds,
                 Series 2005, 5.000%, 6/01/16

------------------------------------------------------------------------------------------------------------------------------------
       15,170   Total Tax Obligation/General                                                                             16,425,641
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 31.0% (20.6% OF TOTAL INVESTMENTS)

          750   Annapolis, Maryland, Special Obligation Bonds, Park Place             1/15 at 101.00         N/R            702,090
                 Project, Series 2005A, 5.350%, 7/01/34

        1,000   Baltimore Board of School Commissioners, Maryland, Revenue            5/13 at 100.00         AA+          1,074,460
                 Bonds, City Public School System, Series 2003A,
                 5.000%, 5/01/15


                                       41

NWI
Nuveen Maryland Dividend Advantage Municipal Fund 3 (continued)
Portfolio of INVESTMENTS November 30, (2007) (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$         135   Frederick County, Maryland, Lake Linganore Village Community          7/10 at 102.00          AA     $      140,395
                 Development Special Obligation Bonds, Series 2001A,
                 5.600%, 7/01/20 - RAAI Insured

          450   Hyattsville, Maryland, Special Obligation Bonds, University           7/14 at 102.00         N/R            441,266
                 Town Center Project, Series 2004, 5.750%, 7/01/34

        5,000   Maryland Department of Transportation, Consolidated                     No Opt. Call         AAA          5,690,849
                 Transportation Revenue Bonds, Series 2002, 5.500%, 2/01/16

        2,200   Maryland Economic Development Corporation, Lease Revenue              6/12 at 100.50         AA+          2,258,740
                 Bonds, Department of Transportation Headquarters Building,
                 Series 2002, 4.750%, 6/01/22

          450   Maryland Economic Development Corporation, Lease Revenue              9/12 at 100.00         AA+            483,030
                 Bonds, Montgomery County Town Square Parking Garage,
                 Series 2002A, 5.000%, 9/15/13

        2,935   Maryland Economic Development Corporation, Lease Revenue              9/12 at 100.00         AA+          3,158,264
                 Bonds, Montgomery County Wayne Avenue Parking Project,
                 Series 2002A, 5.250%, 9/15/16

                Maryland Stadium Authority, Lease Revenue Bonds, Montgomery
                County Conference Center Facilities, Series 2003:
        1,465    5.000%, 6/15/21                                                      6/13 at 100.00         AA+          1,547,963
        1,620    5.000%, 6/15/23                                                      6/13 at 100.00         AA+          1,694,860

          460   Prince George's County, Maryland, Special Obligation Bonds,           7/15 at 100.00         N/R            433,173
                 National Harbor Project, Series 2005, 5.200%, 7/01/34

          575   Prince George's County, Maryland, Special Tax District Bonds,         7/13 at 100.00         N/R            521,824
                 Victoria Falls Project, Series 2005, 5.250%, 7/01/35

        1,200   Puerto Rico Highway and Transportation Authority, Highway               No Opt. Call         AAA          1,296,120
                 Revenue Bonds, Series 2007N, 5.250%, 7/01/31 -
                 AMBAC Insured

                Puerto Rico Public Buildings Authority, Guaranteed Government
                Facilities Revenue Bonds, Series 2002G:
        1,000    5.250%, 7/01/17                                                      7/12 at 100.00        BBB-          1,034,490
        1,205    5.250%, 7/01/20                                                      7/12 at 100.00        BBB-          1,235,752
        1,275    5.250%, 7/01/21                                                      7/12 at 100.00        BBB-          1,304,363

          700   Puerto Rico, Highway Revenue Bonds, Highway and                         No Opt. Call         AAA            788,606
                 Transportation Authority, Series 2003AA, 5.500%, 7/01/19 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       22,420   Total Tax Obligation/Limited                                                                             23,806,245
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 18.6% (12.4% OF TOTAL INVESTMENTS) (4)

           10   Anne Arundel County, Maryland, General Obligation Bonds,              5/09 at 101.00         AAA             10,345
                 Consolidated General Improvements, Series 1999,
                 5.000%, 5/15/19 (Pre-refunded 5/15/09)

                Frederick County, Maryland, Educational Facilities Revenue
                Bonds, Mount St. Mary's College, Series 2001A:
          100    5.750%, 9/01/25 (Pre-refunded 3/01/10)                               3/10 at 101.00    BBB- (4)            106,167
          100    5.800%, 9/01/30 (Pre-refunded 3/01/10)                               3/10 at 101.00    BBB- (4)            106,274

          100   Frederick County, Maryland, General Obligation Public                 7/09 at 101.00         AAA            104,038
                 Facilities Bonds, Series 1999, 5.250%, 7/01/17
                 (Pre-refunded 7/01/09)

          110   Frederick County, Maryland, Lake Linganore Village Community          7/10 at 102.00      AA (4)            118,369
                 Development Special Obligation Bonds, Series 2001A,
                 5.600%, 7/01/20 (Pre-refunded 7/01/10) - RAAI Insured

          280   Maryland Health and Higher Educational Facilities Authority,          4/11 at 101.00     N/R (4)            310,008
                 Revenue Bonds, Collington Episcopal Life Care Community Inc.,
                 Series 2001A, 6.750%, 4/01/23 (Pre-refunded 4/01/11)

          285   Maryland Health and Higher Educational Facilities Authority,            No Opt. Call         AAA            309,177
                 Revenue Bonds, Helix Health, Series 1997, 5.000%, 7/01/17 -
                 AMBAC Insured (ETM)


                                       42

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

$         935   Maryland Transportation Authority, Revenue Refunding Bonds,             No Opt. Call         AAA     $    1,074,352
                 Transportation Facilities Projects, First Series 1978,
                 6.800%, 7/01/16 (ETM)

        3,025   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/10 at 101.00         AAA          3,206,681
                 Series 2000HH, 5.250%, 7/01/29 (Pre-refunded 7/01/10) -
                 FSA Insured

        3,500   Puerto Rico Infrastructure Financing Authority, Special Obligation   10/10 at 101.00         AAA          3,701,914
                 Bonds, Series 2000A, 5.500%, 10/01/40 (ETM)

        1,000   Puerto Rico Public Finance Corporation, Commonwealth                    No Opt. Call         AAA          1,109,570
                 Appropriation Bonds, Series 1998A, 5.125%, 6/01/24 -
                 AMBAC Insured (ETM)

                Puerto Rico Public Finance Corporation, Commonwealth
                Appropriation Bonds, Series 2002E:
          700    5.500%, 8/01/29 (Pre-refunded 2/01/12)                               2/12 at 100.00         Aaa            758,219
          235    5.500%, 8/01/29 (Pre-refunded 2/01/12)                               2/12 at 100.00    BBB- (4)            255,116

          880   Puerto Rico, General Obligation and Public Improvement Bonds,         7/11 at 100.00         AAA            937,402
                 Series 2001, 5.125%, 7/01/30 (Pre-refunded 7/01/11) -
                 FSA Insured

        2,000   University of Maryland, Auxiliary Facility and Tuition Revenue        4/12 at 100.00      AA (4)          2,150,860
                 Bonds, Series 2002A, 5.125%, 4/01/22 (Pre-refunded 4/01/12)

           25   Washington Suburban Sanitary District, Montgomery and                 6/11 at 101.00         AAA             26,682
                 Prince George's Counties, Maryland, General Obligation
                 Construction Bonds, Second Series 2001, 5.000%, 6/01/17
                 (Pre-refunded 6/01/11)

------------------------------------------------------------------------------------------------------------------------------------
       13,285   Total U.S. Guaranteed                                                                                    14,285,174
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 1.7% (1.0% OF TOTAL INVESTMENTS)

        1,250   Maryland Energy Financing Administration, Revenue Bonds,              2/08 at 100.00         N/R          1,253,050
                 AES Warrior Run Project, Series 1995, 7.400%, 9/01/19
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 5.8% (3.9% OF TOTAL INVESTMENTS)

        2,570   Baltimore, Maryland, Revenue Refunding Bonds, Wastewater              7/12 at 100.00         AAA          2,664,011
                 Projects, Series 2002A, 5.125%, 7/01/42 - FGIC Insured

          600   Baltimore, Maryland, Wastewater Project Revenue Bonds,                7/16 at 100.00         AAA            628,770
                 Series 2006C, 5.000%, 7/01/31 - AMBAC Insured

          660   Baltimore, Maryland, Wastewater Project Revenue Bonds,                7/17 at 100.00         AAA            691,990
                 Series 2007D, 5.000%, 7/01/32 - AMBAC Insured

          430   Maryland Water Quality Financing Administration, Revolving              No Opt. Call         AAA            475,442
                 Loan Fund Revenue Bonds, Series 2005A, 5.000%, 9/01/15

------------------------------------------------------------------------------------------------------------------------------------
        4,260   Total Water and Sewer                                                                                     4,460,213
------------------------------------------------------------------------------------------------------------------------------------
$     110,760   Total Long-Term Investments (cost $113,335,247) - 149.0%                                                114,434,616
=============-----------------------------------------------------------------------------------------------------------------------


                                       43

NWI
Nuveen Maryland Dividend Advantage Municipal Fund 3 (continued)
Portfolio of INVESTMENTS November 30, (2007) (Unaudited)
    PRINCIPAL
 AMOUNT (000)   DESCRIPTION (1)                                                                          RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 1.2% (0.8% OF TOTAL INVESTMENTS)

$         875   Maryland Health and Higher Education Facilities Authority,                                   Aa3     $      875,000
                 Revenue Bonds, Kennedy Krieger Institute Project, Series 2006,
                 Variable Rate Demand Obligations, 6.000%, 7/01/36 -
                 RAAI Insured (5)
=============-----------------------------------------------------------------------------------------------------------------------
                Total Short-Term Investments (cost $875,000)                                                                875,000
                --------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $114,210,247) - 150.2%                                                          115,309,616
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.6%                                                                        480,124
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.8)%                                                        (39,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $  76,789,740
                ====================================================================================================================

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

                    The AAA ratings shown in the Portfolio of Investments reflects the AAA ratings on certain bonds insured by AMBAC, FGIC or MBIA as of November 30, 2007. As explained earlier in the Portfolio Manager's Comments section of this report, one rating agency has reduced the rating for AMBAC to AA, and one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.

               (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               (5) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

               N/R  Not rated.

             (ETM)  Escrowed to maturity.

              (IF)  Inverse floating rate investment.

                                 See accompanying notes to financial statements.

NPV
Nuveen Virginia Premium Income Municipal Fund
Portfolio of INVESTMENTS
                                                   November 30, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 2.9% (2.0% OF TOTAL INVESTMENTS)

$       4,640   Tobacco Settlement Financing Corporation of Virginia,                 6/17 at 100.00         BBB     $    3,854,586
                 Tobacco Settlement Asset Backed Bonds, Series 2007B1,
                 5.000%, 6/01/47
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 4.7% (3.2% OF TOTAL INVESTMENTS)

        1,000   Prince William County Industrial Development Authority, Virginia,    10/13 at 101.00          A3          1,029,740
                 Educational Facilities Revenue Bonds, Catholic Diocese of
                 Arlington, Series 2003, 5.500%, 10/01/33

          500   Prince William County Park Authority, Virginia, Park Facilities      10/09 at 101.00          A3            520,065
                 Revenue Refunding and Improvement Bonds, Series 1999,
                 6.000%, 10/15/28

          700   Puerto Rico Industrial, Tourist, Educational, Medical and            12/12 at 101.00        BBB-            712,922
                 Environmental Control Facilities Financing Authority, Higher
                 Education Revenue Refunding Bonds, Ana G. Mendez University
                 System, Series 2002, 5.375%, 12/01/21

        2,120   Virginia College Building Authority, Educational Facilities           9/11 at 100.00         AA+          2,176,328
                 Revenue Bonds, Public Higher Education Financing Program,
                 Series 2001A, 5.000%, 9/01/26

        1,635   Virginia Commonwealth University, Revenue Bonds,                      5/14 at 101.00         AAA          1,777,817
                 Series 2004A, 5.000%, 5/01/17 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        5,955   Total Education and Civic Organizations                                                                   6,216,872
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 24.5% (16.7% OF TOTAL INVESTMENTS)

        2,000   Albemarle County Industrial Development Authority, Virginia,         10/12 at 100.00          A2          2,019,820
                 Hospital Revenue Bonds, Martha Jefferson Hospital,
                 Series 2002, 5.250%, 10/01/35

          650   Charlotte County Industrial Development Authority, Virginia,          9/17 at 100.00          A-            654,440
                 Hospital Revenue Bonds, Halifax Regional Hospital Incorporated,
                 Series 2007, 5.000%, 9/01/27

        4,850   Fairfax County Industrial Development Authority, Virginia,              No Opt. Call         AA+          5,174,366
                 Hospital Revenue Refunding Bonds, Inova Health System,
                 Series 1993A, 5.000%, 8/15/23

        1,000   Fredericksburg Economic Development Authority, Virginia,                No Opt. Call          A3          1,069,860
                 Healthcare Revenue Bonds, Medicorp Health System,
                 Series 2007, 5.250%, 6/15/23

        1,250   Fredericksburg Industrial Development Authority, Virginia,            6/12 at 100.00          A3          1,254,238
                 Revenue Bonds, MediCorp Health System, Series 2002B,
                 5.125%, 6/15/33

        1,000   Hanover County Industrial Development Authority, Virginia,              No Opt. Call         AAA          1,163,880
                 Hospital Revenue Bonds, Memorial Regional Medical Center,
                 Series 1995, 6.375%, 8/15/18 - MBIA Insured

        2,300   Harrisonburg Industrial Development Authority, Virginia,              8/16 at 100.00         AAA          2,404,719
                 Hospital Facilities Revenue Bonds, Rockingham Memorial
                 Hospital, Series 2006, 5.000%, 8/15/31 - AMBAC Insured

        1,500   Henrico County Economic Development Authority, Virginia,             11/12 at 100.00          A-          1,540,905
                 Revenue Bonds, Bon Secours Health System Inc.,
                 Series 2002A, 5.600%, 11/15/30

        1,500   Henrico County Industrial Development Authority, Virginia,              No Opt. Call         AAA          1,791,795
                 Healthcare Revenue Bonds, Bon Secours Health System,
                 Series 1996, 6.250%, 8/15/20 - MBIA Insured

        1,500   Manassas Industrial Development Authority, Virginia, Hospital         4/13 at 100.00          A2          1,517,625
                 Revenue Bonds, Prince William Hospital, Series 2002,
                 5.250%, 4/01/33

        4,750   Medical College of Virginia Hospital Authority, General Revenue       7/08 at 102.00         AAA          4,841,864
                 Bonds, Series 1998, 5.125%, 7/01/23 - MBIA Insured

        3,000   Roanoke Industrial Development Authority, Virginia, Hospital          7/12 at 100.00         AAA          3,179,640
                 Revenue Bonds, Carilion Health System, Series 2002A,
                 5.500%, 7/01/19 - MBIA Insured


                                       45

NPV
Nuveen Virginia Premium Income Municipal Fund (continued)
Portfolio of INVESTMENTS November 30, (2007) (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE (continued)

                Stafford County Economic Development Authority, Virginia,
                Hospital Facilities Revenue Bonds, MediCorp Health System,
                Series 2006:
$       2,000    5.250%, 6/15/26                                                      6/16 at 100.00          A3     $    2,042,740
        1,010    5.250%, 6/15/31                                                      6/16 at 100.00          A3          1,021,060

        1,210   Virginia Small Business Financing Authority, Wellmont Health          9/17 at 100.00        BBB+          1,191,100
                 System Project Revenue Bonds, Series 2007A, 5.250%, 9/01/37

        1,425   Winchester Industrial Development Authority, Virginia, Hospital       1/17 at 100.00         AA-          1,452,930
                 Revenue Bonds, Winchester Medical Center, Series 2007,
                 5.125%, 1/01/31

------------------------------------------------------------------------------------------------------------------------------------
       30,945   Total Health Care                                                                                        32,320,982
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 3.4% (2.4% OF TOTAL INVESTMENTS)

        1,405   Arlington County Industrial Development Authority, Virginia,          5/10 at 100.00         Aaa          1,461,818
                 Multifamily Housing Revenue Bonds, Patrick Henry Apartments,
                 Series 2000, 6.050%, 11/01/32 (Mandatory put 11/01/20)
                 (Alternative Minimum Tax)

                Danville Industrial Development Authority, Virginia, Student
                Housing Revenue Bonds, Collegiate Housing Foundation, Averett
                College, Series 1999A:
          500    6.875%, 6/01/20                                                      6/09 at 102.00         N/R            519,520
        1,500    7.000%, 6/01/30                                                      6/09 at 102.00         N/R          1,554,510

        1,000   Lynchburg Redevelopment and Housing Authority, Virginia,              4/10 at 102.00         AAA          1,020,420
                 Vistas GNMA Mortgage-Backed Revenue Bonds, Series 2000A,
                 6.200%, 1/20/40 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        4,405   Total Housing/Multifamily                                                                                 4,556,268
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 8.0% (5.4% OF TOTAL INVESTMENTS)

          335   Puerto Rico Housing Finance Authority, Mortgage-Backed                6/13 at 100.00         AAA            344,300
                 Securities Program Home Mortgage Revenue Bonds,
                 Series 2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)

        1,000   Virginia Housing Development Authority, Commonwealth                  7/11 at 100.00         AAA          1,023,330
                 Mortgage Bonds, Series 2001H-1, 5.350%, 7/01/31 -
                 MBIA Insured

        1,500   Virginia Housing Development Authority, Commonwealth                  1/15 at 100.00         AAA          1,433,145
                 Mortgage Bonds, Series 2005C-2, 4.750%, 10/01/32
                 (Alternative Minimum Tax)

        2,740   Virginia Housing Development Authority, Commonwealth                  7/15 at 100.00         AAA          2,672,267
                 Mortgage Bonds, Series 2006 D1, 4.900%, 1/01/33
                 (Alternative Minimum Tax)

        1,340   Virginia Housing Development Authority, Commonwealth                  7/15 at 100.00         AAA          1,305,669
                 Mortgage Bonds, Series 2006, 4.800%, 7/01/29
                 (Alternative Minimum Tax)

        3,900   Virginia Housing Development Authority, Commonwealth                  7/16 at 100.00         AAA          3,725,553
                 Mortgage Bonds, Series 2007B, 4.750%, 7/01/32
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       10,815   Total Housing/Single Family                                                                              10,504,264
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 1.5% (1.0% OF TOTAL INVESTMENTS)

        2,000   Charles County Industrial Development Authority, Virginia,              No Opt. Call         BBB          2,010,260
                 Solid Waste Disposal Facility Revenue Refunding Bonds,
                 USA Waste of Virginia Inc., Series 1999, 4.875%, 2/01/09
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 4.7% (3.2% OF TOTAL INVESTMENTS)

        2,765   Fairfax County Economic Development Authority, Virginia,             10/17 at 100.00         N/R          2,596,307
                 Residential Care Facilities Mortgage Revenue Bonds, Goodwin
                 House, Inc., Series 2007A, 5.125%, 10/01/37

          800   Fairfax County Economic Development Authority, Virginia,             10/16 at 100.00         BBB            731,816
                 Retirement Center Revenue Bonds,
                 Greenspring Village, Series 2006A, 4.875%, 10/01/36

        1,495   Henrico County Economic Development Authority, Virginia, GNMA         7/09 at 102.00         AAA          1,568,419
                 Mortgage-Backed Securities Program Assisted Living Revenue
                 Bonds, Beth Sholom, Series 1999A, 5.900%, 7/20/29


                                       46

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE (continued)

                Henrico County Economic Development Authority, Virginia,
                Residential Care Facility Revenue Bonds, Westminster Canterbury
                of Richmond, Series 2006:
$         100    5.000%, 10/01/27                                                    10/11 at 103.00        BBB-     $       97,355
        1,345    5.000%, 10/01/35                                                       No Opt. Call        BBB-          1,278,086

------------------------------------------------------------------------------------------------------------------------------------
        6,505   Total Long-Term Care                                                                                      6,271,983
------------------------------------------------------------------------------------------------------------------------------------


                MATERIALS - 1.1% (0.8% OF TOTAL INVESTMENTS)

          500   Bedford County Industrial Development Authority, Virginia,            2/08 at 102.00          B2            457,855
                 Industrial Development Revenue Refunding Bonds, Nekoosa
                 Packaging Corporation, Series 1998, 5.600%, 12/01/25
                 (Alternative Minimum Tax) (4)

        1,000   Goochland County Industrial Development Authority, Virginia,         12/08 at 101.00          B2            943,940
                 Industrial Development Revenue Refunding Bonds, Nekoosa
                 Packaging Corporation Project, Series 1998, 5.650%, 12/01/25
                 (Alternative Minimum Tax) (4)

------------------------------------------------------------------------------------------------------------------------------------
        1,500   Total Materials                                                                                           1,401,795
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 18.5% (12.6% OF TOTAL INVESTMENTS)

                Chesapeake, Virginia, General Obligation Water and Sewerage
                Bonds, Series 2003B:
        1,880    5.000%, 6/01/21                                                      6/13 at 100.00          AA          1,969,676
        2,060    5.000%, 6/01/23                                                      6/13 at 100.00          AA          2,146,891

        1,355   Harrisonburg, Virginia, General Obligation Bonds, Public Safety       7/12 at 101.00         AAA          1,434,403
                 and Steam Plant, Series 2002, 5.000%, 7/15/19 - FGIC Insured

        1,390   Henrico County, Virginia, General Obligation Bonds,                   7/15 at 100.00         AAA          1,526,957
                 Series 2005, 5.000%, 7/15/16

        2,105   Loudoun County, Virginia, General Obligation Bonds,                  12/16 at 100.00         AAA          2,247,235
                 Series 2006, 5.000%, 12/01/25

          105   Loudoun County, Virginia, General Obligation Public                   5/12 at 100.00         AAA            111,049
                 Improvement Bonds, Series 2002A, 5.250%, 5/01/22

        1,435   Loudoun County, Virginia, General Obligation Public                   6/15 at 100.00         AAA          1,547,561
                 Improvement Bonds, Series 2005B, 5.000%, 6/01/18

        1,185   Lynchburg, Virginia, General Obligation Bonds, Series 2004,           6/14 at 100.00          AA          1,265,687
                 5.000%, 6/01/21

        1,350   Newport News, Virginia, General Obligation Bonds, Series 2004C,       5/14 at 101.00          AA          1,471,244
                 5.000%, 5/01/16

        1,280   Portsmouth, Virginia, General Obligation Bonds, Series 2005A,           No Opt. Call         AAA          1,407,130
                 5.000%, 4/01/15 - MBIA Insured

        1,480   Richmond, Virginia, General Obligation Bonds, Series 2004A,           7/14 at 100.00         AAA          1,571,952
                 5.000%, 7/15/21 - FSA Insured

        1,430   Roanoke, Virginia, General Obligation Public Improvement Bonds,      10/12 at 101.00          AA          1,538,680
                 Series 2002A, 5.000%, 10/01/17

        1,135   Suffolk, Virginia, General Obligation Bonds, Series 2005,               No Opt. Call         Aa3          1,250,191
                 5.000%, 12/01/15

        2,155   Virginia Beach, Virginia, General Obligation Bonds, Series 2003B,     5/13 at 100.00         AAA          2,312,164
                 5.000%, 5/01/15

        1,100   Virginia Beach, Virginia, General Obligation Bonds, Series 2005,      1/16 at 100.00         AAA          1,187,098
                 5.000%, 1/15/20

        1,425   Virginia Beach, Virginia, General Obligation Public Improvement       6/11 at 101.00         AAA          1,494,754
                 Bonds, Series 2001, 5.000%, 6/01/20

------------------------------------------------------------------------------------------------------------------------------------
       22,870   Total Tax Obligation/General                                                                             24,482,672
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 29.8% (20.3% OF TOTAL INVESTMENTS)

                Buena Vista Public Recreational Facilities Authority, Virginia,
                Lease Revenue Bonds, Golf Course Project, Series 2005A:
          335    5.250%, 7/15/25 - ACA Insured                                        7/15 at 100.00           A            321,768
          260    5.500%, 7/15/35 - ACA Insured                                        7/15 at 100.00           A            246,397

        1,340   Culpeper Industrial Development Authority, Virginia, Lease            1/15 at 100.00         AAA          1,414,732
                 Revenue Bonds, School Facilities Project, Series 2005,
                 5.000%, 1/01/20 - MBIA Insured


                                       47

NPV
Nuveen Virginia Premium Income Municipal Fund (continued)
Portfolio of INVESTMENTS November 30, (2007) (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

                Cumberland County, Virginia, Certificates of Participation,
                Series 1997:
$       1,075    6.200%, 7/15/12                                                        No Opt. Call         N/R     $    1,127,965
        1,350    6.375%, 7/15/17                                                        No Opt. Call         N/R          1,506,425

        1,000   Dinwiddie County Industrial Development Authority, Virginia,          2/14 at 100.00         AAA          1,073,920
                 Lease Revenue Bonds, Series 2004B, 5.125%, 2/15/16 -
                 MBIA Insured

        1,000   Fairfax County Economic Development Authority, Virginia,              5/16 at 100.00         AA+          1,080,910
                 Lease Revenue Bonds, Joint Public Uses Community Project,
                 Series 2006, 5.000%, 5/15/18

                Fairfax County Economic Development Authority, Virginia, Lease
                Revenue Bonds, Laurel Hill Public Facilities Projects, Series 2003:
        2,260    5.000%, 6/01/14                                                      6/13 at 101.00         AA+          2,452,688
        2,165    5.000%, 6/01/22                                                      6/13 at 101.00         AA+          2,279,074

        1,660   Front Royal and Warren County Industrial Development Authority,       4/14 at 100.00         AAA          1,757,060
                 Virginia, Lease Revenue Bonds, Series 2004B,
                 5.000%, 4/01/18 - FSA Insured

        1,270   James City County Economic Development Authority, Virginia,           7/15 at 100.00          AA          1,357,440
                 Revenue Bonds, County Government Projects, Series 2005,
                 5.000%, 7/15/19

        1,930   Prince William County, Virginia, Certificates of Participation,       6/15 at 100.00         Aaa          2,060,603
                 County Facilities, Series 2005, 5.000%, 6/01/18 -
                 AMBAC Insured

        1,185   Puerto Rico Highway and Transportation Authority, Highway             7/12 at 100.00         AAA          1,215,431
                 Revenue Bonds, Series 2002D, 5.000%, 7/01/32 -
                 FSA Insured

        2,000   Puerto Rico Highway and Transportation Authority, Highway               No Opt. Call         AAA          2,160,200
                 Revenue Bonds, Series 2007N, 5.250%, 7/01/31 -
                 AMBAC Insured

        5,000   Puerto Rico Infrastructure Financing Authority, Special Tax             No Opt. Call         AAA            820,100
                 Revenue Bonds, Series 2005A, 0.000%, 7/01/43 -
                 AMBAC Insured

        5,875   Puerto Rico Infrastructure Financing Authority, Special Tax             No Opt. Call         AAA          2,101,018
                 Revenue Bonds, Series 2005C, 0.000%, 7/01/28 -
                 AMBAC Insured

                Puerto Rico Public Buildings Authority, Guaranteed Government
                Facilities Revenue Refunding Bonds, Series 2002D:
          265    5.250%, 7/01/27                                                      7/12 at 100.00        BBB-            267,836
          320    5.250%, 7/01/36                                                      7/12 at 100.00        BBB-            321,472

        1,110   Spotsylvania County Industrial Development Authority, Virginia,       8/13 at 100.00         AAA          1,126,095
                 Lease Revenue Bonds, School Facilities, Series 2003B,
                 4.375%, 8/01/20 - AMBAC Insured

        1,600   Stafford County and Staunton Industrial Development Authority,        8/16 at 100.00         AAA          1,685,584
                 Virginia, Revenue Bonds, Virginia Municipal League and
                 Virginia Association of Counties Finance Program, Series 2006A,
                 5.000%, 8/01/23 - MBIA Insured

        1,400   Virginia Beach Development Authority, Public Facilities               5/15 at 100.00         AA+          1,481,508
                 Revenue Bonds, Series 2005A, 5.000%, 5/01/22

        2,000   Virginia Public School Authority, School Financing Bonds, 1997        8/10 at 101.00         AA+          2,080,700
                 Resolution, Series 2000B, 5.000%, 8/01/18

        1,625   Virginia Public School Authority, School Financing Bonds, 1997        8/15 at 100.00         AA+          1,770,974
                 Resolution, Series 2005C, 5.000%, 8/01/17

                Virginia Resources Authority, Infrastructure Revenue Bonds,
                Pooled Loan Bond Program, Series 2000B:
           95    5.500%, 5/01/20 - FSA Insured                                        5/10 at 101.00         AAA             99,958
          550    5.500%, 5/01/30 - FSA Insured                                        5/10 at 101.00         AAA            574,899

        1,740   Virginia Resources Authority, Infrastructure Revenue Bonds,           5/11 at 101.00          AA          1,823,433
                 Pooled Loan Bond Program, Series 2002A, 5.000%, 5/01/19


                                       48

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       2,815   Virginia Resources Authority, Infrastructure Revenue Bonds,          11/16 at 100.00         AAA     $    2,960,676
                 Pooled Loan Bond Program, Series 2006C, 5.000%, 11/01/36

        2,000   Virginia Transportation Board, Transportation Revenue Bonds,          5/14 at 100.00         AA+          2,175,660
                 U.S. Route 58 Corridor Development Program, Series 2004B,
                 5.000%, 5/15/15

------------------------------------------------------------------------------------------------------------------------------------
       45,225   Total Tax Obligation/Limited                                                                             39,344,526
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 10.4% (7.1% OF TOTAL INVESTMENTS)

        2,500   Metropolitan Washington D.C. Airports Authority, System Revenue      10/17 at 100.00         AAA          2,503,675
                 Bonds, Series 2007B, 5.000%, 10/01/35 - AMBAC Insured
                 (Alternative Minimum Tax)

        4,000   Norfolk Airport Authority, Virginia, Airport Revenue Bonds,           7/11 at 100.00         AAA          4,069,479
                 Series 2001A, 5.125%, 7/01/31 - FGIC Insured

        1,000   Norfolk, Virginia, Parking System Revenue Bonds, Series 2005A,        2/15 at 100.00         AAA          1,049,970
                 5.000%, 2/01/23 - MBIA Insured

        2,500   Richmond Metropolitan Authority, Virginia, Revenue Refunding            No Opt. Call         AAA          2,800,575
                 Bonds, Expressway System, Series 2002, 5.250%, 7/15/22 -
                 FGIC Insured

        1,260   Virginia Port Authority, Revenue Bonds, Port Authority Facilities,    7/13 at 100.00         AAA          1,266,338
                 Series 2006, 5.000%, 7/01/36 - FGIC Insured
                 (Alternative Minimum Tax)

        2,000   Virginia Resources Authority, Airports Revolving Fund Revenue         2/11 at 100.00         Aa2          2,076,640
                 Bonds, Series 2001A, 5.250%, 8/01/23

------------------------------------------------------------------------------------------------------------------------------------
       13,260   Total Transportation                                                                                     13,766,677
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 20.0% (13.7% OF TOTAL INVESTMENTS) (5)

        3,500   Alexandria Industrial Development Authority, Virginia, Fixed Rate    10/10 at 101.00         AAA          3,783,605
                 Revenue Bonds, Institute for Defense Analyses, Series 2000A,
                 5.900%, 10/01/30 (Pre-refunded 10/01/10) - AMBAC Insured

          750   Bristol, Virginia, General Obligation Utility System Revenue Bonds,     No Opt. Call         AAA            827,595
                 Series 2002, 5.000%, 11/01/24 - FSA Insured (ETM)

          925   Fairfax County Water Authority, Virginia, Water Revenue Refunding     4/12 at 100.00         AAA          1,004,837
                 Bonds, Series 2002, 5.375%, 4/01/19 (Pre-refunded 4/01/12)

          600   Greater Richmond Convention Center Authority, Virginia, Hotel Tax     6/10 at 101.00         AAA            647,196
                 Revenue Bonds, Convention Center Expansion Project,
                 Series 2000, 6.125%, 6/15/25 (Pre-refunded 6/15/10)

                Loudoun County Industrial Development Authority, Virginia,
                Hospital Revenue Bonds, Loudoun Hospital Center, Series 2002A:
          375    6.000%, 6/01/22 (Pre-refunded 6/01/12)                               6/12 at 101.00     BBB (5)            420,698
          800    6.100%, 6/01/32 (Pre-refunded 6/01/12)                               6/12 at 101.00     BBB (5)            900,816

                Newport News, Virginia, General Obligation Bonds, General
                Improvement and Water Projects, Series 2002A:
        2,770    5.000%, 7/01/19 (Pre-refunded 7/01/13)                               7/13 at 100.00      AA (5)          2,998,802
        1,000    5.000%, 7/01/20 (Pre-refunded 7/01/13)                               7/13 at 100.00      AA (5)          1,082,600

          815   Puerto Rico Highway and Transportation Authority, Highway             7/12 at 100.00         Aaa            876,907
                 Revenue Bonds, Series 2002D, 5.000%, 7/01/32
                 (Pre-refunded 7/01/12) - FSA Insured

        2,500   Puerto Rico Infrastructure Financing Authority, Special Obligation   10/10 at 101.00         AAA          2,644,225
                 Bonds, Series 2000A, 5.500%, 10/01/40 (ETM)

                Puerto Rico Public Buildings Authority, Guaranteed Government
                Facilities Revenue Refunding Bonds, Series 2002D:
          735    5.250%, 7/01/27 (Pre-refunded 7/01/12)                               7/12 at 100.00    BBB- (5)            794,050
          880    5.250%, 7/01/36 (Pre-refunded 7/01/12)                               7/12 at 100.00    BBB- (5)            950,699


                                       49

NPV
Nuveen Virginia Premium Income Municipal Fund (continued)
Portfolio of INVESTMENTS November 30, (2007) (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (5) (continued)

$         845   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA     $      881,969
                 Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
                 (Pre-refunded 7/01/10)

          475   Rockbridge County Industrial Development Authority, Virginia,         7/11 at 105.00      B2 (5)            540,227
                 Horse Center Revenue Refunding Bonds, Series 2001C,
                 6.850%, 7/15/21 (Pre-refunded 7/15/11)

                Tobacco Settlement Financing Corporation of Virginia, Tobacco
                Settlement Asset-Backed Bonds, Series 2005:
        1,575    5.250%, 6/01/19 (Pre-refunded 6/01/12)                               6/12 at 100.00         AAA          1,655,924
        3,850    5.500%, 6/01/26 (Pre-refunded 6/01/15)                               6/15 at 100.00         AAA          4,274,308

        2,000   Virgin Islands Public Finance Authority, Gross Receipts Taxes        10/10 at 101.00    BBB+ (5)          2,194,900
                 Loan Note, Series 1999A, 6.500%, 10/01/24
                 (Pre-refunded 10/01/10)

------------------------------------------------------------------------------------------------------------------------------------
       24,395   Total U.S. Guaranteed                                                                                    26,479,358
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 7.2% (4.9% OF TOTAL INVESTMENTS)

                Bristol, Virginia, Utility System Revenue Refunding Bonds,
                Series 2003:
        1,705    5.250%, 7/15/14 - MBIA Insured                                       7/13 at 100.00         AAA          1,861,911
        1,800    5.250%, 7/15/15 - MBIA Insured                                       7/13 at 100.00         AAA          1,959,498
        2,775    5.250%, 7/15/23 - MBIA Insured                                       7/13 at 100.00         AAA          2,955,236

        2,500   Mecklenburg County Industrial Development Authority, Virginia,       10/12 at 100.00        Baa1          2,697,250
                 Revenue Bonds, UAE Mecklenburg Cogeneration LP,
                 Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        8,780   Total Utilities                                                                                           9,473,895
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 9.9% (6.7% OF TOTAL INVESTMENTS)

                Fairfax County Water Authority, Virginia, Water Revenue Refunding
                Bonds, Series 2002:
          105    5.375%, 4/01/19                                                      4/12 at 100.00         AAA            112,437
          800    5.000%, 4/01/27                                                      4/12 at 100.00         AAA            828,808

        1,770   Henrico County, Virginia, Water and Sewer System Revenue              5/09 at 102.00         AA+          1,823,702
                 Refunding Bonds, Series 1999, 5.000%, 5/01/28

        1,000   Loudoun County Sanitation Authority, Virginia, Water and              1/15 at 100.00         AA+          1,049,500
                 Sewerage System Revenue Bonds, Series 2004,
                 5.000%, 1/01/26

          500   Newport News, Virginia, Water Revenue Bonds, Series 2007,             6/17 at 100.00         AAA            496,555
                 4.500%, 6/01/34 - FSA Insured

                Norfolk, Virginia, Water Revenue Refunding Bonds, Series 2001:
        1,310    5.000%, 11/01/21 - FGIC Insured                                     11/11 at 100.00         AAA          1,368,400
        1,380    5.000%, 11/01/22 - FGIC Insured                                     11/11 at 100.00         AAA          1,432,605

        2,250   Virginia Beach, Virginia, Storm Water Utility Revenue Bonds,          9/10 at 101.00         Aa3          2,400,795
                 Series 2000, 6.000%, 9/01/24

        1,800   Virginia Beach, Virginia, Water and Sewer System Revenue             10/15 at 100.00          AA          1,881,144
                 Bonds, Series 2005, 5.000%, 10/01/30

        1,660   Virginia Resources Authority, Clean Water State Revolving Fund       10/17 at 100.00         AAA          1,669,545
                 Revenue Bonds, Series 2007, Residuals 1006,
                 5.697%, 10/01/29 (IF)
------------------------------------------------------------------------------------------------------------------------------------
       12,575   Total Water and Sewer                                                                                    13,063,491
------------------------------------------------------------------------------------------------------------------------------------
$     193,870   Total Investments (cost $188,786,243) - 146.6%                                                          193,747,629
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.7%                                                                      2,171,175
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (48.3)%                                                        (63,800,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $ 132,118,804
                ====================================================================================================================

FORWARD SWAPS OUTSTANDING AT NOVEMBER 30, 2007:
                                    FUND                                       FIXED RATE                                UNREALIZED
                 NOTIONAL    PAY/RECEIVE      FLOATING RATE    FIXED RATE         PAYMENT    EFFECTIVE   TERMINATION   APPRECIATION
COUNTERPARTY       AMOUNT  FLOATING RATE              INDEX   (ANNUALIZED)      FREQUENCY      DATE (6)         DATE  (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan         $650,000            Pay  3-Month USD-LIBOR         5.388%  Semi-Annually      4/25/08       4/25/35       $ 44,924
Royal Bank
 of Canada        900,000            Pay               SIFM         4.335       Quarterly      8/06/08       8/06/37         77,210
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $122,134
====================================================================================================================================
USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)
SIFM-The daily arithmetic average of the weekly SIFM (Securities Industry and
Financial Markets) Municipal Swap Index.

                    The Fund may invest in "zero coupon" securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

                    The AAA ratings shown in the Portfolio of Investments reflects the AAA ratings on certain bonds insured by AMBAC, FGIC or MBIA as of November 30, 2007. As explained earlier in the Portfolio Manager's Comments section of this report, one rating agency has reduced the rating for AMBAC to AA, and one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.

               (4) The issuer has received a formal adverse determination from the Internal Revenue Service (the "IRS") regarding the tax-exempt status of the bonds' coupon payments. The Fund will continue to treat coupon payments as tax exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

               (5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               (6) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

               N/R  Not rated.

             (ETM)  Escrowed to maturity.

              (IF)  Inverse floating rate investment.

                                 See accompanying notes to financial statements.

NGB
Nuveen Virginia Dividend Advantage Municipal Fund
Portfolio of INVESTMENTS
                                                   November 30, 2007 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 5.9% (3.9% OF TOTAL INVESTMENTS)

                Guam Economic Development Authority, Tobacco Settlement
                Asset-Backed Bonds, Series 2001A:
$          30    5.000%, 5/15/22                                                      5/11 at 100.00        Baa3     $       29,544
          850    5.400%, 5/15/31                                                      5/11 at 100.00        Baa3            810,560

        1,660   Tobacco Settlement Financing Corporation of Virginia, Tobacco         6/17 at 100.00         BBB          1,379,012
                 Settlement Asset Backed Bonds, Series 2007B1,
                 5.000%, 6/01/47

          715   Tobacco Settlement Financing Corporation of Virginia, Tobacco         6/17 at 100.00         BBB            477,820
                 Settlement Asset-Backed Bonds, Series 2007B2,
                 0.000%, 6/01/46

------------------------------------------------------------------------------------------------------------------------------------
        3,255   Total Consumer Staples                                                                                    2,696,936
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 6.3% (4.2% OF TOTAL INVESTMENTS)

          500   Danville Industrial Development Authority, Virginia, Educational      3/11 at 102.00         N/R            505,695
                 Facilities Revenue Bonds, Averett University, Series 2001,
                 6.000%, 3/15/22

          500   Prince William County Industrial Development Authority,              10/13 at 101.00          A3            514,870
                 Virginia, Educational Facilities Revenue Bonds, Catholic
                 Diocese of Arlington, Series 2003, 5.500%, 10/01/33

          850   Prince William County Park Authority, Virginia, Park Facilities      10/09 at 101.00          A3            884,111
                 Revenue Refunding and Improvement Bonds, Series 1999,
                 6.000%, 10/15/28

                Puerto Rico Industrial, Tourist, Educational, Medical and
                Environmental Control Facilities Financing Authority, Higher
                Education Revenue Bonds, Ana G. Mendez University System,
                Series 1999:
          160    5.375%, 2/01/19                                                      2/09 at 101.00        BBB-            162,218
          320    5.375%, 2/01/29                                                      2/09 at 101.00        BBB-            320,067

          500   Virginia College Building Authority, Educational Facilities           7/08 at 101.00          AA            504,370
                 Revenue Refunding Bonds, Marymount University, Series 1998,
                 5.100%, 7/01/18 - RAAI Insured

------------------------------------------------------------------------------------------------------------------------------------
        2,830   Total Education and Civic Organizations                                                                   2,891,331
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 16.2% (10.8% OF TOTAL INVESTMENTS)

          250   Charlotte County Industrial Development Authority, Virginia,          9/17 at 100.00          A-            246,928
                 Hospital Revenue Bonds, Halifax Regional Hospital
                 Incorporated, Series 2007, 5.000%, 9/01/37

          100   Fairfax County Industrial Development Authority, Virginia,              No Opt. Call         AA+            106,688
                 Hospital Revenue Refunding Bonds, Inova Health System,
                 Series 1993A, 5.000%, 8/15/23

        1,000   Fauquier County Industrial Development Authority, Virginia,          10/12 at 102.00          AA          1,009,640
                 Hospital Revenue Bonds, Fauquier Hospital, Series 2002,
                 5.250%, 10/01/25 - RAAI Insured

          500   Fredericksburg Economic Development Authority, Virginia,                No Opt. Call          A3            534,930
                 Healthcare Revenue Bonds, Medicorp Health System,
                 Series 2007, 5.250%, 6/15/23

          500   Fredericksburg Industrial Development Authority, Virginia,            6/12 at 100.00          A3            501,695
                 Revenue Bonds, MediCorp Health System, Series 2002B,
                 5.125%, 6/15/33

          820   Harrisonburg Industrial Development Authority, Virginia,              8/16 at 100.00         AAA            857,335
                 Hospital Facilities Revenue Bonds, Rockingham Memorial
                 Hospital, Series 2006, 5.000%, 8/15/31 - AMBAC Insured

          500   Henrico County Economic Development Authority, Virginia,             11/12 at 100.00          A-            513,635
                 Revenue Bonds, Bon Secours Health System Inc.,
                 Series 2002A, 5.600%, 11/15/30


                                       52

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE (continued)

$         525   Manassas Industrial Development Authority, Virginia, Hospital         4/13 at 100.00          A2     $      531,169
                 Revenue Bonds, Prince William Hospital, Series 2002,
                 5.250%, 4/01/33

          800   Norton Industrial Development Authority, Virginia, Hospital          12/11 at 101.00           A            823,968
                 Revenue Refunding and Improvement Bonds, Norton
                 Community Hospital, Series 2001, 6.000%, 12/01/22 -
                 ACA Insured

                Stafford County Economic Development Authority, Virginia,
                Hospital Facilities Revenue Bonds, MediCorp Health System,
                Series 2006:
          750    5.250%, 6/15/25                                                      6/16 at 100.00          A3            768,653
          360    5.250%, 6/15/31                                                      6/16 at 100.00          A3            363,942

          430   Virginia Small Business Financing Authority, Wellmont                 9/17 at 100.00        BBB+            423,283
                 Health System Project Revenue Bonds, Series 2007A,
                 5.250%, 9/01/37

          715   Winchester Industrial Development Authority, Virginia,                1/17 at 100.00         AA-            729,014
                 Hospital Revenue Bonds, Winchester Medical Center,
                 Series 2007, 5.125%, 1/01/31

------------------------------------------------------------------------------------------------------------------------------------
        7,250   Total Health Care                                                                                         7,410,880
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 4.5% (3.0% OF TOTAL INVESTMENTS)

        1,000   Arlington County Industrial Development Authority, Virginia,         11/11 at 102.00         AAA          1,038,410
                 Multifamily Housing Mortgage Revenue Bonds, Arlington
                 View Terrace Apartments, Series 2001, 5.150%, 11/01/31
                 (Mandatory put 11/01/19) (Alternative Minimum Tax)

        1,000   Virginia Housing Development Authority, Rental Housing Bonds,        10/10 at 100.00         AA+          1,022,810
                 Series 2000G, 5.625%, 10/01/20 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        2,000   Total Housing/Multifamily                                                                                 2,061,220
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 9.5% (6.3% OF TOTAL INVESTMENTS)

        1,000   Virginia Housing Development Authority, Commonwealth                  7/11 at 100.00         AAA          1,023,330
                 Mortgage Bonds, Series 2001H-1, 5.350%, 7/01/31 -
                 MBIA Insured

          600   Virginia Housing Development Authority, Commonwealth                  1/15 at 100.00         AAA            573,258
                 Mortgage Bonds, Series 2005C-2, 4.750%, 10/01/32
                 (Alternative Minimum Tax)

          960   Virginia Housing Development Authority, Commonwealth                  7/15 at 100.00         AAA            936,269
                 Mortgage Bonds, Series 2006 D1, 4.900%, 1/01/33
                 (Alternative Minimum Tax)

          480   Virginia Housing Development Authority, Commonwealth                  7/15 at 100.00         AAA            467,702
                 Mortgage Bonds, Series 2006, 4.800%, 7/01/29
                 (Alternative Minimum Tax)

        1,400   Virginia Housing Development Authority, Commonwealth                  7/16 at 100.00         AAA          1,337,378
                 Mortgage Bonds, Series 2007B, 4.750%, 7/01/32
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        4,440   Total Housing/Single Family                                                                               4,337,937
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 0.1% (0.1% OF TOTAL INVESTMENTS)

           50   Charles County Industrial Development Authority, Virginia,              No Opt. Call         BBB             50,257
                 Solid Waste Disposal Facility Revenue Refunding Bonds,
                 USA Waste of Virginia Inc., Series 1999, 4.875%, 2/01/09
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 12.1% (8.1% OF TOTAL INVESTMENTS)

          700   Albemarle County Industrial Development Authority, Virginia,          1/17 at 100.00         N/R            642,530
                 Residential Care Facilities Mortgage Revenue Bonds,
                 Westminster-Cantebury of the Blue Ridge, Series 2007,
                 5.000%, 1/01/31

          350   Chesterfield County Health Center Commission, Virginia,              12/15 at 100.00         N/R            336,224
                 Mortgage Revenue Bonds, Lucy Corr Village, Series 2005,
                 5.625%, 12/01/39

        1,005   Fairfax County Economic Development Authority, Virginia,             10/17 at 100.00         N/R            943,685
                 Residential Care Facilities Mortgage Revenue Bonds,
                 Goodwin House, Inc., Series 2007A, 5.125%, 10/01/37


                                       53

NGB
Nuveen Virginia Dividend Advantage Municipal Fund (continued)
Portfolio of INVESTMENTS November 30, (2007) (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE (continued)

$         500   Fairfax County Economic Development Authority, Virginia,             10/16 at 100.00         BBB     $      466,600
                 Retirement Center Revenue Bonds, Greenspring Village,
                 Series 2006A, 4.750%, 10/01/26

          540   Henrico County Economic Development Authority, Virginia,                No Opt. Call        BBB-            513,135
                 Residential Care Facility Revenue Bonds, Westminster
                 Canterbury of Richmond, Series 2006, 5.000%, 10/01/35

          700   Industrial Development Authority of the County of                     1/17 at 100.00         N/R            658,287
                 Prince William, Virginia, Residential Care Facility Revenue
                 Bonds, Westminster at Lake, First Mortgage, Series 2006,
                 5.125%, 1/01/26

          650   James City County Industrial Development Authority, Virginia,         3/12 at 101.00         N/R            666,673
                 Residential Care Facility First Mortgage Revenue Refunding
                 Bonds, Williamsburg Landing Inc., Series 2003A, 6.000%, 3/01/23

          530   Roanoke Industrial Development Authority, Virginia,                  12/16 at 100.00         N/R            472,135
                 Residential Revenue Bonds, Virginia Lutheran Homes
                 Incorporated, Series 2006, 5.000%, 12/01/39

          350   Suffolk Industrial Development Authority, Virginia, Retirement        9/16 at 100.00         N/R            338,499
                 Facilities First Mortgage Revenue Bonds, Lake Prince Center,
                 Series 2006, 5.300%, 9/01/31

          350   Virginia Beach Development Authority, Virginia, Residential          11/15 at 100.00         N/R            337,155
                 Care Facility Mortgage Revenue Bonds, Westminster
                 Canterbury on Chesapeake Bay, Series 2005, 5.000%, 11/01/22

          175   Winchester Industrial Development Authority, Virginia,                1/15 at 100.00         N/R            168,835
                 Residential Care Facility Revenue Bonds, Westminster-
                 Canterbury of Winchester Inc., Series 2005A, 5.200%, 1/01/27

------------------------------------------------------------------------------------------------------------------------------------
        5,850   Total Long-Term Care                                                                                      5,543,758
------------------------------------------------------------------------------------------------------------------------------------


                MATERIALS - 1.6% (1.2% OF TOTAL INVESTMENTS)

          100   Bedford County Industrial Development Authority, Virginia,            2/08 at 102.00          B2             91,571
                 Industrial Development Revenue Refunding Bonds, Nekoosa
                 Packaging Corporation, Series 1998, 5.600%, 12/01/25
                 (Alternative Minimum Tax) (4)

           20   Bedford County Industrial Development Authority, Virginia,           12/09 at 101.00          B2             20,104
                 Industrial Development Revenue Refunding Bonds, Nekoosa
                 Packaging Corporation, Series 1999A, 6.550%, 12/01/25
                 (Alternative Minimum Tax) (4)

          220   Goochland County Industrial Development Authority, Virginia,         12/08 at 101.00          B2            207,667
                 Industrial Development Revenue Refunding Bonds, Nekoosa
                 Packaging Corporation Project, Series 1998, 5.650%, 12/01/25
                 (Alternative Minimum Tax) (4)

          500   Hopewell Industrial Development Authority, Virginia,                    No Opt. Call          B-            470,555
                 Environmental Improvement Revenue Bonds, Smurfit Stone
                 Container Corporation, Series 2005, 5.250%, 6/01/15

------------------------------------------------------------------------------------------------------------------------------------
          840   Total Materials                                                                                             789,897
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 16.3% (10.9% OF TOTAL INVESTMENTS)

          600   Arlington County, Virginia, General Obligation Bonds,                 8/16 at 100.00         AAA            651,570
                 Series 2006, 5.000%, 8/01/20

          500   Henrico County, Virginia, General Obligation Bonds,                   7/15 at 100.00         AAA            549,265
                 Series 2005, 5.000%, 7/15/16

          700   Loudoun County, Virginia, General Obligation Bonds,                  12/16 at 100.00         AAA            747,299
                 Series 2006, 5.000%, 12/01/25

          500   Loudoun County, Virginia, General Obligation Public                   6/15 at 100.00         AAA            539,220
                 Improvement Bonds, Series 2005B, 5.000%, 6/01/18

          845   Newport News, Virginia, General Obligation Bonds,                     5/14 at 101.00          AA            920,889
                 Series 2004C, 5.000%, 5/01/16

          620   Richmond, Virginia, General Obligation Bonds, Series 2005A,           7/15 at 100.00         AAA            675,465
                 5.000%, 7/15/17 - FSA Insured

          400   Suffolk, Virginia, General Obligation Bonds, Series 2005,               No Opt. Call         Aa3            440,596
                 5.000%, 12/01/15

          400   Virginia Beach, Virginia, General Obligation Bonds,                   1/16 at 100.00         AAA            431,672
                 Series 2005, 5.000%, 1/15/20

        2,425   Virginia Beach, Virginia, General Obligation Public Improvement       6/11 at 101.00         AAA          2,543,704
                 Bonds, Series 2001, 5.000%, 6/01/21

------------------------------------------------------------------------------------------------------------------------------------
        6,990   Total Tax Obligation/General                                                                              7,499,680
------------------------------------------------------------------------------------------------------------------------------------


                                       54

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 19.2% (12.9% OF TOTAL INVESTMENTS)

$         100   Bell Creek Community Development Authority, Virginia,                 3/13 at 101.00         N/R     $      101,198
                 Special Assessment Bonds, Series 2003A, 6.750%, 3/01/22

          500   Broad Street Community Development Authority, Virginia,               6/13 at 102.00         N/R            538,640
                 Revenue Bonds, Series 2003, 7.500%, 6/01/33

                Buena Vista Public Recreational Facilities Authority, Virginia,
                Lease Revenue Bonds, Golf Course Project, Series 2005A:
          120    5.250%, 7/15/25 - ACA Insured                                        7/15 at 100.00           A            115,260
           95    5.500%, 7/15/35 - ACA Insured                                        7/15 at 100.00           A             90,030

        1,000   Culpeper Industrial Development Authority, Virginia, Lease            1/15 at 100.00         AAA          1,048,250
                 Revenue Bonds, School Facilities Project, Series 2005,
                 5.000%, 1/01/22 - MBIA Insured

          500   Fairfax County Economic Development Authority, Virginia,              5/16 at 100.00         AA+            540,455
                 Lease Revenue Bonds, Joint Public Uses Community Project,
                 Series 2006, 5.000%, 5/15/18

          580   Prince William County, Virginia, Certificates of Participation,       6/15 at 100.00         Aaa            614,000
                 County Facilities, Series 2005, 5.000%, 6/01/20 -
                 AMBAC Insured

          700   Puerto Rico Highway and Transportation Authority, Highway               No Opt. Call         AAA            756,070
                 Revenue Bonds, Series 2007N, 5.250%, 7/01/31 -
                 AMBAC Insured

        3,000   Puerto Rico Infrastructure Financing Authority, Special Tax             No Opt. Call         AAA          1,020,780
                 Revenue Bonds, Series 2005A, 0.000%, 7/01/29 -
                 AMBAC Insured

        1,000   Spotsylvania County Industrial Development Authority, Virginia,       8/13 at 100.00         AAA          1,057,030
                 Lease Revenue Bonds, School Facilities, Series 2003B,
                 5.125%, 8/01/23 - AMBAC Insured

          600   Stafford County and Staunton Industrial Development Authority,        8/16 at 100.00         AAA            632,094
                 Virginia, Revenue Bonds, Virginia Municipal League and
                 Virginia Association of Counties Finance Program, Series 2006A,
                 5.000%, 8/01/23 - MBIA Insured

          960   Virgin Islands Public Finance Authority, Gross Receipts Taxes        10/10 at 101.00        BBB+          1,035,110
                 Loan Note, Series 1999A, 6.375%, 10/01/19

          500   Virginia Beach Development Authority, Public Facilities Revenue       5/15 at 100.00         AA+            529,110
                 Bonds, Series 2005A, 5.000%, 5/01/22

          350   Virginia Gateway Community Development Authority,                     3/13 at 102.00         N/R            361,529
                 Prince William County, Special Assessment Bonds,
                 Series 2003, 6.375%, 3/01/30

          345   Virginia Public School Authority, School Financing Bonds,             8/15 at 100.00         AA+            375,991
                 1997 Resolution, Series 2005C, 5.000%, 8/01/17

------------------------------------------------------------------------------------------------------------------------------------
       10,350   Total Tax Obligation/Limited                                                                              8,815,547
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 24.5% (16.4% OF TOTAL INVESTMENTS)

        1,000   Capital Region Airport Authority, Richmond, Virginia, Revenue         7/15 at 100.00         AAA          1,064,840
                 Bonds, Richmond International Airport, Series 2005A,
                 5.000%, 7/01/18 - FSA Insured

        1,000   Chesapeake Bay Bridge and Tunnel Commission, Virginia,                  No Opt. Call         AAA          1,159,790
                 General Resolution Revenue Refunding Bonds, Series 1998,
                 5.500%, 7/01/25 - MBIA Insured

        3,000   Metropolitan Washington D.C. Airports Authority, Airport System      10/11 at 101.00         AAA          3,132,597
                 Revenue Bonds, Series 2001A, 5.500%, 10/01/27 -
                 MBIA Insured (Alternative Minimum Tax)

          250   Metropolitan Washington D.C. Airports Authority, Airport             10/11 at 101.00         AAA            258,270
                 System Revenue Bonds, Series 2001B, 5.000%, 10/01/21 -
                 MBIA Insured

        1,500   Norfolk Airport Authority, Virginia, Airport Revenue Bonds,           7/11 at 100.00         AAA          1,526,055
                 Series 2001A, 5.125%, 7/01/31 - FGIC Insured

          500   Norfolk, Virginia, Parking System Revenue Bonds, Series 2005A,        2/15 at 100.00         AAA            524,985
                 5.000%, 2/01/23 - MBIA Insured


                                       55

NGB
Nuveen Virginia Dividend Advantage Municipal Fund (continued)
Portfolio of INVESTMENTS November 30, (2007) (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION (continued)

$         500   Richmond Metropolitan Authority, Virginia, Revenue Refunding            No Opt. Call         AAA     $      560,115
                 Bonds, Expressway System, Series 2002, 5.250%, 7/15/22 -
                 FGIC Insured

          455   Virginia Port Authority, Revenue Bonds, Port Authority Facilities,    7/13 at 100.00         AAA            457,289
                 Series 2006, 5.000%, 7/01/36 - FGIC Insured
                 (Alternative Minimum Tax)

        1,225   Virginia Resources Authority, Airports Revolving Fund                 2/11 at 100.00         Aa2          1,271,942
                 Revenue Bonds, Series 2001A, 5.250%, 8/01/23

        1,250   Virginia Resources Authority, Airports Revolving Fund Revenue         2/11 at 100.00         Aa2          1,263,925
                 Bonds, Series 2001B, 5.125%, 8/01/27
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       10,680   Total Transportation                                                                                     11,219,808
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 23.5% (15.7% OF TOTAL INVESTMENTS) (5)

          500   Albemarle County Industrial Development Authority, Virginia,          1/12 at 100.00     N/R (5)            553,675
                 Residential Care Facility Revenue Bonds, Westminster
                 Canterbury of the Blue Ridge First Mortgage, Series 2001,
                 6.200%, 1/01/31 (Pre-refunded 1/01/12)

        1,000   Bristol, Virginia, Utility System Revenue Refunding Bonds,              No Opt. Call         AAA          1,090,680
                 Series 2001, 5.000%, 7/15/21 - FSA Insured (ETM)

        2,310   Leesburg, Virginia, General Obligation Public Improvement             1/11 at 101.00         AAA          2,465,278
                 Bonds, Series 2000, 5.125%, 1/15/21 (Pre-refunded 1/15/11) -
                 FGIC Insured

          425   Loudoun County Industrial Development Authority, Virginia,            6/12 at 101.00     BBB (5)            476,791
                 Hospital Revenue Bonds, Loudoun Hospital Center,
                 Series 2002A, 6.000%, 6/01/22 (Pre-refunded 6/01/12)

                Puerto Rico Infrastructure Financing Authority, Special
                Obligation Bonds, Series 2000A:
        1,500    5.500%, 10/01/32 (ETM)                                              10/10 at 101.00         AAA          1,588,620
        1,500    5.500%, 10/01/40 (ETM)                                              10/10 at 101.00         AAA          1,586,535

          340   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA            354,875
                 Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
                 (Pre-refunded 7/01/10)

          230   Rockbridge County Industrial Development Authority, Virginia,           No Opt. Call      B2 (5)            242,793
                 Horse Center Revenue Refunding Bonds, Series 2001B,
                 6.125%, 7/15/11 (ETM)

          950   Rockbridge County Industrial Development Authority, Virginia,         7/11 at 105.00      B2 (5)          1,080,454
                 Horse Center Revenue Refunding Bonds, Series 2001C,
                 6.850%, 7/15/21 (Pre-refunded 7/15/11)

          725   Tobacco Settlement Financing Corporation of Virginia,                 6/15 at 100.00         AAA            804,902
                 Tobacco Settlement Asset-Backed Bonds, Series 2005,
                 5.500%, 6/01/26 (Pre-refunded 6/01/15)

          500   Virginia College Building Authority, Educational Facilities           2/12 at 100.00     AA+ (5)            534,345
                 Revenue Bonds, 21st Century College Program, Series 2002A,
                 5.000%, 2/01/22 (Pre-refunded 2/01/12)

------------------------------------------------------------------------------------------------------------------------------------
        9,980   Total U.S. Guaranteed                                                                                    10,778,948
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 2.4% (1.6% OF TOTAL INVESTMENTS)

        1,000   Mecklenburg County Industrial Development Authority, Virginia,       10/12 at 100.00        Baa1          1,078,900
                 Revenue Bonds, UAE Mecklenburg Cogeneration LP,
                 Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                                       56

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 7.3% (4.9% OF TOTAL INVESTMENTS)

$       2,000   Henrico County, Virginia, Water and Sewer System Revenue              5/09 at 102.00         AA+     $    2,065,840
                 Refunding Bonds, Series 1999, 5.000%, 5/01/22

          175   Newport News, Virginia, Water Revenue Bonds, Series 2007,             6/17 at 100.00         AAA            173,794
                 4.500%, 6/01/34 - FSA Insured

          500   Virginia Beach, Virginia, Water and Sewer System Revenue             10/15 at 100.00          AA            522,540
                 Bonds, Series 2005, 5.000%, 10/01/30

          595   Virginia Resources Authority, Clean Water State Revolving            10/17 at 100.00         AAA            598,421
                 Fund Revenue Bonds, Series 2007, Residuals 1006,
                 5.697%, 10/01/29 (IF)
------------------------------------------------------------------------------------------------------------------------------------
        3,270   Total Water and Sewer                                                                                     3,360,595
------------------------------------------------------------------------------------------------------------------------------------
$      68,785   Total Investments (cost $67,506,958) - 149.4%                                                            68,535,694
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.9%                                                                      1,350,418
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (52.3)%                                                        (24,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $  45,886,112
                ====================================================================================================================

                    The Fund may invest in "zero coupon" securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

                    The AAA ratings shown in the Portfolio of Investments reflects the AAA ratings on certain bonds insured by AMBAC, FGIC or MBIA as of November 30, 2007. As explained earlier in the Portfolio Manager's Comments section of this report, one rating agency has reduced the rating for AMBAC to AA, and one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.

               (4) The issuer has received a formal adverse determination from the Internal Revenue Service (the "IRS") regarding the tax-exempt status of the bonds' coupon payments. The Fund will continue to treat coupon payments as tax exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

               (5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               N/R  Not rated.

             (ETM)  Escrowed to maturity.

              (IF)  Inverse floating rate investment.

                                 See accompanying notes to financial statements.

NNB
Nuveen Virginia Dividend Advantage Municipal Fund 2
Portfolio of INVESTMENTS
                                                   November 30, 2007 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 4.2% (2.8% OF TOTAL INVESTMENTS)

$       3,100   Tobacco Settlement Financing Corporation of Virginia, Tobacco         6/17 at 100.00         BBB     $    2,575,263
                 Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47

        1,430   Tobacco Settlement Financing Corporation of Virginia, Tobacco         6/17 at 100.00         BBB            955,640
                 Settlement Asset-Backed Bonds, Series 2007B2, 0.000%, 6/01/46

------------------------------------------------------------------------------------------------------------------------------------
        4,530   Total Consumer Staples                                                                                    3,530,903
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 6.7% (4.5% OF TOTAL INVESTMENTS)

        1,000   Fairfax County Economic Development Authority, Virginia,              9/09 at 101.00         Aaa          1,033,520
                 Revenue Bonds, National Wildlife Federation, Series 1999,
                 5.375%, 9/01/29 - MBIA Insured

        1,000   Prince William County Industrial Development Authority, Virginia,    10/13 at 101.00          A3          1,029,740
                 Educational Facilities Revenue Bonds, Catholic Diocese of
                 Arlington, Series 2003, 5.500%, 10/01/33

        1,500   Puerto Rico Industrial, Tourist, Educational, Medical and            12/12 at 101.00        BBB-          1,527,690
                 Environmental Control Facilities Financing Authority, Higher
                 Education Revenue Refunding Bonds, Ana G. Mendez University
                 System, Series 2002, 5.375%, 12/01/21

        2,000   Winchester Industrial Development Authority, Virginia,               10/08 at 102.00         AAA          2,059,940
                 Educational Facilities First Mortgage Revenue Bonds,
                 Shenandoah University, Series 1998, 5.250%, 10/01/28 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        5,500   Total Education and Civic Organizations                                                                   5,650,890
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 24.0% (16.3% OF TOTAL INVESTMENTS)

        1,500   Albemarle County Industrial Development Authority, Virginia,         10/12 at 100.00          A2          1,514,865
                 Hospital Revenue Bonds, Martha Jefferson Hospital,
                 Series 2002, 5.250%, 10/01/35

          450   Charlotte County Industrial Development Authority, Virginia,          9/17 at 100.00          A-            453,074
                 Hospital Revenue Bonds, Halifax Regional Hospital
                 Incorporated, Series 2007, 5.000%, 9/01/27

        3,000   Fauquier County Industrial Development Authority, Virginia,          10/12 at 102.00          AA          3,028,920
                 Hospital Revenue Bonds, Fauquier Hospital, Series 2002,
                 5.250%, 10/01/25 - RAAI Insured

        1,000   Fredericksburg Economic Development Authority, Virginia,                No Opt. Call          A3          1,069,860
                 Healthcare Revenue Bonds, Medicorp Health System,
                 Series 2007, 5.250%, 6/15/23

          675   Fredericksburg Industrial Development Authority, Virginia,            6/12 at 100.00          A3            677,288
                 Revenue Bonds, MediCorp Health System, Series 2002B,
                 5.125%, 6/15/33

        1,500   Harrisonburg Industrial Development Authority, Virginia,              8/16 at 100.00         AAA          1,568,295
                 Hospital Facilities Revenue Bonds, Rockingham Memorial
                 Hospital, Series 2006, 5.000%, 8/15/31 - AMBAC Insured

        1,000   Henrico County Economic Development Authority, Virginia,             11/12 at 100.00          A-          1,027,270
                 Revenue Bonds, Bon Secours Health System Inc.,
                 Series 2002A, 5.600%, 11/15/30

        1,155   Manassas Industrial Development Authority, Virginia,                  4/13 at 100.00          A2          1,168,571
                 Hospital Revenue Bonds, Prince William Hospital, Series 2002,
                 5.250%, 4/01/33

        1,200   Norton Industrial Development Authority, Virginia, Hospital          12/11 at 101.00           A          1,235,952
                 Revenue Refunding and Improvement Bonds, Norton
                 Community Hospital, Series 2001, 6.000%, 12/01/22 -
                 ACA Insured


                                       58

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE (continued)

$       1,000   Prince William County Industrial Development Authority,              10/08 at 102.00         Aaa     $    1,028,230
                 Virginia, Hospital Facility Revenue Refunding Bonds, Potomac
                 Hospital Corporation of Prince William, Series 1998,
                 5.000%, 10/01/18 - FSA Insured

        3,915   Roanoke Industrial Development Authority, Virginia, Hospital          7/12 at 100.00         AAA          4,144,380
                 Revenue Bonds, Carilion Health System, Series 2002A,
                 5.500%, 7/01/20 - MBIA Insured

                Stafford County Economic Development Authority, Virginia,
                Hospital Facilities Revenue Bonds, MediCorp Health System,
                Series 2006:
        1,250    5.250%, 6/15/25                                                      6/16 at 100.00          A3          1,281,088
          655    5.250%, 6/15/31                                                      6/16 at 100.00          A3            662,172

          785   Virginia Small Business Financing Authority, Wellmont Health          9/17 at 100.00        BBB+            772,738
                 System Project Revenue Bonds, Series 2007A,
                 5.250%, 9/01/37

          715   Winchester Industrial Development Authority, Virginia,                1/17 at 100.00         AA-            729,014
                 Hospital Revenue Bonds, Winchester Medical Center,
                 Series 2007, 5.125%, 1/01/31

------------------------------------------------------------------------------------------------------------------------------------
       19,800   Total Health Care                                                                                        20,361,717
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 15.6% (10.5% OF TOTAL INVESTMENTS)

        7,485   Virginia Housing Development Authority, Commonwealth                  7/11 at 100.00         AAA          7,659,625
                 Mortgage Bonds, Series 2001H-1, 5.350%, 7/01/31 -
                 MBIA Insured

          500   Virginia Housing Development Authority, Commonwealth                  1/15 at 100.00         AAA            477,715
                 Mortgage Bonds, Series 2005C-2, 4.750%, 10/01/32
                 (Alternative Minimum Tax)

        1,755   Virginia Housing Development Authority, Commonwealth                  7/15 at 100.00         AAA          1,711,616
                 Mortgage Bonds, Series 2006 D1, 4.900%, 1/01/33
                 (Alternative Minimum Tax)

          870   Virginia Housing Development Authority, Commonwealth                  7/15 at 100.00         AAA            847,711
                 Mortgage Bonds, Series 2006, 4.800%, 7/01/29
                 (Alternative Minimum Tax)

        2,600   Virginia Housing Development Authority, Commonwealth                  7/16 at 100.00         AAA          2,483,702
                 Mortgage Bonds, Series 2007B, 4.750%, 7/01/32
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       13,210   Total Housing/Single Family                                                                              13,180,369
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 11.6% (7.9% OF TOTAL INVESTMENTS)

        1,300   Albemarle County Industrial Development Authority, Virginia,          1/17 at 100.00         N/R          1,193,270
                 Residential Care Facilities Mortgage Revenue Bonds,
                 Westminster-Cantebury of the Blue Ridge, Series 2007,
                 5.000%, 1/01/31

          650   Chesterfield County Health Center Commission, Virginia,              12/15 at 100.00         N/R            624,416
                 Mortgage Revenue Bonds, Lucy Corr Village, Series 2005,
                 5.625%, 12/01/39

        1,815   Fairfax County Economic Development Authority, Virginia,             10/17 at 100.00         N/R          1,704,267
                 Residential Care Facilities Mortgage Revenue Bonds,
                 Goodwin House, Inc., Series 2007A, 5.125%, 10/01/37

          500   Fairfax County Economic Development Authority, Virginia,             10/16 at 100.00         BBB            466,600
                 Retirement Center Revenue Bonds, Greenspring Village,
                 Series 2006A, 4.750%, 10/01/26

          855   Henrico County Economic Development Authority, Virginia,                No Opt. Call        BBB-            812,464
                 Residential Care Facility Revenue Bonds, Westminster
                 Canterbury of Richmond, Series 2006, 5.000%, 10/01/35

        1,300   Industrial Development Authority of the County of Prince William,     1/17 at 100.00         N/R          1,222,533
                 Virginia, Residential Care Facility Revenue Bonds,
                 Westminster at Lake, First Mortgage, Series 2006,
                 5.125%, 1/01/26

        1,350   James City County Industrial Development Authority, Virginia,         3/12 at 101.00         N/R          1,384,628
                 Residential Care Facility First Mortgage Revenue Refunding
                 Bonds, Williamsburg Landing Inc., Series 2003A, 6.000%, 3/01/23

          970   Roanoke Industrial Development Authority, Virginia,                  12/16 at 100.00         N/R            864,095
                 Residential Revenue Bonds, Virginia Lutheran Homes
                 Incorporated, Series 2006, 5.000%, 12/01/39


                                       59

NNB
Nuveen Virginia Dividend Advantage Municipal Fund 2 (continued)
Portfolio of INVESTMENTS November 30, (2007) (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE (continued)

$         650   Suffolk Industrial Development Authority, Virginia, Retirement        9/16 at 100.00         N/R     $      628,641
                 Facilities First Mortgage Revenue Bonds, Lake Prince Center,
                 Series 2006, 5.300%, 9/01/31

          650   Virginia Beach Development Authority, Virginia, Residential Care     11/15 at 100.00         N/R            626,145
                 Facility Mortgage Revenue Bonds, Westminster Canterbury on
                 Chesapeake Bay, Series 2005, 5.000%, 11/01/22

          325   Winchester Industrial Development Authority, Virginia,                1/15 at 100.00         N/R            313,550
                 Residential Care Facility Revenue Bonds, Westminster-Canterbury
                 of Winchester Inc., Series 2005A, 5.200%, 1/01/27

------------------------------------------------------------------------------------------------------------------------------------
       10,365   Total Long-Term Care                                                                                      9,840,609
------------------------------------------------------------------------------------------------------------------------------------


                MATERIALS - 1.9% (1.3% OF TOTAL INVESTMENTS)

          165   Bedford County Industrial Development Authority, Virginia,            2/08 at 102.00          B2            151,092
                 Industrial Development Revenue Refunding Bonds, Nekoosa
                 Packaging Corporation, Series 1998, 5.600%, 12/01/25
                 (Alternative Minimum Tax) (4)

          460   Goochland County Industrial Development Authority, Virginia,         12/08 at 101.00          B2            434,212
                 Industrial Development Revenue Refunding Bonds, Nekoosa
                 Packaging Corporation Project, Series 1998, 5.650%, 12/01/25
                 (Alternative Minimum Tax) (4)

        1,000   Hopewell Industrial Development Authority, Virginia,                    No Opt. Call          B-            941,110
                 Environmental Improvement Revenue Bonds, Smurfit Stone
                 Container Corporation, Series 2005, 5.250%, 6/01/15

------------------------------------------------------------------------------------------------------------------------------------
        1,625   Total Materials                                                                                           1,526,414
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 23.0% (15.6% OF TOTAL INVESTMENTS)

          500   Arlington County, Virginia, General Obligation Bonds, Series 2006,    8/16 at 100.00         AAA            542,975
                 5.000%, 8/01/20

        1,750   Chesapeake, Virginia, General Obligation Bonds, Series 2001,         12/11 at 100.00          AA          1,891,208
                 5.500%, 12/01/16

        1,000   Loudoun County, Virginia, General Obligation Bonds, Series 2006,     12/16 at 100.00         AAA          1,067,570
                 5.000%, 12/01/25

        1,730   Loudoun County, Virginia, General Obligation Public Improvement      11/11 at 101.00         AAA          1,796,259
                 Bonds, Series 2001C, 4.500%, 11/01/17

           95   Loudoun County, Virginia, General Obligation Public Improvement       5/12 at 100.00         AAA            100,473
                 Bonds, Series 2002A, 5.250%, 5/01/22

        1,000   Loudoun County, Virginia, General Obligation Public Improvement       6/15 at 100.00         AAA          1,078,440
                 Bonds, Series 2005B, 5.000%, 6/01/18

           40   Portsmouth, Virginia, General Obligation Public Utility Refunding     6/08 at 100.00         AAA             40,248
                 Bonds, Series 2001B, 5.000%, 6/01/21 - FGIC Insured

                Powhatan County, Virginia, General Obligation Bonds, Series 2001:
          660    5.000%, 1/15/23 - AMBAC Insured                                      1/11 at 101.00         AAA            685,601
        1,000    5.000%, 1/15/27 - AMBAC Insured                                      1/11 at 101.00         AAA          1,033,180

        1,000   Richmond, Virginia, General Obligation Bonds, Series 2004A,           7/14 at 100.00         AAA          1,062,130
                 5.000%, 7/15/21 - FSA Insured

                Roanoke, Virginia, General Obligation Public Improvement Bonds,
                Series 2002A:
        2,400    5.000%, 10/01/18                                                    10/12 at 101.00          AA          2,546,904
        2,435    5.000%, 10/01/19                                                    10/12 at 101.00          AA          2,584,046

        1,280   Roanoke, Virginia, General Obligation Public Improvement Bonds,      10/12 at 101.00         AAA          1,352,934
                 Series 2002B, 5.000%, 10/01/15 - FGIC Insured
                 (Alternative Minimum Tax)

          600   Virginia Beach, Virginia, General Obligation Bonds, Series 2005,      1/16 at 100.00         AAA            647,508
                 5.000%, 1/15/20

        1,500   Virginia Beach, Virginia, General Obligation Public Improvement       6/11 at 101.00         AAA          1,573,425
                 Bonds, Series 2001, 5.000%, 6/01/19

        1,420   Virginia Beach, Virginia, General Obligation Refunding and Public     3/12 at 100.00         AAA          1,481,145
                 Improvement Bonds, Series 2002, 5.000%, 3/01/21

------------------------------------------------------------------------------------------------------------------------------------
       18,410   Total Tax Obligation/General                                                                             19,484,046
------------------------------------------------------------------------------------------------------------------------------------


                                       60

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 17.8% (12.1% OF TOTAL INVESTMENTS)

$         184   Bell Creek Community Development Authority, Virginia, Special         3/13 at 101.00         N/R     $      186,204
                 Assessment Bonds, Series 2003A, 6.750%, 3/01/22

        1,000   Broad Street Community Development Authority, Virginia,               6/13 at 102.00         N/R          1,077,280
                 Revenue Bonds, Series 2003, 7.500%, 6/01/33

                Buena Vista Public Recreational Facilities Authority, Virginia,
                Lease Revenue Bonds, Golf Course Project, Series 2005A:
          210    5.250%, 7/15/25 - ACA Insured                                        7/15 at 100.00           A            201,705
          165    5.500%, 7/15/35 - ACA Insured                                        7/15 at 100.00           A            156,367

          800   Fairfax County Economic Development Authority, Virginia,              5/16 at 100.00         AA+            864,728
                 Lease Revenue Bonds, Joint Public Uses Community Project,
                 Series 2006, 5.000%, 5/15/18

        1,800   Loudoun County Industrial Development Authority, Virginia,            3/13 at 100.00         AA+          1,895,310
                 Lease Revenue Refunding Bonds, Public Facility Project,
                 Series 2003, 5.000%, 3/01/19

        1,300   Puerto Rico Highway and Transportation Authority, Highway               No Opt. Call         AAA          1,404,130
                 Revenue Bonds, Series 2007N, 5.250%, 7/01/31 -
                 AMBAC Insured

        2,000   Puerto Rico Infrastructure Financing Authority, Special Tax             No Opt. Call         AAA            680,520
                 Revenue Bonds, Series 2005A, 0.000%, 7/01/29 -
                 AMBAC Insured

          400   Puerto Rico Public Buildings Authority, Guaranteed Government         7/12 at 100.00        BBB-            404,280
                 Facilities Revenue Refunding Bonds, Series 2002D,
                 5.250%, 7/01/27

        1,000   Spotsylvania County Industrial Development Authority, Virginia,       8/13 at 100.00         AAA          1,057,030
                 Lease Revenue Bonds, School Facilities, Series 2003B,
                 5.125%, 8/01/23 - AMBAC Insured

        1,000   Stafford County and Staunton Industrial Development Authority,        8/16 at 100.00         AAA          1,053,490
                 Virginia, Revenue Bonds, Virginia Municipal League and
                 Virginia Association of Counties Finance Program, Series 2006A,
                 5.000%, 8/01/23 - MBIA Insured

          800   Virginia Beach Development Authority, Public Facilities Revenue       5/15 at 100.00         AA+            846,576
                 Bonds, Series 2005A, 5.000%, 5/01/22

          685   Virginia Gateway Community Development Authority,                     3/13 at 102.00         N/R            707,564
                 Prince William County, Special Assessment Bonds, Series 2003,
                 6.375%, 3/01/30

        2,540   Virginia Public School Authority, School Financing Bonds,             8/11 at 101.00         AA+          2,668,600
                 1997 Resolution, Series 2001B, 5.000%, 8/01/19

          570   Virginia Public School Authority, School Financing Bonds,             8/15 at 100.00         AA+            621,203
                 1997 Resolution, Series 2005C, 5.000%, 8/01/17

        1,265   Virginia Resources Authority, Infrastructure Revenue Bonds,           5/10 at 101.00          AA          1,294,247
                 Pooled Loan Bond Program, Series 2001D, 5.000%, 5/01/26

------------------------------------------------------------------------------------------------------------------------------------
       15,719   Total Tax Obligation/Limited                                                                             15,119,234
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 4.0% (2.7% OF TOTAL INVESTMENTS)

        1,000   Metropolitan Washington D.C. Airports Authority, Airport System      10/12 at 100.00         AAA          1,013,810
                 Revenue Bonds, Series 2002A, 5.125%, 10/01/26 -
                 FGIC Insured (Alternative Minimum Tax)

        1,500   Norfolk, Virginia, Parking System Revenue Bonds, Series 2005A,        2/15 at 100.00         AAA          1,574,955
                 5.000%, 2/01/23 - MBIA Insured

          825   Virginia Port Authority, Revenue Bonds, Port Authority                7/13 at 100.00         AAA            829,150
                 Facilities, Series 2006, 5.000%, 7/01/36 - FGIC Insured
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        3,325   Total Transportation                                                                                      3,417,915
------------------------------------------------------------------------------------------------------------------------------------


                                       61

NNB
Nuveen Virginia Dividend Advantage Municipal Fund 2 (continued)
Portfolio of INVESTMENTS November 30, (2007) (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 18.0% (12.1% OF TOTAL INVESTMENTS) (5)

$         165   Albemarle County Industrial Development Authority, Virginia,          1/12 at 100.00     N/R (5)     $      182,713
                 Residential Care Facility Revenue Bonds, Westminster Canterbury
                 of the Blue Ridge First Mortgage, Series 2001, 6.200%, 1/01/31
                 (Pre-refunded 1/01/12)

        1,000   Bristol, Virginia, General Obligation Utility System Revenue Bonds,     No Opt. Call         AAA          1,103,460
                 Series 2002, 5.000%, 11/01/24 - FSA Insured (ETM)

                Loudoun County Industrial Development Authority, Virginia,
                Hospital Revenue Bonds, Loudoun Hospital Center, Series 2002A:
          250    6.000%, 6/01/22 (Pre-refunded 6/01/12)                               6/12 at 101.00     BBB (5)            280,465
          600    6.100%, 6/01/32 (Pre-refunded 6/01/12)                               6/12 at 101.00     BBB (5)            675,612

        1,000   Newport News, Virginia, General Obligation Bonds, Series 2003B,      11/13 at 100.00      AA (5)          1,087,060
                 5.000%, 11/01/22 (Pre-refunded 11/01/13)

        2,750   Puerto Rico Infrastructure Financing Authority, Special Obligation   10/10 at 101.00         AAA          2,908,648
                 Bonds, Series 2000A, 5.500%, 10/01/40 (ETM)
        1,100   Puerto Rico Public Buildings Authority, Guaranteed Government         7/12 at 100.00    BBB- (5)          1,188,374
                 Facilities Revenue Refunding Bonds, Series 2002D,
                 5.250%, 7/01/27 (Pre-refunded 7/01/12)

                Puerto Rico Public Finance Corporation, Commonwealth
                Appropriation Bonds, Series 2002E:
          545    5.500%, 8/01/29 (Pre-refunded 2/01/12)                               2/12 at 100.00         Aaa            590,328
          455    5.500%, 8/01/29 (Pre-refunded 2/01/12)                               2/12 at 100.00    BBB- (5)            493,948

          475   Rockbridge County Industrial Development Authority, Virginia,         7/11 at 105.00      B2 (5)            540,227
                 Horse Center Revenue Refunding Bonds, Series 2001C,
                 6.850%, 7/15/21 (Pre-refunded 7/15/11)

        1,260   Salem, Virginia, General Obligation Public Improvement Bonds,         1/12 at 100.00     Aa3 (5)          1,362,892
                 Series 2002, 5.375%, 1/01/23 (Pre-refunded 1/01/12)

        1,000   Staunton, Virginia, General Obligation Bonds, Series 2004,            2/14 at 101.00         AAA          1,165,170
                 6.250%, 2/01/25 (Pre-refunded 2/01/14) - AMBAC Insured

                Tobacco Settlement Financing Corporation of Virginia,
                Tobacco Settlement Asset-Backed Bonds, Series 2005:
          600    5.250%, 6/01/19 (Pre-refunded 6/01/12)                               6/12 at 100.00         AAA            630,828
        2,700    5.500%, 6/01/26 (Pre-refunded 6/01/15)                               6/15 at 100.00         AAA          2,997,567

------------------------------------------------------------------------------------------------------------------------------------
       13,900   Total U.S. Guaranteed                                                                                    15,207,292
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 2.5% (1.7% OF TOTAL INVESTMENTS)

        2,000   Mecklenburg County Industrial Development Authority, Virginia,       10/12 at 100.00        Baa1          2,157,800
                 Revenue Bonds, UAE Mecklenburg Cogeneration LP,
                 Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 18.5% (12.5% OF TOTAL INVESTMENTS)

          805   Fairfax County Water Authority, Virginia, Water Revenue               4/12 at 100.00         AAA            833,988
                 Refunding Bonds, Series 2002, 5.000%, 4/01/27

                Henry County Public Service Authority, Virginia, Water and
                Sewerage Revenue Refunding Bonds, Series 2001:
        1,000    5.500%, 11/15/17 - FSA Insured                                         No Opt. Call         AAA          1,142,150
        3,000    5.500%, 11/15/19 - FSA Insured                                         No Opt. Call         AAA          3,450,570

          325   Newport News, Virginia, Water Revenue Bonds, Series 2007,             6/17 at 100.00         AAA            322,761
                 4.500%, 6/01/34 - FSA Insured

                Norfolk, Virginia, Water Revenue Refunding Bonds, Series 2001:
        1,130    5.000%, 11/01/18 - FGIC Insured                                     11/11 at 100.00         AAA          1,180,375
        1,190    5.000%, 11/01/19 - FGIC Insured                                     11/11 at 100.00         AAA          1,243,050
        1,450    5.000%, 11/01/23 - FGIC Insured                                     11/11 at 100.00         AAA          1,505,274
        1,525    5.000%, 11/01/24 - FGIC Insured                                     11/11 at 100.00         AAA          1,583,133


                                       62

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)     RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$       1,000   Virginia Beach, Virginia, Water and Sewer System Revenue             10/15 at 100.00          AA     $    1,045,080
                 Bonds, Series 2005, 5.000%, 10/01/30

        1,080   Virginia Resources Authority, Clean Water State Revolving            10/17 at 100.00         AAA          1,086,210
                 Fund Revenue Bonds, Series 2007, Residuals 1006,
                 5.697%, 10/01/29 (IF)

        2,250   Virginia Resources Authority, Water and Sewerage System               5/11 at 101.00          AA          2,314,980
                 Revenue Bonds, Caroline County Public Improvements Project,
                 Series 2001, 5.000%, 5/01/32
------------------------------------------------------------------------------------------------------------------------------------
       14,755   Total Water and Sewer                                                                                    15,707,571
------------------------------------------------------------------------------------------------------------------------------------
$     123,139   Total Investments (cost $122,281,465) - 147.8%                                                          125,184,760
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.8%                                                                      1,519,955
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.6)%                                                        (42,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $  84,704,715
                ====================================================================================================================

                    The Fund may invest in "zero coupon" securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

                    The AAA ratings shown in the Portfolio of Investments reflects the AAA ratings on certain bonds insured by AMBAC, FGIC or MBIA as of November 30, 2007. As explained earlier in the Portfolio Manager's Comments section of this report, one rating agency has reduced the rating for AMBAC to AA, and one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.

               (4) The issuer has received a formal adverse determination from the Internal Revenue Service (the "IRS") regarding the tax-exempt status of the bonds' coupon payments. The Fund will continue to treat coupon payments as tax exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

               (5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               N/R  Not rated.

             (ETM)  Escrowed to maturity.

              (IF)  Inverse floating rate investment.

                                 See accompanying notes to financial statements.

                        Statement of
                        ASSETS & LIABILITIES
                                                   November 30, 2007 (Unaudited)
                                                                       MARYLAND         MARYLAND          MARYLAND         MARYLAND
                                                                        PREMIUM         DIVIDEND          DIVIDEND         DIVIDEND
                                                                         INCOME        ADVANTAGE       ADVANTAGE 2      ADVANTAGE 3
                                                                          (NMY)            (NFM)             (NZR)            (NWI)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $226,028,351, $90,364,060,
   $90,949,026 and $114,210,247, respectively)                     $232,520,358      $91,891,292       $92,586,292     $115,309,616
Cash                                                                         --               --                --               --
Unrealized appreciation on forward swaps                                360,314          122,134            68,631               --
Receivables:
   Interest                                                           3,997,740        1,601,102         1,547,264        1,810,880
   Investments sold                                                      55,689           30,383            25,313           30,376
Other assets                                                             13,319            3,157               692              810
------------------------------------------------------------------------------------------------------------------------------------
   Total assets                                                     236,947,420       93,648,068        94,228,192      117,151,682
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                        2,676,590          830,615           521,834        1,039,010
Accrued expenses:
   Management fees                                                      119,711           32,800            33,111           37,247
   Other                                                                 33,364           14,760            15,575           16,892
Common share dividends payable                                          476,200          225,989           230,846          259,820
Preferred share dividends payable                                         9,567            9,817            11,604            8,973
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                               3,315,432        1,113,981           812,970        1,361,942
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                               79,100,000       32,000,000        32,000,000       39,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                             $154,531,988      $60,534,087       $61,415,222     $ 76,789,740
====================================================================================================================================
Common shares outstanding                                            10,640,076        4,183,675         4,192,551        5,363,909
====================================================================================================================================
Net asset value per Common share outstanding (net assets applicable
   to Common shares, divided by Common shares outstanding)         $      14.52      $     14.47       $     14.65     $      14.32
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                            $    106,401      $    41,837       $    41,926     $     53,639
Paid-in surplus                                                     147,794,543       59,369,509        59,489,350       75,714,712
Undistributed (Over-distribution of) net investment income               82,055          (72,079)          (78,149)         (83,557)
Accumulated net realized gain (loss) from investments and
   derivative transactions                                             (303,332)        (454,546)          256,198            5,577
Net unrealized appreciation (depreciation) of investments
   and derivative transactions                                        6,852,321        1,649,366         1,705,897        1,099,369
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                             $154,531,988      $60,534,087       $61,415,222     $ 76,789,740
====================================================================================================================================
Authorized shares:
   Common                                                             Unlimited        Unlimited         Unlimited        Unlimited
   Preferred                                                          Unlimited        Unlimited         Unlimited        Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                                                                        VIRGINIA          VIRGINIA         VIRGINIA
                                                                                         PREMIUM          DIVIDEND         DIVIDEND
                                                                                          INCOME         ADVANTAGE      ADVANTAGE 2
                                                                                           (NPV)             (NGB)            (NNB)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $188,786,243, $67,506,958
   and $122,281,465, respectively)                                                  $193,747,629       $68,535,694     $125,184,760
Cash                                                                                          --           461,710           28,679
Unrealized appreciation on forward swaps                                                 122,134                --               --
Receivables:
   Interest                                                                            3,113,536         1,091,634        1,887,691
   Investments sold                                                                           --                --               --
Other assets                                                                              15,024             3,076            1,662
------------------------------------------------------------------------------------------------------------------------------------
   Total assets                                                                      196,998,323        70,092,114      127,102,792
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                                           529,862                --               --
Accrued expenses:
   Management fees                                                                       100,614            24,769           39,751
   Other                                                                                  28,307             7,873           14,343
Common share dividends payable                                                           411,088           167,825          325,666
Preferred share dividends payable                                                          9,648             5,535           18,317
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                1,079,519           206,002          398,077
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                                63,800,000        24,000,000       42,000,000
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES                                              $132,118,804       $45,886,112     $ 84,704,715
====================================================================================================================================
Common shares outstanding                                                              8,933,535         3,132,731        5,729,845
====================================================================================================================================
Net asset value per Common share outstanding (net assets applicable
   to Common shares, divided by Common shares outstanding)                          $      14.79       $     14.65     $      14.78
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                             $     89,335       $    31,327     $     57,298
Paid-in surplus                                                                      125,793,718        44,438,584       81,336,798
Undistributed (Over-distribution of) net investment income                                45,819           (72,812)        (145,156)
Accumulated net realized gain (loss) from investments and
   derivative transactions                                                             1,106,412           460,277          552,480
Net unrealized appreciation (depreciation) of investments
   and derivative transactions                                                         5,083,520         1,028,736        2,903,295
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                              $132,118,804       $45,886,112     $ 84,704,715
====================================================================================================================================
Authorized shares:
   Common                                                                              Unlimited         Unlimited        Unlimited
   Preferred                                                                           Unlimited         Unlimited        Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

Statement of
OPERATIONS
                                  Six Months Ended November 30, 2007 (Unaudited)
                                                                       MARYLAND         MARYLAND          MARYLAND         MARYLAND
                                                                        PREMIUM         DIVIDEND          DIVIDEND         DIVIDEND
                                                                         INCOME        ADVANTAGE       ADVANTAGE 2      ADVANTAGE 3
                                                                          (NMY)            (NFM)             (NZR)            (NWI)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                   $ 5,595,363      $ 2,277,755        $2,249,285      $ 2,681,540
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                         727,992          292,010           294,749          365,193
Preferred shares - auction fees                                          99,146           40,110            40,110           48,883
Preferred shares - dividend disbursing agent fees                        10,027            5,014             5,014            5,014
Shareholders' servicing agent fees and expenses                          10,418              874               586              579
Interest expense on floating rate obligations                             8,358            3,382             3,382            4,179
Custodian's fees and expenses                                            24,479           16,796            19,557           19,345
Trustees' fees and expenses                                               2,460            1,028             1,226            1,364
Professional fees                                                         7,803            5,144             5,090            5,789
Shareholders' reports - printing and mailing expenses                    21,974            9,903             9,870           11,044
Stock exchange listing fees                                               4,848              178               178              228
Investor relations expense                                               10,170            5,414             4,666            5,762
Other expenses                                                            9,429            7,141             7,119            7,536
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement    937,104          386,994           391,547          474,916
   Custodian fee credit                                                 (15,993)          (6,022)           (7,485)          (9,083)
   Expense reimbursement                                                     --          (92,148)         (108,491)        (168,974)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                            921,111          288,824           275,571          296,859
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 4,674,252        1,988,931         1,973,714        2,384,681
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
   Investments                                                          (70,642)         171,171           224,864          133,137
   Forward swaps                                                             --          (18,725)               --               --
Change in net unrealized appreciation (depreciation) of:
   Investments                                                         (929,513)      (1,082,427)         (918,690)      (1,056,154)
   Forward swaps                                                        360,314          161,331            68,631               --
====================================================================================================================================
Net realized and unrealized gain (loss)                                (639,841)        (768,650)         (625,195)        (923,017)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                           (1,292,167)        (512,891)         (538,866)        (639,874)
From accumulated net realized gains                                          --               --                --               --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Preferred shareholders                      (1,292,167)        (512,891)         (538,866)        (639,874)
====================================================================================================================================
Net increase (decrease) in net assets applicable to Common
   shares from operations                                           $ 2,742,244      $   707,390        $  809,653      $   821,790
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                                                                        VIRGINIA          VIRGINIA         VIRGINIA
                                                                                         PREMIUM          DIVIDEND         DIVIDEND
                                                                                          INCOME         ADVANTAGE      ADVANTAGE 2
                                                                                           (NPV)             (NGB)            (NNB)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                                    $ 4,703,565       $ 1,713,223      $ 3,100,339
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                          612,346           221,040          400,649
Preferred shares - auction fees                                                           79,969            30,082           52,644
Preferred shares - dividend disbursing agent fees                                         10,027             5,014            5,014
Shareholders' servicing agent fees and expenses                                            8,962               512              701
Interest expense on floating rate obligations                                                 --                --               --
Custodian's fees and expenses                                                             37,188            11,203           25,912
Trustees' fees and expenses                                                                2,418               896            1,585
Professional fees                                                                          7,778             4,789            6,010
Shareholders' reports - printing and mailing expenses                                     18,827             6,887            9,591
Stock exchange listing fees                                                                4,881               133              244
Investor relations expense                                                                11,207             4,031            7,066
Other expenses                                                                             7,839             6,681            7,680
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement                     801,442           291,268          517,096
   Custodian fee credit                                                                   (7,560)           (6,464)          (4,563)
   Expense reimbursement                                                                      --           (69,752)        (158,077)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                              793,882           215,052         354,456
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                   3,909,683         1,498,171       2,745,883
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
   Investments                                                                            463,272            63,825         149,933
   Forward swaps                                                                          (18,725)               --              --
Change in net unrealized appreciation (depreciation) of:
   Investments                                                                         (1,464,961)       (1,117,061)     (1,845,485)
   Forward swaps                                                                          161,331                --              --
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                                  (859,083)       (1,053,236)     (1,695,552)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                                             (1,068,306)         (390,050)       (728,280)
From accumulated net realized gains                                                            --                --              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Preferred shareholders                                        (1,068,306)         (390,050)       (728,280)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
   shares from operations                                                            $  1,982,294      $     54,885     $   322,051
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                        CHANGES in NET ASSETS (Unaudited)
                                       MARYLAND PREMIUM                   MARYLAND DIVIDEND                  MARYLAND DIVIDEND
                                         INCOME (NMY)                      ADVANTAGE (NFM)                   ADVANTAGE 2 (NZR)
                                -----------------------------       ----------------------------       -----------------------------
                                 SIX MONTHS              YEAR        SIX MONTHS             YEAR        SIX MONTHS             YEAR
                                      ENDED             ENDED             ENDED            ENDED             ENDED            ENDED
                                   11/30/07           5/31/07          11/30/07          5/31/07          11/30/07          5/31/07
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income           $ 4,674,252       $ 9,341,191       $ 1,988,931      $ 3,974,853       $ 1,973,714      $ 3,931,107
Net realized gain (loss) from:
   Investments                      (70,642)           19,964           171,171          137,858           224,864          176,432
   Forward swaps                         --                --           (18,725)              --                --               --
Change in net unrealized
   appreciation (depreciation) of:
   Investments                     (929,513)        1,306,051        (1,082,427)         379,809          (918,690)         233,703
   Forward swaps                    360,314                --            161,331         (39,197)           68,631               --
Distributions to
   Preferred Shareholders:
   From net investment income    (1,292,167)       (2,475,539)         (512,891)        (986,560)         (538,866)        (969,809)
   From accumulated net
      realized gains                     --                 --               --               --                --               --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                2,742,244         8,191,667           707,390        3,466,763           809,653        3,371,433
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income       (3,245,224)       (7,114,011)       (1,468,336)      (3,120,217)       (1,471,585)      (3,190,218)
From accumulated net realized gains      --                --                --               --                --               --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders        (3,245,224)       (7,114,011)       (1,468,336)      (3,120,217)       (1,471,585)      (3,190,218)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares issued
   to shareholders due to reinvestment
   of distributions                  30,834            92,621            33,604          152,937            12,749          156,976
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares from
   capital share transactions        30,834            92,621            33,604          152,937            12,749          156,976
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares     (472,146)        1,170,277          (727,342)         499,483          (649,183)         338,191
Net assets applicable to
   Common shares at the
   beginning of period          155,004,134       153,833,857        61,261,429       60,761,946        62,064,405       61,726,214
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
   Common shares at the
   end of period               $154,531,988      $155,004,134       $60,534,087      $61,261,429       $61,415,222      $62,064,405
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period               $     82,055      $    (54,806)      $   (72,079)     $   (79,783)      $   (78,149)     $   (41,412)
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                       MARYLAND DIVIDEND                  VIRGINIA PREMIUM                   VIRGINIA DIVIDEND
                                       ADVANTAGE 3 (NWI)                    INCOME (NPV)                      ADVANTAGE (NGB)
                                -----------------------------       ----------------------------       -----------------------------
                                 SIX MONTHS              YEAR        SIX MONTHS             YEAR        SIX MONTHS             YEAR
                                      ENDED             ENDED             ENDED            ENDED             ENDED            ENDED
                                   11/30/07           5/31/07          11/30/07          5/31/07          11/30/07          5/31/07
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income           $ 2,384,681       $ 4,702,597       $ 3,909,683      $ 7,820,312       $ 1,498,171      $ 3,009,500
Net realized gain (loss) from:
   Investments                      133,137           120,873           463,272          662,460            63,825          467,890
   Forward swaps                         --            33,256           (18,725)              --                --               --
Change in net unrealized
   appreciation (depreciation) of:
   Investments                   (1,056,154)          907,283        (1,464,961)          53,189        (1,117,061)         (52,127)
   Forward swaps                         --          (211,923)          161,331          (39,197)               --               --
Distributions to
   Preferred Shareholders:
   From net investment income      (639,874)       (1,185,502)       (1,068,306)      (2,029,334)         (390,050)        (757,118)
   From accumulated net realized gains   --                --                --          (38,016)               --               --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                  821,790         4,366,584         1,982,294        6,429,414            54,885        2,668,145
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income       (1,689,632)       (3,570,184)       (2,840,730)      (6,247,006)       (1,099,454)      (2,464,212)
From accumulated net realized gains      --                --                --         (191,731)               --               --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders        (1,689,632)       (3,570,184)       (2,840,730)      (6,438,737)       (1,099,454)      (2,464,212)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares issued
   to shareholders due to reinvestment
   of distributions                  17,897            34,058            77,204          282,861            22,795           78,442
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares from
   capital share transactions        17,897            34,058            77,204          282,861            22,795           78,442
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares     (849,945)          830,458          (781,232)         273,538        (1,021,774)         282,375
Net assets applicable to Common
   shares at the beginning
   of period                     77,639,685        76,809,227       132,900,036      132,626,498        46,907,886       46,625,511
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period  $76,789,740       $77,639,685      $132,118,804     $132,900,036       $45,886,112      $46,907,886
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                $   (83,557)      $  (138,732)     $     45,819     $     45,172       $   (72,812)     $   (81,479)
====================================================================================================================================

                                 See accompanying notes to financial statements.

Statement of
CHANGES in NET ASSETS (continued) (Unaudited)

                                                                                                             VIRGINIA DIVIDEND
                                                                                                              ADVANTAGE 2 (NNB)
                                                                                                       -----------------------------
                                                                                                        SIX MONTHS             YEAR
                                                                                                             ENDED            ENDED
                                                                                                          11/30/07          5/31/07
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                                                  $ 2,745,883      $ 5,503,149
Net realized gain (loss) from:
   Investments                                                                                             149,933          658,811
   Forward swaps                                                                                                --               --
Change in net unrealized appreciation (depreciation) of:
   Investments                                                                                          (1,845,485)         (33,280)
   Forward Swaps                                                                                                --               --
Distributions to Preferred Shareholders:
   From net investment income                                                                             (728,280)      (1,363,368)
   From accumulated net realized gains                                                                          --               --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                                                                                          322,051       4,765,312
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                                                               (2,045,280)     (4,420,783)
From accumulated net realized gains                                                                              --              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                                                                                (2,045,280)     (4,420,783)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares issued
   to shareholders due to reinvestment
   of distributions                                                                                          45,851         150,558
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares from
   capital share transactions                                                                                45,851         150,558
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                                                                           (1,677,378)        495,087
Net assets applicable to Common
   shares at the beginning of period                                                                     86,382,093      85,887,006
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                                                                          $84,704,715     $86,382,093
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                                                                                        $  (145,156)    $  (117,479)
====================================================================================================================================

                                 See accompanying notes to financial statements.

Notes to
FINANCIAL STATEMENTS (Unaudited)


1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen Maryland Premium Income Municipal Fund
(NMY), Nuveen Maryland Dividend Advantage Municipal Fund (NFM), Nuveen Maryland Dividend Advantage Municipal Fund 2 (NZR), Nuveen Maryland Dividend Advantage Municipal Fund 3 (NWI), Nuveen Virginia Premium Income Municipal Fund (NPV), Nuveen Virginia Dividend Advantage Municipal Fund (NGB) and Nuveen Virginia Dividend Advantage Municipal Fund 2 (NNB). Common shares of Maryland Premium Income (NMY) and Virginia Premium Income (NPV) are traded on the New York Stock Exchange while Common shares of Maryland Dividend Advantage (NFM), Maryland Dividend Advantage 2 (NZR), Maryland Dividend Advantage 3 (NWI), Virginia Dividend Advantage (NGB) and Virginia Dividend Advantage 2 (NNB) are traded on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Each Fund seeks to provide current income exempt from both regular federal and designated state income taxes by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within a single state or certain U.S. territories.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service may establish fair value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. Prices of forward swap contracts are also provided by an independent pricing service approved by each Fund's Board of Trustees. If the pricing service is unable to supply a price for a municipal bond or forward swap contract, each Fund may use a market price or fair market value quote provided by a major broker/dealer in such investments. If it is determined that the market price or fair market value for an investment or derivative instrument is unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value for the investment. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At November 30, 2007, there were no such outstanding purchase commitments in any of the Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Notes to
FINANCIAL STATEMENTS (continued) (Unaudited)


Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares

The Funds have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in one or more Series. The dividend rate paid by the Funds on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                                 MARYLAND     MARYLAND     MARYLAND     MARYLAND
                                  PREMIUM     DIVIDEND     DIVIDEND     DIVIDEND
                                   INCOME    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                    (NMY)        (NFM)        (NZR)        (NWI)
--------------------------------------------------------------------------------
Number of shares:
   Series M                            --        1,280           --           --
   Series T                            --           --           --        1,560
   Series W                         1,404           --           --           --
   Series TH                        1,760           --           --           --
   Series F                            --           --        1,280           --
--------------------------------------------------------------------------------
Total                               3,164        1,280        1,280        1,560
================================================================================

                                              VIRGINIA     VIRGINIA     VIRGINIA
                                               PREMIUM     DIVIDEND     DIVIDEND
                                                INCOME    ADVANTAGE  ADVANTAGE 2
                                                 (NPV)        (NGB)        (NNB)
--------------------------------------------------------------------------------
Number of shares:
   Series M                                         --           --        1,680
   Series T                                        832           --           --
   Series W                                         --          960           --
   Series TH                                     1,720           --           --
   Series F                                         --           --           --
--------------------------------------------------------------------------------
Total                                            2,552          960        1,680
================================================================================

Inverse Floating Rate Securities

Each Fund may invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond's par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an "inverse floater") that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond's downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond's value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an "externally-deposited inverse floater"), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a "self-deposited inverse floater"). A Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a "recourse trust" or "credit recovery swap") with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates, as well as any shortfalls in interest cash flows. The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as an "Inverse floating rate investment". An investment in a self-deposited inverse floater, recourse trust or credit recovery swap is accounted for as a financing transaction in accordance with Statement of Financial Accounting Standards (SFAS) No. 140 "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities". In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as an "Underlying bond of an inverse floating rate trust", with the Fund accounting for the short-term floating rate certificates issued by the trust as "Floating rate obligations" on the Statement of Assets and Liabilities. In addition, the Fund reflects in Investment Income the entire earnings of the underlying bond and accounts for the related interest paid to the holders of the short-term floating rate certificates as "Interest expense on floating rate obligations" in the Statement of Operations.

During the six months ended November 30, 2007, Maryland Premium Income (NMY), Maryland Dividend Advantage (NFM), Maryland Dividend Advantage 2 (NZR) and Maryland Dividend Advantage 3 (NWI) invested in externally deposited inverse floaters and/or self-deposited inverse floaters. Virginia Premium Income (NPV), Virginia Dividend Advantage (NGB) and Virginia Dividend Advantage 2 (NNB) did not invest in any such instruments during the six months ended November 30, 2007.

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended November 30, 2007, were as follows:

                                                                   MARYLAND     MARYLAND     MARYLAND     MARYLAND
                                                                    PREMIUM     DIVIDEND     DIVIDEND     DIVIDEND
                                                                     INCOME    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                                                      (NMY)        (NFM)        (NZR)        (NWI)
------------------------------------------------------------------------------------------------------------------
Average floating rate obligations                                  $428,415     $173,355     $173,355     $214,208
Average annual interest rate and fees                                 3.89%        3.89%        3.89%        3.89%
==================================================================================================================

Notes to
FINANCIAL STATEMENTS (continued) (Unaudited)


Forward Swap Transactions

The Funds are authorized to invest in forward interest rate swap transactions. Each Fund's use of forward interest rate swap transactions is intended to help the Fund manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Fund's interest rate sensitivity with that of the broader municipal market. Forward interest rate swap transactions involve each Fund's agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the forward swap contract and the termination date of the swap (which is akin to a bond's maturity). The value of the Fund's swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap's termination date increases or decreases. The Funds may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Each Fund intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. To reduce such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when any of the Funds have an unrealized loss on a swap contract, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate, either up or down, by at least the predetermined threshold amount. Maryland Premium Income
(NMY), Maryland Dividend Advantage (NFM), Maryland Dividend Advantage 2 (NZR) and Virginia Premium Income (NPV) were the only Funds to invest in forward interest rate swap transactions during the six months ended November 30, 2007.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which the Fund overdraws its account at the custodian bank.

Indemnifications

Under the Funds' organizational documents, their Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common shares were as follows:

                                         MARYLAND PREMIUM          MARYLAND DIVIDEND         MARYLAND DIVIDEND
                                           INCOME (NMY)              ADVANTAGE (NFM)          ADVANTAGE 2 (NZR)
                                      -----------------------   -----------------------   -----------------------
                                      SIX MONTHS         YEAR   SIX MONTHS         YEAR   SIX MONTHS         YEAR
                                           ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                        11/30/07      5/31/07     11/30/07      5/31/07     11/30/07      5/31/07
-----------------------------------------------------------------------------------------------------------------
Common shares issued to
   shareholders due to reinvestment
   of distributions                       2,122         6,252        2,314        9,782          863        9,920
=================================================================================================================
                                          MARYLAND DIVIDEND          VIRGINIA PREMIUM          VIRGINIA DIVIDEND
                                          ADVANTAGE 3 (NWI)            INCOME (NPV)             ADVANTAGE (NGB)
                                      -----------------------   -----------------------   -----------------------
                                      SIX MONTHS         YEAR   SIX MONTHS         YEAR   SIX MONTHS         YEAR
                                           ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                        11/30/07      5/31/07     11/30/07      5/31/07     11/30/07      5/31/07
-----------------------------------------------------------------------------------------------------------------
Common shares issued to
   shareholders due to reinvestment
   of distributions                       1,239         2,324        5,228       18,377        1,490        4,617
=================================================================================================================
                                                                                             VIRGINIA DIVIDEND
                                                                                             ADVANTAGE 2 (NNB)
                                                                                          -----------------------
                                                                                          SIX MONTHS         YEAR
                                                                                               ENDED        ENDED
                                                                                            11/30/07      5/31/07
-----------------------------------------------------------------------------------------------------------------
Common shares issued to
   shareholders due to reinvestment
   of distributions                                                                            3,015        9,265
=================================================================================================================

3. INVESTMENT TRANSACTIONS

Purchases and sales (including maturities but excluding short-term investments and derivative transactions) during the six months ended November 30, 2007, were as follows:

                                                                  MARYLAND     MARYLAND     MARYLAND     MARYLAND
                                                                   PREMIUM     DIVIDEND     DIVIDEND     DIVIDEND
                                                                    INCOME    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                                                     (NMY)        (NFM)        (NZR)        (NWI)
-----------------------------------------------------------------------------------------------------------------
Purchases                                                      $21,514,424   $6,773,387   $8,318,665  $10,166,624
Sales and maturities                                            23,110,325    8,386,681    9,732,521   10,896,769
=================================================================================================================
                                                                               VIRGINIA     VIRGINIA     VIRGINIA
                                                                                PREMIUM     DIVIDEND     DIVIDEND
                                                                                 INCOME    ADVANTAGE  ADVANTAGE 2
                                                                                  (NPV)        (NGB)        (NNB)
-----------------------------------------------------------------------------------------------------------------
Purchases                                                                   $18,964,830   $4,709,429  $ 8,559,962
Sales and maturities                                                         21,877,646    4,757,060   10,399,062
=================================================================================================================

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

Notes to
FINANCIAL STATEMENTS (continued) (Unaudited)


At November 30, 2007, the cost of investments was as follows:

                                                                 MARYLAND     MARYLAND     MARYLAND      MARYLAND
                                                                  PREMIUM     DIVIDEND     DIVIDEND      DIVIDEND
                                                                   INCOME    ADVANTAGE  ADVANTAGE 2   ADVANTAGE 3
                                                                    (NMY)        (NFM)        (NZR)         (NWI)
-----------------------------------------------------------------------------------------------------------------
Cost of investments                                          $226,106,610  $90,368,790  $90,996,315  $114,287,075
=================================================================================================================
                                                                              VIRGINIA     VIRGINIA      VIRGINIA
                                                                               PREMIUM     DIVIDEND      DIVIDEND
                                                                                INCOME    ADVANTAGE   ADVANTAGE 2
                                                                                 (NPV)        (NGB)         (NNB)
-----------------------------------------------------------------------------------------------------------------
Cost of investments                                                       $188,450,250  $67,496,376  $122,240,450
=================================================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2007, were as follows:

                                                                 MARYLAND     MARYLAND     MARYLAND      MARYLAND
                                                                  PREMIUM     DIVIDEND     DIVIDEND      DIVIDEND
                                                                   INCOME    ADVANTAGE  ADVANTAGE 2   ADVANTAGE 3
                                                                    (NMY)        (NFM)        (NZR)         (NWI)
-----------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                               $ 7,985,037   $2,364,380   $2,440,353  $ 2,128,892
   Depreciation                                                (1,571,289)    (841,878)    (850,376)  (1,106,351)
-----------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments     $ 6,413,748   $1,522,502   $1,589,977  $ 1,022,541
=================================================================================================================
                                                                              VIRGINIA     VIRGINIA      VIRGINIA
                                                                               PREMIUM     DIVIDEND      DIVIDEND
                                                                                INCOME    ADVANTAGE   ADVANTAGE 2
                                                                                 (NPV)        (NGB)         (NNB)
-----------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                                            $ 7,324,085  $ 2,075,168   $ 4,554,836
   Depreciation                                                             (2,026,706)  (1,035,850)   (1,610,526)
-----------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments                  $ 5,297,379  $ 1,039,318   $ 2,944,310
=================================================================================================================

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at May 31, 2007, the Funds' last tax year end, were as follows:

                                                                 MARYLAND     MARYLAND     MARYLAND      MARYLAND
                                                                  PREMIUM     DIVIDEND     DIVIDEND      DIVIDEND
                                                                   INCOME    ADVANTAGE  ADVANTAGE 2   ADVANTAGE 3
                                                                    (NMY)        (NFM)        (NZR)         (NWI)
-----------------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *                            $258,179     $142,245     $172,965      $127,885
Undistributed net ordinary income **                               69,718           --           --         3,541
Undistributed net long-term capital gains                              --           --      128,819            --
=================================================================================================================

                                                                              VIRGINIA     VIRGINIA      VIRGINIA
                                                                               PREMIUM     DIVIDEND      DIVIDEND
                                                                                INCOME    ADVANTAGE   ADVANTAGE 2
                                                                                 (NPV)        (NGB)         (NNB)
-----------------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *                                         $262,579     $ 77,723      $167,225
Undistributed net ordinary income **                                             8,291        3,355         1,499
Undistributed net long-term capital gains                                      661,863      396,454       408,716
=================================================================================================================

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on May 1, 2007, paid on June 1, 2007.
** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds' last tax year ended May 31, 2007, was designated for purposes of the dividends paid deduction as follows:

                                                                 MARYLAND     MARYLAND     MARYLAND      MARYLAND
                                                                  PREMIUM     DIVIDEND     DIVIDEND      DIVIDEND
                                                                   INCOME    ADVANTAGE  ADVANTAGE 2   ADVANTAGE 3
                                                                    (NMY)        (NFM)        (NZR)         (NWI)
-----------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                       $9,664,847   $4,128,452   $4,166,021   $4,771,527
Distributions from net ordinary income **                              --           --        6,683           --
Distributions from net long-term capital gains                         --           --          562           --
=================================================================================================================
                                                                              VIRGINIA     VIRGINIA      VIRGINIA
                                                                               PREMIUM     DIVIDEND      DIVIDEND
                                                                                INCOME    ADVANTAGE   ADVANTAGE 2
                                                                                 (NPV)        (NGB)         (NNB)
-----------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                                    $8,317,694   $3,260,186    $5,809,897
Distributions from net ordinary income **                                           --           --            --
Distributions from net long-term capital gains                                 229,747           --            --
=================================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At May 31, 2007, the Funds' last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                              MARYLAND     MARYLAND     MARYLAND
                                               PREMIUM     DIVIDEND     DIVIDEND
                                                INCOME    ADVANTAGE  ADVANTAGE 3
                                                 (NMY)        (NFM)        (NWI)
--------------------------------------------------------------------------------
Expiration year:
   2009                                        $    --     $    774       $   --
   2010                                             --       37,159           --
   2011                                             --           --           --
   2012                                             --      430,282           --
   2013                                             --       15,613           --
   2014                                             --       62,054        8,870
   2015                                         28,576           --           --
--------------------------------------------------------------------------------
Total                                          $28,576     $545,882       $8,870
================================================================================

Maryland Dividend Advantage (NFM) elected to defer net realized losses from investments incurred from November 1, 2006 through May 31, 2007 ("post-October losses") in accordance with federal income tax regulations. Post-October losses of $9,857 were treated as having arisen on the first day of the current taxable year.

5. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. ("Nuveen"), and a specific fund-level component, based only on the amount of assets within each individual Fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

Notes to
FINANCIAL STATEMENTS (continued) (Unaudited)


The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS                           MARYLAND PREMIUM INCOME (NMY)
(INCLUDING NET ASSETS                              VIRGINIA PREMIUM INCOME (NPV)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For the next $3 billion                                                   .3875
For net assets over $5 billion                                            .3750
================================================================================

                                               MARYLAND DIVIDEND ADVANTAGE (NFM)
                                             MARYLAND DIVIDEND ADVANTAGE 2 (NZR)
                                             MARYLAND DIVIDEND ADVANTAGE 3 (NWI)
AVERAGE DAILY NET ASSETS                       VIRGINIA DIVIDEND ADVANTAGE (NGB)
(INCLUDING NET ASSETS                        VIRGINIA DIVIDEND ADVANTAGE 2 (NNB)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For net assets over $2 billion                                            .3750
================================================================================

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the tables below. As of November 30, 2007, the complex-level fee rate was .1837%.

Effective August 20, 2007, the complex-level fee schedule is as follows:

COMPLEX-LEVEL ASSET BREAKPOINT LEVEL (1)      EFFECTIVE RATE AT BREAKPOINT LEVEL
--------------------------------------------------------------------------------
$55 billion                                                               .2000%
$56 billion                                                               .1996
$57 billion                                                               .1989
$60 billion                                                               .1961
$63 billion                                                               .1931
$66 billion                                                               .1900
$71 billion                                                               .1851
$76 billion                                                               .1806
$80 billion                                                               .1773
$91 billion                                                               .1691
$125 billion                                                              .1599
$200 billion                                                              .1505
$250 billion                                                              .1469
$300 billion                                                              .1445
================================================================================

Prior to August 20, 2007, the complex-level fee schedule was as follows:

COMPLEX-LEVEL ASSET BREAKPOINT LEVEL (1)      EFFECTIVE RATE AT BREAKPOINT LEVEL
--------------------------------------------------------------------------------
$55 billion                                                               .2000%
$56 billion                                                               .1996
$57 billion                                                               .1989
$60 billion                                                               .1961
$63 billion                                                               .1931
$66 billion                                                               .1900
$71 billion                                                               .1851
$76 billion                                                               .1806
$80 billion                                                               .1773
$91 billion                                                               .1698
$125 billion                                                              .1617
$200 billion                                                              .1536
$250 billion                                                              .1509
$300 billion                                                              .1490
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to preferred stock issued by or borrowings by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

Notes to
FINANCIAL STATEMENTS (continued) (Unaudited)


For the first ten years of Maryland Dividend Advantage's (NFM) and Virginia Dividend Advantage's (NGB) operations, the Adviser has agreed to reimburse the Funds, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                    YEAR ENDING
JANUARY 31,                                    JANUARY 31,
--------------------------------------------------------------------------------
2001*                        .30%              2007                         .25%
2002                         .30               2008                         .20
2003                         .30               2009                         .15
2004                         .30               2010                         .10
2005                         .30               2011                         .05
2006                         .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Maryland Dividend Advantage (NFM) and Virginia Dividend Advantage (NGB) for any portion of their fees and expenses beyond January 31, 2011.

For the first ten years of Maryland Dividend Advantage 2's (NZR) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                    YEAR ENDING
SEPTEMBER 30,                                  SEPTEMBER 30,
--------------------------------------------------------------------------------
2001*                        .30%              2007                         .25%
2002                         .30               2008                         .20
2003                         .30               2009                         .15
2004                         .30               2010                         .10
2005                         .30               2011                         .05
2006                         .30
================================================================================
*    From the commencement of operations.

The Adviser has not agreed to reimburse Maryland Dividend Advantage 2 (NZR) for any portion of its fees and expenses beyond September 30, 2011.

For the first eight years of Maryland Dividend Advantage 3's (NWI) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                    YEAR ENDING
SEPTEMBER 30,                                  SEPTEMBER 30,
--------------------------------------------------------------------------------
2002*                        .32%              2007                         .32%
2003                         .32               2008                         .24
2004                         .32               2009                         .16
2005                         .32               2010                         .08
2006                         .32
================================================================================
*    From the commencement of operations.

The Adviser has not agreed to reimburse Maryland Dividend Advantage 3 (NWI) for any portion of its fees and expenses beyond September 30, 2010.

For the first ten years of Virginia Dividend Advantage 2's (NNB) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                    YEAR ENDING
NOVEMBER 30,                                   NOVEMBER 30,
--------------------------------------------------------------------------------
2001*                        .30%              2007                         .25%
2002                         .30               2008                         .20
2003                         .30               2009                         .15
2004                         .30               2010                         .10
2005                         .30               2011                         .05
2006                         .30
================================================================================
*    From the commencement of operations.

The Adviser has not agreed to reimburse Virginia Dividend Advantage 2 (NNB) for any portion of its fees and expenses beyond November 30, 2011.

Agreement and Plan of Merger

On June 20, 2007, Nuveen Investments announced that it had entered into a definitive Agreement and Plan of Merger ("Merger Agreement") with Windy City Investments, Inc. ("Windy City"), a corporation formed by investors led by Madison Dearborn Partners, LLC ("Madison Dearborn"), pursuant to which Windy City would acquire Nuveen Investments. Madison Dearborn is a private equity investment firm based in Chicago, Illinois. The merger was consummated on November 13, 2007.

The consummation of the merger was deemed to be an "assignment" (as that term is defined in the Investment Company Act of 1940) of the investment management agreement between each Fund and the Adviser, and resulted in the automatic termination of each Fund's agreement. The Board of Trustees of each Fund considered and approved a new investment management agreement with the Adviser at the same fee rate. The new ongoing agreement was approved by the shareholders of each Fund and took effect on November 13, 2007.

The investors led by Madison Dearborn include an affiliate of Merrill Lynch. As a result, Merrill Lynch is an indirect "affiliated person" (as that term is defined in the Investment Company Act of 1940) of each Fund. Certain conflicts of interest may arise as a result of such indirect affiliation. For example, the Funds are generally prohibited from entering into principal transactions with Merrill Lynch and its affiliates. The Adviser does not believe that any such prohibitions or limitations as a result of Merrill Lynch's affiliation with significantly impact the ability of the Funds to pursue their investment objectives and policies.

6. NEW ACCOUNTING PRONOUNCEMENTS

Financial Accounting Standards Board Interpretation No. 48

Effective November 30, 2007, the Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management of the Funds has concluded that there are no significant uncertain tax positions that require recognition in the Funds' financial statements. Consequently, the adoption of FIN 48 had no impact on the net assets or results of operations of the Funds.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of November 30, 2007, management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements included within the Statement of Operations for the period.

Notes to
FINANCIAL STATEMENTS (continued) (Unaudited)


7. SUBSEQUENT EVENTS

Distributions to Common Shareholders

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on December 31, 2007, to shareholders of record on December 15, 2007, as follows:

                                                                 MARYLAND     MARYLAND     MARYLAND      MARYLAND
                                                                  PREMIUM     DIVIDEND     DIVIDEND      DIVIDEND
                                                                   INCOME    ADVANTAGE  ADVANTAGE 2   ADVANTAGE 3
                                                                    (NMY)        (NFM)        (NZR)         (NWI)
-----------------------------------------------------------------------------------------------------------------
Dividend per share                                                 $.0495       $.0585       $.0585        $.0525
=================================================================================================================
                                                                              VIRGINIA     VIRGINIA      VIRGINIA
                                                                               PREMIUM     DIVIDEND      DIVIDEND
                                                                                INCOME    ADVANTAGE   ADVANTAGE 2
                                                                                 (NPV)        (NGB)         (NNB)
-----------------------------------------------------------------------------------------------------------------
Dividend per share                                                              $.0530       $.0565        $.0595
=================================================================================================================

At the same time, the following Funds declared capital gains and/or ordinary income distributions as follows:

                                                                                           MARYLAND      MARYLAND
                                                                                            PREMIUM      DIVIDEND
                                                                                             INCOME   ADVANTAGE 2
                                                                                              (NMY)         (NZR)
-----------------------------------------------------------------------------------------------------------------
Capital gains distribution per share                                                            $ --       $.0327
Net ordinary income distribution per share*                                                    .0074        .0016
=================================================================================================================
                                                                              VIRGINIA     VIRGINIA      VIRGINIA
                                                                               PREMIUM     DIVIDEND      DIVIDEND
                                                                                INCOME    ADVANTAGE   ADVANTAGE 2
                                                                                 (NPV)        (NGB)         (NNB)
-----------------------------------------------------------------------------------------------------------------
Capital gains distribution per share                                            $.0863       $.0977        $.0570
Net ordinary income distribution per share*                                      .0007        .0069         .0029
=================================================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any

Financial
HIGHLIGHTS (Unaudited)

                        Financial
                        HIGHLIGHTS (Unaudited)

          Selected data for a Common share outstanding throughout each period:
                                                   Investment Operations                               Less Distributions
                              -----------------------------------------------------------------  ----------------------------
                                                        Distributions    Distributions
                                                             from Net             from                  Net
                   Beginning                               Investment          Capital           Investment   Capital
                      Common                      Net       Income to         Gains to            Income to  Gains to
                       Share         Net    Realized/       Preferred        Preferred               Common    Common
                   Net Asset  Investment   Unrealized          Share-           Share-               Share-    Share-
                       Value      Income   Gain (Loss)        holders+         holders+   Total     holders   holders   Total
==============================================================================================================================
MARYLAND PREMIUM
INCOME (NMY)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)               $14.57       $ .44       $ (.06)          $(.12)            $ --    $ .26       $(.31)     $ --   $(.31)
2007                   14.47         .88          .12            (.23)              --      .77        (.67)       --    (.67)
2006                   15.12         .89         (.56)           (.18)              --      .15        (.78)     (.02)   (.80)
2005                   14.28         .92          .92            (.10)              --     1.74        (.90)       --    (.90)
2004                   15.10         .96         (.81)           (.06)              --      .09        (.91)       --    (.91)
2003                   14.04        1.02         1.00            (.07)              --     1.95        (.89)       --    (.89)

MARYLAND DIVIDEND
ADVANTAGE (NFM)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)                14.65         .48         (.19)           (.12)              --      .17        (.35)       --    (.35)
2007                   14.57         .95          .12            (.24)              --      .83        (.75)       --    (.75)
2006                   15.13         .95         (.47)           (.19)              --      .29        (.85)       --    (.85)
2005                   14.43         .98          .75            (.10)              --     1.63        (.93)       --    (.93)
2004                   15.47        1.01        (1.07)           (.05)              --     (.11)       (.93)       --    (.93)
2003                   14.18        1.04         1.18            (.08)              --     2.14        (.86)       --    (.86)
==============================================================================================================================
                                                                Total Returns
                                                             --------------------
                       Offering                                            Based
                      Costs and     Ending                                    on
                      Preferred     Common                    Based       Common
                          Share      Share       Ending          on    Share Net
                   Underwriting  Net Asset       Market      Market        Asset
                      Discounts      Value        Value       Value*       Value*
=================================================================================
MARYLAND PREMIUM
INCOME (NMY)
---------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)                    $ --     $14.52       $12.71      (12.37)%       1.78%
2007                         --      14.57        14.84        6.96         5.35
2006                         --      14.47        14.52       (2.94)        1.08
2005                         --      15.12        15.78       15.64        12.52
2004                         --      14.28        14.45      (10.77)         .64
2003                         --      15.10        17.15       15.22        14.33

MARYLAND DIVIDEND
ADVANTAGE (NFM)
---------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)                      --      14.47        13.02      (12.61)        1.20
2007                         --      14.65        15.28        5.51         5.74
2006                         --      14.57        15.19        2.51         1.95
2005                         --      15.13        15.63        6.22        11.60
2004                         --      14.43        15.62        2.99         (.69)
2003                        .01      15.47        16.08        9.98        15.55
=================================================================================
                                                               Ratios/Supplemental Data
                  -----------------------------------------------------------------------------------------------------------------
                                        Ratios to Average Net Assets                 Ratios to Average Net Assets
                                        Applicable to Common Shares                  Applicable to Common Shares
                                        Before Credit/Reimbursement                  After Credit/Reimbursement**
                                ------------------------------------------   ------------------------------------------
                       Ending
                          Net
                       Assets
                   Applicable       Expenses       Expenses          Net         Expenses       Expenses          Net    Portfolio
                    to Common      Including      Excluding   Investment        Including      Excluding   Investment     Turnover
                  Shares (000)  Interest++(a)  Interest++(a)      Income++   Interest++(a)  Interest++(a)      Income++       Rate
===================================================================================================================================
MARYLAND PREMIUM
INCOME (NMY)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)              $154,532       1.22%***       1.21%***       6.08%***       1.20%***       1.19%***        6.10%***         9%
2007                  155,004       1.27           1.23           5.95           1.26           1.22            5.96            13
2006                  153,834       1.23           1.23           6.05           1.21           1.21            6.07            13
2005                  160,496       1.24           1.24           6.22           1.23           1.23            6.22            10
2004                  151,107       1.24           1.24           6.54           1.23           1.23            6.55            16
2003                  159,415       1.26           1.26           7.00           1.25           1.25            7.01            16

MARYLAND DIVIDEND
ADVANTAGE (NFM)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)                60,534       1.28***        1.27***        6.27***        .96***          .95***         6.59***          7
2007                   61,261       1.30           1.26           6.06           .93             .89            6.43            12
2006                   60,762       1.26           1.26           5.99           .81             .81            6.44            14
2005                   63,051       1.26           1.26           6.11           .79             .79            6.57            11
2004                   60,041       1.24           1.24           6.34           .78             .78            6.80            10
2003                   64,338       1.26           1.26           6.54           .79             .79            7.01            12
===================================================================================================================================

                                                      Floating Rate Obligations
                 Preferred Shares at End of Period         at End of Period
              --------------------------------------  -------------------------
                Aggregate   Liquidation                  Aggregate
                   Amount    and Market        Asset        Amount        Asset
              Outstanding         Value     Coverage   Outstanding     Coverage
                    (000)     Per Share    Per Share         (000)   Per $1,000
================================================================================
MARYLAND PREMIUM INCOME (NMY)
--------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)           $79,100       $25,000      $73,841        $   --      $    --
2007               79,100        25,000       73,990         2,800       84,609
2006               79,100        25,000       73,620            --           --
2005               79,100        25,000       75,726            --           --
2004               79,100        25,000       72,758            --           --
2003               79,100        25,000       75,384            --           --

MARYLAND DIVIDEND ADVANTAGE (NFM)
--------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)            32,000        25,000       72,292            --           --
2007               32,000        25,000       72,860         1,133       83,314
2006               32,000        25,000       72,470            --           --
2005               32,000        25,000       74,259            --           --
2004               32,000        25,000       71,907            --           --
2003               32,000        25,000       75,264            --           --
================================================================================

* Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period takes place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

     Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in calculation. Total returns are not annualized.

**   After custodian fee credit and expense reimbursement, where applicable.

***  Annualized.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.

(b)  For the six months ended November 30, 2007.

                                See  accompanying notes to financial statements.


                                  84-85 spread

                        Financial
                        HIGHLIGHTS (continued) (Unaudited)


          Selected data for a Common share outstanding throughout each period:

                                                   Investment Operations                               Less Distributions
                              -----------------------------------------------------------------  ----------------------------
                                                        Distributions    Distributions
                                                             from Net             from                  Net
                   Beginning                               Investment          Capital           Investment   Capital
                      Common                      Net       Income to         Gains to            Income to  Gains to
                       Share         Net    Realized/       Preferred        Preferred               Common    Common
                   Net Asset  Investment   Unrealized          Share-           Share-               Share-    Share-
                       Value      Income   Gain (Loss)        holders+         holders+   Total     holders   holders   Total
==============================================================================================================================
MARYLAND DIVIDEND
ADVANTAGE 2 (NZR)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)               $14.81        $.47       $ (.15)          $(.13)            $ --    $ .19       $(.35)     $ --   $(.35)
2007                   14.76         .94          .10            (.23)              --      .81        (.76)       --    (.76)
2006                   15.45         .94         (.59)           (.18)              --      .17        (.83)     (.03)   (.86)
2005                   14.64         .94          .90            (.09)              --     1.75        (.88)     (.06)   (.94)
2004                   15.71         .96        (1.08)           (.06)              --     (.18)       (.87)     (.02)   (.89)
2003                   14.01         .97         1.62            (.09)              --     2.50        (.81)       --    (.81)

MARYLAND DIVIDEND
ADVANTAGE 3 (NWI)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)                14.48         .44         (.16)           (.12)              --      .16        (.32)       --    (.32)
2007                   14.33         .88          .16            (.22)              --      .82        (.67)       --    (.67)
2006                   14.82         .86         (.46)           (.18)              --      .22        (.71)       --    (.71)
2005                   13.88         .86          .97            (.10)              --     1.73        (.78)     (.01)   (.79)
2004                   14.89         .87        (1.03)           (.06)              --     (.22)       (.79)       --    (.79)
2003(c)                14.33         .52          .75            (.05)              --     1.22        (.46)       --    (.46)
==============================================================================================================================
                                                                Total Returns
                                                             --------------------
                       Offering                                            Based
                      Costs and     Ending                                    on
                      Preferred     Common                    Based       Common
                          Share      Share       Ending          on    Share Net
                   Underwriting  Net Asset       Market      Market        Asset
                      Discounts      Value        Value       Value*       Value*
=================================================================================
MARYLAND DIVIDEND
ADVANTAGE 2 (NZR)
---------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)                    $ --     $14.65       $13.26      (11.59)%       1.32%
2007                         --      14.81        15.38        9.32         5.56
2006                         --      14.76        14.76        1.13         1.14
2005                         --      15.45        15.41       14.71        12.22
2004                         --      14.64        14.28       (2.90)       (1.16)
2003                         .01     15.71        15.60       12.71        18.39

MARYLAND DIVIDEND
ADVANTAGE 3 (NWI)
---------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)                      --      14.32        12.63      (12.25)        1.10
2007                         --      14.48        14.74       11.47         5.75
2006                         --      14.33        13.85        1.09         1.55
2005                         --      14.82        14.40       14.98        12.67
2004                         --      13.88        13.24       (5.97)       (1.51)
2003(c)                    (.20)     14.89        14.90        2.53         7.31
=================================================================================
                                                               Ratios/Supplemental Data
                   -----------------------------------------------------------------------------------------------------------------
                                         Ratios to Average Net Assets                 Ratios to Average Net Assets
                                         Applicable to Common Shares                  Applicable to Common Shares
                                         Before Credit/Reimbursement                  After Credit/Reimbursement**
                                 ------------------------------------------   ------------------------------------------
                        Ending
                           Net
                        Assets
                    Applicable       Expenses       Expenses          Net         Expenses       Expenses          Net    Portfolio
                     to Common      Including      Excluding   Investment        Including      Excluding   Investment     Turnover
                   Shares (000)  Interest++(a)  Interest++(a)      Income++   Interest++(a)  Interest++(a)      Income++       Rate
====================================================================================================================================
MARYLAND DIVIDEND
ADVANTAGE 2 (NZR)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)                $61,415       1.28%***       1.27%***     6.07%***          .90%***        .89%***         6.45%***        9%
2007                    62,064       1.32           1.28         5.86              .90            .86             6.28           10
2006                    61,726       1.25           1.25         5.76              .77            .77             6.23           15
2005                    64,500       1.23           1.23         5.74              .77            .77             6.20           10
2004                    61,064       1.24           1.24         5.90              .78            .78             6.36           11
2003                    65,490       1.26           1.26         6.07              .80            .80             6.53           12

MARYLAND DIVIDEND
ADVANTAGE 3 (NWI)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)                 76,790       1.24***        1.23***      5.77***           .78***         .77***          6.24***         9
2007                    77,640       1.28           1.24         5.52              .79            .75             6.01           11
2006                    76,809       1.23           1.23         5.41              .73            .73             5.91           14
2005                    79,443       1.23           1.23         5.40              .74            .74             5.89           12
2004                    74,369       1.22           1.22         5.59              .73            .73             6.08           15
2003(c)                 79,700       1.18***        1.18***      5.01***           .70***         .70***          5.50***        13
====================================================================================================================================

                                                      Floating Rate Obligations
                 Preferred Shares at End of Period         at End of Period
              --------------------------------------  -------------------------
                Aggregate   Liquidation                  Aggregate
                   Amount    and Market        Asset        Amount        Asset
              Outstanding         Value     Coverage   Outstanding     Coverage
                    (000)     Per Share    Per Share         (000)   Per $1,000
================================================================================
MARYLAND DIVIDEND ADVANTAGE 2 (NZR)
--------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)           $32,000       $25,000      $72,981        $   --      $    --
2007               32,000        25,000       73,488         1,133       84,022
2006               32,000        25,000       73,224            --           --
2005               32,000        25,000       75,390            --           --
2004               32,000        25,000       72,706            --           --
2003               32,000        25,000       76,164            --           --

MARYLAND DIVIDEND ADVANTAGE 3 (NWI)
--------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)            39,000        25,000       74,224            --           --
2007               39,000        25,000       74,769         1,400       84,314
2006               39,000        25,000       74,237            --           --
2005               39,000        25,000       75,925            --           --
2004               39,000        25,000       72,672            --           --
2003(c)            39,000        25,000       76,090            --           --
================================================================================

* Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period takes place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.


     Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in calculation. Total returns are not annualized.

** After custodian fee credit and expense reimbursement, where applicable. *** Annualized.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.

(b)  For the six months ended November 30, 2007.

(c) For the period September 25, 2002 (commencement of operations) through May 31, 2003.

                                 See accompanying notes to financial statements.


                                  86-87 spread

                        Financial
                        HIGHLIGHTS (continued) (Unaudited)
          Selected data for a Common share outstanding throughout each period:

                                                   Investment Operations                                Less Distributions
                              -----------------------------------------------------------------  ------------------------------
                                                        Distributions    Distributions
                                                             from Net             from                  Net
                   Beginning                               Investment          Capital           Investment   Capital
                      Common                      Net       Income to         Gains to            Income to  Gains to
                       Share         Net    Realized/       Preferred        Preferred               Common    Common
                   Net Asset  Investment   Unrealized          Share-           Share-               Share-    Share-
                       Value      Income   Gain (Loss)        holders+         holders+   Total     holders   holders    Total
===============================================================================================================================
VIRGINIA PREMIUM
INCOME (NPV)
-------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)               $14.89       $ .44       $ (.10)          $(.12)            $ --     $.22       $(.32)     $ --   $ (.32)
2007                   14.89         .88          .07            (.23)              --*     .72        (.70)     (.02)    (.72)
2006                   15.82         .88         (.59)           (.15)            (.03)     .11        (.80)     (.24)   (1.04)
2005                   14.95         .93          .93            (.09)              --     1.77        (.90)       --     (.90)
2004                   15.93         .97         (.99)           (.05)              --     (.07)       (.91)       --     (.91)
2003                   14.69        1.00         1.21            (.07)              --     2.14        (.90)       --     (.90)

VIRGINIA DIVIDEND
ADVANTAGE (NGB)
-------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)                14.98         .48         (.34)           (.12)              --      .02        (.35)       --     (.35)
2007                   14.91         .96          .14            (.24)              --      .86        (.79)       --     (.79)
2006                   15.52         .97         (.54)           (.17)              --      .26        (.87)       --     (.87)
2005                   14.42         .99         1.13            (.09)              --     2.03        (.93)       --     (.93)
2004                   15.43        1.02        (1.05)           (.05)              --     (.08)       (.93)       --     (.93)
2003                   14.23        1.02         1.10            (.07)              --     2.05        (.86)       --     (.86)
===============================================================================================================================
                                                                Total Returns
                                                             --------------------
                       Offering                                            Based
                      Costs and     Ending                                    on
                      Preferred     Common                    Based       Common
                          Share      Share       Ending          on    Share Net
                   Underwriting  Net Asset       Market      Market        Asset
                      Discounts      Value        Value       Value*       Value*
=================================================================================
VIRGINIA PREMIUM
INCOME (NPV)
---------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)                    $ --     $14.79       $13.29      (10.80)%       1.49%
2007                         --      14.89        15.24        7.18         4.89
2006                         --      14.89        14.91       (9.98)        0.71
2005                         --      15.82        17.65       24.54        12.13
2004                         --      14.95        14.95      (10.70)        (.42)
2003                         --      15.93        17.67       15.27        14.99

VIRGINIA DIVIDEND
ADVANTAGE (NGB)
---------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)                      --      14.65        13.40      (21.59)         .16
2007                         --      14.98        17.51        7.24         5.82
2006                         --      14.91        17.10        5.86         1.74
2005                         --      15.52        16.99       19.11        14.46
2004                         --      14.42        15.07       (8.11)        (.50)
2003                        .01      15.43        17.35       21.45        14.92
=================================================================================
                                                               Ratios/Supplemental Data
                   -----------------------------------------------------------------------------------------------------------------
                                         Ratios to Average Net Assets                 Ratios to Average Net Assets
                                         Applicable to Common Shares                  Applicable to Common Shares
                                         Before Credit/Reimbursement                  After Credit/Reimbursement**
                                 ------------------------------------------   ------------------------------------------
                        Ending
                           Net
                        Assets
                    Applicable       Expenses       Expenses          Net         Expenses       Expenses          Net    Portfolio
                     to Common      Including      Excluding   Investment        Including      Excluding   Investment     Turnover
                   Shares (000)  Interest++(a)  Interest++(a)      Income++   Interest++(a)  Interest++(a)      Income++       Rate
====================================================================================================================================
VIRGINIA PREMIUM
INCOME (NPV)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)               $132,119      1.22%****      1.22%****      5.95%****      1.21%****      1.21%****         5.96%****      10%
2007                   132,900      1.20           1.20           5.80           1.19           1.19              5.82           16
2006                   132,626      1.19           1.19           5.75           1.17           1.17              5.77           16
2005                   140,340      1.20           1.20           5.98           1.19           1.19              5.99           17
2004                   132,122      1.20           1.20           6.33           1.19           1.19              6.34           14
2003                   140,223      1.25           1.25           6.61           1.24           1.24              6.62           17

VIRGINIA DIVIDEND
ADVANTAGE (NGB)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)                 45,886      1.27****       1.27****       6.20****        .94****        .94****          6.53****        7
2007                    46,908      1.27           1.27           5.99            .90            .90              6.36           23
2006                    46,626      1.26           1.26           5.93            .82            .82              6.38           16
2005                    48,474      1.28           1.28           6.13            .81            .81              6.59           15
2004                    44,988      1.24           1.24           6.39            .77            .77              6.86            7
2003                    48,102      1.28           1.28           6.45            .81            .81              6.92           10
====================================================================================================================================

                                                      Floating Rate Obligations
                 Preferred Shares at End of Period         at End of Period
              --------------------------------------  -------------------------
                Aggregate   Liquidation                  Aggregate
                   Amount    and Market        Asset        Amount        Asset
              Outstanding         Value     Coverage   Outstanding     Coverage
                    (000)     Per Share    Per Share         (000)   Per $1,000
================================================================================
VIRGINIA PREMIUM INCOME (NPV)
--------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)           $63,800       $25,000      $76,771          $ --         $ --
2007               63,800        25,000       77,077            --           --
2006               63,800        25,000       76,970            --           --
2005               63,800        25,000       79,992            --           --
2004               63,800        25,000       76,772            --           --
2003               63,800        25,000       79,946            --           --

VIRGINIA DIVIDEND ADVANTAGE (NGB)
--------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)            24,000        25,000       72,798            --           --
2007               24,000        25,000       73,862            --           --
2006               24,000        25,000       73,568            --           --
2005               24,000        25,000       75,493            --           --
2004               24,000        25,000       71,863            --           --
2003               24,000        25,000       75,106            --           --
================================================================================

* Per share Distributions from Capital Gains to Preferred Shareholders rounds to less than $.01 per share.

** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period takes place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

     Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in calculation. Total returns are not annualized.

***  After custodian fee credit and expense reimbursement, where applicable.

**** Annualized.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.

(b)  For the six months ended November 30, 2007.

                                See  accompanying notes to financial statements.


                                  88-89 spread

                        Financial
                        HIGHLIGHTS (continued) (Unaudited)

          Selected data for a Common share outstanding throughout each period:

                                                   Investment Operations                               Less Distributions
                              -----------------------------------------------------------------  -----------------------------
                                                        Distributions    Distributions
                                                             from Net             from                  Net
                   Beginning                               Investment          Capital           Investment   Capital
                      Common                      Net       Income to         Gains to            Income to  Gains to
                       Share         Net    Realized/       Preferred        Preferred               Common    Common
                   Net Asset  Investment   Unrealized          Share-           Share-               Share-    Share-
                       Value      Income   Gain (Loss)        holders+         holders+   Total     holders   holders    Total
===============================================================================================================================
VIRGINIA DIVIDEND
ADVANTAGE 2 (NNB)
-------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)               $15.08        $.48       $ (.29)          $(.13)            $ --    $ .06       $(.36)     $ --   $ (.36)
2007                   15.02         .96          .11            (.24)              --      .83        (.77)       --     (.77)
2006                   15.70         .95         (.52)           (.18)            (.01)     .24        (.85)     (.07)    (.92)
2005                   14.79         .96         1.13            (.09)            (.01)    1.99        (.89)     (.19)   (1.08)
2004                   16.02         .99        (1.22)           (.06)              --     (.29)       (.89)     (.05)    (.94)
2003                   14.31         .97         1.69            (.08)              --     2.58        (.84)     (.03)    (.87)
===============================================================================================================================
                                                                 Total Returns
                                                             --------------------
                       Offering                                            Based
                      Costs and     Ending                                    on
                      Preferred     Common                    Based       Common
                          Share      Share       Ending          on    Share Net
                   Underwriting  Net Asset       Market      Market        Asset
                      Discounts      Value        Value       Value*       Value*
=================================================================================
VIRGINIA DIVIDEND
ADVANTAGE 2 (NNB)
---------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)                    $ --     $14.78       $13.90      (14.87)%        .40%
2007                         --      15.08        16.73        6.96         5.60
2006                         --      15.02        16.40        3.45         1.53
2005                         --      15.70        16.74       21.96        13.75
2004                         --      14.79        14.65       (3.81)       (1.84)
2003                         --      16.02        16.14       14.58        18.51
=================================================================================
                                                               Ratios/Supplemental Data
                  -----------------------------------------------------------------------------------------------------------------
                                        Ratios to Average Net Assets                 Ratios to Average Net Assets
                                        Applicable to Common Shares                  Applicable to Common Shares
                                        Before Credit/Reimbursement                  After Credit/Reimbursement**
                                ------------------------------------------   ------------------------------------------
                       Ending
                          Net
                       Assets
                   Applicable       Expenses       Expenses          Net         Expenses       Expenses          Net    Portfolio
                    to Common      Including      Excluding   Investment        Including      Excluding   Investment     Turnover
                  Shares (000)  Interest++(a)  Interest++(a)      Income++   Interest++(a)  Interest++(a)      Income++       Rate
===================================================================================================================================
VIRGINIA DIVIDEND
ADVANTAGE 2 (NNB)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)               $84,705       1.22%***       1.22%***     6.10%***          .84%***        .84%***         6.48%***        7%
2007                   86,382       1.21           1.21         5.89              .78            .78             6.31           19
2006                   85,887       1.19           1.19         5.75              .73            .73             6.21           10
2005                   89,626       1.19           1.19         5.74              .74            .74             6.19           13
2004                   84,248       1.20           1.20         5.99              .74            .74             6.44           16
2003                   91,065       1.21           1.21         6.01              .75            .75             6.47           15
===================================================================================================================================

                                                      Floating Rate Obligations
                 Preferred Shares at End of Period         at End of Period
              --------------------------------------  -------------------------
                Aggregate   Liquidation                  Aggregate
                   Amount    and Market        Asset        Amount        Asset
              Outstanding         Value     Coverage   Outstanding     Coverage
                    (000)     Per Share    Per Share         (000)   Per $1,000
================================================================================
VIRGINIA DIVIDEND ADVANTAGE 2 (NNB)
--------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)           $42,000       $25,000      $75,419          $ --         $ --
2007               42,000        25,000       76,418            --           --
2006               42,000        25,000       76,123            --           --
2005               42,000        25,000       78,349            --           --
2004               42,000        25,000       75,148            --           --
2003               42,000        25,000       79,206            --           --
================================================================================

* Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period takes place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

     Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in calculation. Total returns are not annualized.

**   After custodian fee credit and expense reimbursement, where applicable.

***  Annualized.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.

(b)  For the six months ended November 30, 2007.

                                 See accompanying notes to financial statements.


                                  90-91 spread

Annual Investment
Management Agreement
       APPROVAL PROCESS


The Board Members are responsible for overseeing the performance of the investment adviser to the Funds and determining whether to continue the advisory arrangements. At the annual review meeting held on May 21, 2007 (the "May Meeting"), the Board Members of the Funds, including the Independent Board Members, unanimously approved the continuance of the Investment Management Agreement between each Fund (each, a "Fund") and Nuveen Asset Management ("NAM"). The foregoing Investment Management Agreements with NAM are hereafter referred to as the "Original Investment Management Agreements."

Subsequent to the May Meeting, Nuveen Investments, Inc. ("Nuveen"), the parent company of NAM, entered into a merger agreement providing for the acquisition of Nuveen by Windy City Investments, Inc., a corporation formed by investors led by Madison Dearborn Partners, LLC ("MDP"), a private equity investment firm (the "Transaction"). Each Original Investment Management Agreement, as required by
Section 15 of the Investment Company Act of 1940 (the "1940 Act"), provides for its automatic termination in the event of its "assignment" (as defined in the 1940 Act). Any change in control of the adviser is deemed to be an assignment. The consummation of the Transaction will result in a change of control of NAM as well as its affiliated sub-advisers and therefore cause the automatic termination of each Original Investment Management Agreement, as required by the 1940 Act. Accordingly, in anticipation of the Transaction, at a meeting held on July 31, 2007 (the "July Meeting"), the Board Members, including the Independent Board Members, unanimously approved new Investment Management Agreements (the "New Investment Management Agreements") with NAM on behalf of each Fund to take effect immediately after the Transaction or shareholder approval of the new advisory contracts, whichever is later. The 1940 Act also requires that each New Investment Management Agreement be approved by the respective Fund's shareholders in order for it to become effective. Accordingly, to ensure continuity of advisory services, the Board Members, including the Independent Board Members, unanimously approved Interim Investment Management Agreements to take effect upon the closing of the Transaction if shareholders have not yet approved the New Investment Management Agreements.

Because the information provided and considerations made at the annual review continue to be relevant with respect to the evaluation of the New Investment Management Agreements, the Board considered the foregoing as part of its deliberations of the New Investment Management Agreements. Accordingly, as indicated, the discussions immediately below outline the materials and information presented to the Board in connection with the Board's prior annual review and the analysis undertaken and the conclusions reached by Board Members when determining to continue the Original Investment Management Agreements.

I. Approval of the Original Investment Management Agreements During the course of the year, the Board received a wide variety of materials relating to the services provided by NAM and the performance of the Funds. At each of its quarterly meetings, the Board reviewed investment performance and various matters relating to the operations of the Funds and other Nuveen funds, including the compliance program, shareholder services, valuation, custody, distribution and other information relating to the nature, extent and quality of services provided by NAM. Between the regularly scheduled quarterly meetings, the Board Members received information on particular matters as the need arose.

In preparation for their considerations at the May Meeting, the Independent Board Members received extensive materials, well in advance of the meeting, which outlined or are related to, among other things:

[]   the nature, extent and quality of services provided by NAM;

[] the organization and business operations of NAM, including the responsibilities of various departments and key personnel;

[] each Fund's past performance as well as the Fund's performance compared to funds with similar investment objectives based on data and information provided by an independent third party and to customized benchmarks;

[] the profitability of Nuveen and certain industry profitability analyses for unaffiliated advisers;

[]   the expenses of Nuveen in providing the various services;

[] the advisory fees and total expense ratios of each Fund, including comparisons of such fees and expenses with those of comparable, unaffiliated funds based on information and data provided by an independent third party (the "Peer Universe") as well as compared to a subset of funds within the Peer Universe (the "Peer Group") of the respective Fund (as applicable);

[] the advisory fees NAM assesses to other types of investment products or clients;

[]   the soft dollar practices of NAM, if any; and

[] from independent legal counsel, a legal memorandum describing among other things, applicable laws, regulations and duties in reviewing and approving advisory contracts.

At the May Meeting, NAM made a presentation to, and responded to questions from, the Board. Prior to and after the presentations and reviewing the written materials, the Independent Board Members met privately with their legal counsel to review the Boardduties in reviewing advisory contracts and considering the renewal of the advisory contracts. The Independent Board Members, in consultation with independent counsel, reviewed the factors set out in judicial decisions and Securities and Exchange Commission ("SEC") directives relating to the renewal of advisory contracts. As outlined in more detail below, the Board Members considered all factors they believed relevant with respect to each Fund, including, but not limited to, the following: (a) the nature, extent and quality of the services to be provided by NAM; (b) the investment performance of the Fund and NAM; (c) the costs of the services to be provided and profits to be realized by Nuveen and its affiliates; (d) the extent to which economies of scale would be realized; and (e) whether fee levels reflect those economies of scale for the benefit of the Fund's investors. In addition, as noted, the Board Members met regularly throughout the year to oversee the Funds. In evaluating the Original Investment Management Agreements, the Board Members also relied upon their knowledge of NAM, its services and the Funds resulting from their meetings and other interactions throughout the year. It is with this background that the Board Members considered each Original Investment Management Agreement.

A. NATURE, EXTENT AND QUALITY OF SERVICES

In considering the renewal of the Original Investment Management Agreements, the Board Members considered the nature, extent and quality of NAM's services. The Board Members reviewed materials outlining, among other things, Nuveen's organization and business; the types of services that NAM or its affiliates provide and are expected to provide to the Funds; the performance record of the applicable Fund (as described in further detail below); and, any initiatives Nuveen had taken for the municipal fund product line. As noted, at the annual review, the Board Members were already familiar with the organization, operations and personnel of NAM due to the Board Members' experience in governing the respective Funds and working with NAM on matters relating to the Funds. With respect to personnel, the Board Members recognized NAM's investment in additional qualified personnel throughout the various groups in the organization and recommended to NAM that it continue to review staffing needs as necessary. In addition, the Board Members reviewed materials describing the current status and, in particular, the developments in 2006 with respect to NAM's investment process, investment strategies (including additional tools used in executing such strategies), personnel (including portfolio management and research teams), trading process, hedging activities, risk management operations (e.g., reviewing credit quality, duration limits, and derivatives use, as applicable), and investment operations (such as enhancements to trading procedures, pricing procedures, and client services). The Board Members recognized NAM's investment of resources and efforts to continue to enhance and refine its investment process.

In addition to advisory services, the Independent Board Members considered the quality of administrative and non-advisory services provided by NAM and noted that NAM and its affiliates provide the Funds with a wide variety of services and officers and other personnel as are necessary for the operations of the Funds, including:

ANNUAL INVESTMENT MANAGEMENT AGREEMENT
APPROVAL PROCESS (continued)


[]   product management;

[]   fund administration;

[]   oversight by shareholder services and other fund service providers;

[]   administration of Board relations;

[]   regulatory and portfolio compliance; and

[]   legal support.

As the Funds operate in a highly regulated industry and given the importance of compliance, the Board Members considered, in particular, Nuveen's compliance activities for the Funds and enhancements thereto. In this regard, the Board Members recognized the quality of Nuveen's compliance team. The Board Members further noted Nuveen's negotiations with other service providers and the corresponding reduction in certain service providers' fees at the May Meeting.

In addition to the foregoing services, the Board Members also noted the additional services that NAM or its affiliates provide to Nuveen's closed-end funds, including, in particular, its secondary market support activities. The Board Members recognized Nuveen's continued commitment to supporting the secondary market for the common shares of its closed-end funds through a variety of programs designed to raise investor and analyst awareness and understanding of closed-end funds. These efforts include:

[]   maintaining shareholder communications;

[]   providing advertising for the Nuveen closed-end funds;

[]   maintaining its closed-end fund website;

[]   maintaining continual contact with financial advisers;

[]   providing educational symposia;

[] conducting research with investors and financial analysis regarding closed-end funds; and

[] evaluating secondary market performance. With respect to the Nuveen closed-end funds that utilize leverage through the issuance of preferred shares ("Preferred Shares"), the Board Members noted Nuveen's continued support for the holders of Preferred Shares by, among other things:

[]   maintaining an in-house trading desk;

[]   maintaining a product manager for the Preferred Shares;

[]   developing distribution for Preferred Shares with new market participants;

[]   maintaining an orderly auction process;

[]   managing leverage and risk management of leverage; and

[] maintaining systems necessary to test compliance with rating agency criteria.

Based on their review, the Board Members found that, overall, the nature, extent and quality of services provided (and expected to be provided) to the respective Funds under the Original Investment Management Agreements were satisfactory.

B. THE INVESTMENT PERFORMANCE OF THE FUNDS AND NAM

At the May Meeting, the Board considered the investment performance for each Fund, including the Fund's historic performance as well as its performance compared to funds with similar investment objectives (the "Performance Peer Group") based on data provided by an independent third party (as described below). The Board Members also reviewed the respective Fund's portfolio level performance (which does not reflect fund level fees and expenses, and leverage) against customized benchmarks, described in further detail below.

In evaluating the performance information during the annual review at the May Meeting, in certain instances, the Board Members noted that the closest Performance Peer Group for a fund may not adequately reflect such fund's investment objectives and strategies, thereby limiting the usefulness of the comparisons of such fund's performance with that of the Performance Peer Group.

With respect to state-specific municipal funds, the Board Members also recognized that certain funds do not have a corresponding state-specific Performance Peer Group in which case their performance is measured against a more general municipal category for various states. With respect to municipal closed-end funds, funds that do not have corresponding state-specific Performance Peer Groups are from states other than New York, California, Florida, New Jersey, Michigan and Pennsylvania. However, with respect to funds based in Florida, New Jersey, Michigan and Pennsylvania, the peer group may be so small or the Nuveen funds may dominate the category to such an extent that performance information for such funds was also compared to the more general category for all states (other than New York and California).

The Board Members reviewed performance information including, among other things, total return information compared with the Fund's Performance Peer Group for the one-, three- and five-year periods (as applicable) ending December 31, 2006. The Board Members also reviewed the Fund's portfolio level performance (which does not reflect fund level fees and expenses, and leverage) compared to customized portfolio level benchmarks for the one- and three-year periods ending December 31, 2006 (as applicable). The analysis was used to assess the efficacy of investment decisions against appropriate measures of risk and total return, within specific market segments. This information supplemented the Fund performance information provided to the Board at each of its quarterly meetings. Based on their review, the Board Members determined that each Fund's investment performance over time had been satisfactory, subject to the following. With respect to various municipal closed-end funds, the Board Members noted relative total return underperformance in recent years compared to peers. The Board Members reviewed materials and discussed with NAM the factors contributing to the shift in performance including, among other things, the degree of risk undertaken by peers compared to the municipal closed-end funds (such as through the increased use of leverage or taking concentrated positions in high risk credits). In addition, the Board Members also considered a fund's dividend performance and the extent of any secondary market discounts. The Board Members noted NAM's efforts to evaluate the factors affecting performance and determine whether modification to a fund's investment strategy is necessary or appropriate, and concluded that they were satisfied with the steps being taken.

C. FEES, EXPENSES AND PROFITABILITY

     1. FEES AND EXPENSES

     During the annual review, in evaluating the management fees and expenses of a Fund, the Board reviewed, among other things, the Fund's advisory fees (net and gross management fees) and total expense ratios (before and after expense reimbursements and/or waivers) in absolute terms as well as comparisons to the gross management fees (before waivers), net management fees (after waivers) and total expense ratios (before and after waivers) of comparable funds in the Peer Universe and the Peer Group. In reviewing the fee schedule for a Fund, the Board Members considered the fund-level and complex-wide breakpoint schedules (described in further detail below) and any fee waivers and reimbursements provided by Nuveen (applicable, in particular, for certain funds launched since 1999). The Board Members further reviewed data regarding the construction of Peer Groups as well as the methods of measurement for the fee and expense analysis and the performance analysis. In certain cases, due to the small number of peers in the Peer Universe, the Peer Universe and Peer Group had significant overlap or even consisted entirely of the same unaffiliated funds. In reviewing the comparisons of fee and expense information, the Board Members recognized that in certain cases, the fund size relative to peers, the small size and odd composition of the Peer Group (including differences in objectives and strategies), expense anomalies, timing of information used or other factors impacting the comparisons thereby limited some of the usefulness of the comparative data. The Board Members also considered the differences in the use of leverage. Based on their review of the fee and expense information provided, the Board Members determined that each Fund's net total expense ratio was within an acceptable range compared to peers.

     2. COMPARISONS WITH THE FEES OF OTHER CLIENTS

     At the annual review, the Board Members further reviewed data comparing the advisory fees of NAM with fees NAM charges to other clients. With respect to municipal funds, such clients include NAM's municipal separately managed accounts. In general, the advisory fees charged for separate accounts are


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     somewhat lower than the advisory fees assessed to the Funds. The Board
     Members considered the differences in the product types, including, but not limited to, the services provided, the structure and operations, product distribution and costs thereof, portfolio investment policies, investor profiles, account sizes and regulatory requirements. The Board Members noted, in particular, that the range of services provided to the Funds (as discussed above) is much more extensive than that provided to separately managed accounts. As described in further detail above, such additional services include, but are not limited to: product management, fund administration, oversight of third party service providers, administration of Board relations, and legal support. The Board Members noted that the Funds operate in a highly regulated industry requiring extensive compliance functions compared to other investment products. Given the inherent differences in the products, particularly the extensive services provided to the Funds, the Board Members believe such facts justify the different levels of fees.

     3. PROFITABILITY OF NUVEEN

     In conjunction with its review of fees, the Board Members also considered the profitability of Nuveen for its advisory activities (which incorporated Nuveen's wholly-owned affiliated sub-advisers) and its financial condition. At the annual review, the Board Members reviewed the revenues and expenses of Nuveen's advisory activities for the last three years, the allocation methodology used in preparing the profitability data as well as the 2006 Annual Report for Nuveen. The Board Members noted this information supplemented the profitability information requested and received during the year to help keep them apprised of developments affecting profitability (such as changes in fee waivers and expense reimbursement commitments). In this regard, the Board Members noted the enhanced dialogue and information regarding profitability with NAM during the year, including more frequent meetings and updates from Nuveen's corporate finance group. The Board Members also reviewed data comparing Nuveen's profitability with other fund sponsors prepared by three independent third party service providers as well as comparisons of the revenues, expenses and profit margins of various unaffiliated management firms with similar amounts of assets under management prepared by Nuveen.

     In reviewing profitability, the Board Members recognized the subjective nature of determining profitability which may be affected by numerous factors, including the allocation of expenses. Further, the Board Members recognized the difficulties in making comparisons as the profitability of other advisers generally is not publicly available and the profitability information that is available for certain advisers or management firms may not be representative of the industry and may be affected by, among other things, the adviser's particular business mix, capital costs, types of funds managed and expense allocations.

Notwithstanding the foregoing, the Board Members reviewed Nuveen's methodology and assumptions for allocating expenses across product lines to determine profitability. Last year, the Board Members also designated an Independent Board Member as a point person for the Board to review the methodology determinations during the year and any refinements thereto, which relevant information produced from such process was reported to the full Board. In reviewing profitability, the Board Members recognized Nuveen's increased investment in its fund business. Based on its review, the Board Members concluded that Nuveen's level of profitability for its advisory activities was reasonable in light of the services provided.

In evaluating the reasonableness of the compensation, the Board Members also considered other amounts paid to NAM by the Funds as well as any indirect benefits (such as soft dollar arrangements, if any) NAM and its affiliates receive, or are expected to receive, that are directly attributable to the management of the Funds, if any. See Section E below for additional information on indirect benefits NAM may receive as a result of its relationship with the Funds. Based on their review of the overall fee arrangements of each Fund, the Board Members determined that the advisory fees and expenses of the Funds were reasonable.

D. ECONOMIES OF SCALE AND WHETHER FEE LEVELS REFLECT THESE ECONOMIES OF SCALE

With respect to economies of scale, the Board Members recognized the potential benefits resulting from the costs of a Fund being spread over a larger asset base. To help ensure the shareholders share in these benefits, the Board Members reviewed and considered the breakpoints in the advisory fee schedules that reduce advisory fees. In addition to advisory fee breakpoints, the Board also approved a complex-wide fee


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arrangement in 2004. Pursuant to the complex-wide fee arrangement, the fees of the funds in the Nuveen complex, including the Funds, are reduced as the assets in the fund complex reach certain levels. In evaluating the complex-wide fee arrangement, the Board Members noted that the last complex-wide asset level breakpoint for the complex-wide fee schedule was at $91 billion and that the Board Members anticipated further review and/or negotiations prior to the assets of the Nuveen complex reaching such threshold. Based on their review, the Board Members concluded that the breakpoint schedule and complex-wide fee arrangement were acceptable and desirable in providing benefits from economies of scale to shareholders, subject to further evaluation of the complex-wide fee schedule as assets in the complex increase. See Section II, Paragraph D - "Approval of the New Investment Management Agreements - Economies of Scale and Whether Fee Levels Reflect These Economies of Scale" for information regarding subsequent modifications to the complex-wide fee.

E. INDIRECT BENEFITS

In evaluating fees, the Board Members also considered any indirect benefits or profits NAM or its affiliates may receive as a result of its relationship with each Fund. With respect to closed-end funds, the Board Members considered the revenues received by affiliates of NAM for serving as agent at Nuveen's preferred trading desk and for serving as a co-manager in the initial public offering of new closed-end exchange traded funds.

In addition to the above, the Board Members considered whether NAM received any benefits from soft dollar arrangements whereby a portion of the commissions paid by a Fund for brokerage may be used to acquire research that may be useful to NAM in managing the assets of the Funds and other clients. With respect to NAM, the Board Members noted that NAM does not currently have any soft dollar arrangements; however, to the extent certain bona fide agency transactions that occur on markets that traditionally trade on a principal basis and riskless principal transactions are considered as generating "commissions," NAM intends to comply with the applicable safe harbor provisions.

Based on their review, the Board Members concluded that any indirect benefits received by NAM as a result of its relationship with the Funds were reasonable and within acceptable parameters.

F. OTHER CONSIDERATIONS

The Board Members did not identify any single factor discussed previously as all-important or controlling in their considerations to continue an advisory contract. The Board Members, including the Independent Board Members, unanimously concluded that the terms of the Original Investment Management Agreements are fair and reasonable, that NAM's fees are reasonable in light of the services provided to each Fund and that the renewal of the Original Investment Management Agreements be approved.

II. APPROVAL OF THE NEW INVESTMENT MANAGEMENT AGREEMENTS

Following the May Meeting, the Board Members were advised of the potential Transaction. As noted above, the completion of the Transaction would terminate each of the Original Investment Management Agreements. Accordingly, at the July Meeting, the Board of each Fund, including the Independent Board Members, unanimously approved the New Investment Management Agreements on behalf of the respective Funds. Leading up to the July Meeting, the Board Members had several meetings and deliberations with and without Nuveen management present, and with the advice of legal counsel, regarding the proposed Transaction as outlined below.

On June 8, 2007, the Board Members held a special telephonic meeting to discuss the proposed Transaction. At that meeting, the Board Members established a special ad hoc committee comprised solely of Independent Board Members to focus on the Transaction and to keep the Independent Board Members updated with developments regarding the Transaction. On June 15, 2007, the ad hoc committee discussed with representatives of NAM the Transaction and modifications to the complex-wide fee schedule that would generate additional fee savings at specified levels of complex-wide asset growth. Following the foregoing meetings and several subsequent telephonic conferences among Independent Board Members and independent counsel, and between Independent Board Members and representatives of Nuveen, the Board met on June 18, 2007 to further discuss the proposed Transaction. Immediately prior to and then again during the June 18, 2007 meeting, the Independent Board Members met privately with their independent legal counsel. At that meeting, the Board met with representatives of MDP, of Goldman Sachs,


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ANNUAL INVESTMENT MANAGEMENT AGREEMENT
APPROVAL PROCESS (continued)


Nuveen's financial adviser in the Transaction, and of the Nuveen Board to discuss, among other things, the history and structure of MDP, the terms of the proposed Transaction (including the financing terms), and MDP's general plans and intentions with respect to Nuveen (including with respect to management, employees, and future growth prospects). On July 9, 2007, the Board also met to be updated on the Transaction as part of a special telephonic Board meeting. The Board Members were further updated at a special in-person Board meeting held on July 19, 2007 (one Independent Board Member participated telephonically). Subsequently, on July 27, 2007, the ad hoc committee held a telephonic conference with representatives of Nuveen and MDP to further discuss, among other things, the Transaction, the financing of the Transaction, retention and incentive plans for key employees, the effect of regulatory restrictions on transactions with affiliates after the Transaction, and current volatile market conditions and their impact on the Transaction.

In connection with their review of the New Investment Management Agreements, the Independent Board Members, through their independent legal counsel, also requested in writing and received additional information regarding the proposed Transaction and its impact on the provision of services by NAM and its affiliates.

The Independent Board Members received, well in advance of the July Meeting, materials which outlined, among other things:

[] the structure and terms of the Transaction, including MDP's co-investor entities and their expected ownership interests, and the financing arrangements that will exist for Nuveen following the closing of the Transaction;

[]   the strategic plan for Nuveen following the Transaction;

[]   the governance structure for Nuveen following the Transaction;

[] any anticipated changes in the operations of the Nuveen funds following the Transaction, including changes to NAM's and Nuveen's day-to-day management, infrastructure and ability to provide advisory, distribution or other applicable services to the Funds;

[] any changes to senior management or key personnel who work on Fund related matters (including portfolio management, investment oversight, and legal/compliance) and any retention or incentive arrangements for such persons;

[] any anticipated effect on each Fund's expense ratio (including advisory fees) following the Transaction;

[] any benefits or undue burdens imposed on the Funds as a result of the Transaction;

[]   any legal issues for the Funds as a result of the Transaction;

[] the nature, quality and extent of services expected to be provided to the Funds following the Transaction, changes to any existing services and policies affecting the Funds, and cost-cutting efforts, if any, that may impact such services or policies;

[] any conflicts of interest that may arise for Nuveen or MDP with respect to the Funds;

[] the costs associated with obtaining necessary shareholder approvals and who would bear those costs; and

[] from legal counsel, a memorandum describing the applicable laws, regulations and duties in approving advisory contracts, including, in particular, with respect to a change of control.

Immediately preceding the July Meeting, representatives of MDP met with the Board to further respond to questions regarding the Transaction. After the meeting with MDP, the Independent Board Members met with independent legal counsel in executive session. At the July Meeting, Nuveen also made a presentation and responded to questions. Following the presentations and discussions of the materials presented to the Board, the Independent Board Members met again in executive session with their counsel. As outlined in more detail below, the Independent Board Members considered all factors they believed relevant with respect to each Fund, including the impact that the Transaction could be expected to have on the following: (a) the nature, extent and quality of services to be provided; (b) the investment performance of the Funds; (c) the costs of the services and profits to be realized by Nuveen and its affiliates;
(d) the extent to which


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economies of scale would be realized; and (e) whether fee levels reflect those economies of scale for the benefit of investors. As noted above, the Board Members had completed their annual review of the respective Original Investment Management Agreements at the May Meeting and many of the factors considered at the annual review were applicable to their evaluation of the New Investment Management Agreements. Accordingly, in evaluating the New Investment Management Agreements, the Board Members relied upon their knowledge and experience with NAM and considered the information received and their evaluations and conclusions drawn at the annual review. While the Board reviewed many Nuveen funds at the July Meeting, the Independent Board Members evaluated all information available to them on a fund-by-fund basis, and their determinations were made separately in respect of each Fund.

A. NATURE, EXTENT AND QUALITY OF SERVICES

In evaluating the nature, quality and extent of the services expected to be provided by NAM under the New Investment Management Agreements, the Independent Board Members considered, among other things, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of NAM; the potential implications of regulatory restrictions on the Funds following the Transaction; the ability of NAM and its affiliates to perform their duties after the Transaction; and any anticipated changes to the current investment and other practices of the Funds.

The Board noted that the terms of each New Investment Management Agreement, including the fees payable thereunder, are substantially identical to those of the Original Investment Management Agreement relating to the same Fund (with both reflecting reductions to fee levels in the complex-wide fee schedule for complex-wide assets in excess of $80 billion that have an effective date of August 20, 2007). The Board considered that the services to be provided and the standard of care under the New Investment Management Agreements are the same as the Original Investment Management Agreements. The Board Members further noted that key personnel who have responsibility for the Funds in each area, including portfolio management, investment oversight, fund management, fund operations, product management, legal/compliance and board support functions, are expected to be the same following the Transaction. The Board Members considered and are familiar with the qualifications, skills and experience of such personnel. The Board also considered certain information regarding anticipated retention or incentive plans designed to retain key personnel. Further, the Board Members noted that no changes to Nuveen's infrastructure or operations as a result of the Transaction were anticipated other than potential enhancements as a result of an expected increase in the level of investment in such infrastructure and personnel. The Board noted MDP's representations that it does not plan to have a direct role in the management of Nuveen, appointing new management personnel, or directly impacting individual staffing decisions. The Board Members also noted that there were not any planned "cost cutting" measures that could be expected to reduce the nature, extent or quality of services. After consideration of the foregoing, the Board Members concluded that no diminution in the nature, quality and extent of services provided to the Funds and their shareholders is expected.

In addition to the above, the Board Members considered potential changes in the operations of each Fund. In this regard, the Board Members considered the potential effect of regulatory restrictions on the Funds' transactions with future affiliated persons. During their deliberations, it was noted that, after the Transaction, a subsidiary of Merrill Lynch is expected to have an ownership interest in Nuveen at a level that will make Merrill Lynch an affiliated person of Nuveen. The Board Members recognized that applicable law would generally prohibit the Funds from engaging in securities transactions with Merrill Lynch as principal, and would also impose restrictions on using Merrill Lynch for agency transactions. They recognized that having MDP and Merrill Lynch as affiliates may restrict the Nuveen funds' ability to invest in securities of issuers controlled by MDP or issued by Merrill Lynch and its affiliates even if not bought directly from MDP or Merrill Lynch as principal. They also recognized that various regulations may require the Nuveen funds to apply investment limitations on a combined basis with affiliates of Merrill Lynch. The Board Members considered information provided by NAM regarding the potential impact on the Nuveen funds' operations as a result of these regulatory restrictions. The Board Members considered, in particular, the Nuveen funds that may be impacted most by the restricted access to Merrill Lynch, including: municipal funds (particularly certain state-specific funds), senior loan funds, taxable fixed income funds, preferred security funds and funds that heavily use derivatives. The Board Members considered such funds' historic use of Merrill Lynch as principal in their transactions and information provided by NAM regarding the expected impact resulting from Merrill Lynch's affiliation with Nuveen and available measures that could be taken to minimize such


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ANNUAL INVESTMENT MANAGEMENT AGREEMENT
APPROVAL PROCESS (continued)


impact. NAM informed the Board Members that, although difficult to determine with certainty, its management did not believe that MDP's or Merrill Lynch's status as an affiliate of Nuveen would have a material adverse effect on any Nuveen fund's ability to pursue its investment objectives and policies.

In addition to the regulatory restrictions considered by the Board, the Board Members also considered potential conflicts of interest that could arise between the Nuveen funds and various parties to the Transaction and discussed possible ways of addressing such conflicts.

Based on its review along with its considerations regarding services at the annual review, the Board concluded that the Transaction was not expected to adversely affect the nature, quality or extent of services provided by NAM and that the expected nature, quality and extent of such services supported approval of the New Investment Management Agreements.

B. PERFORMANCE OF THE FUNDS

With respect to the performance of the Funds, the Board considered that the portfolio management personnel responsible for the management of the Funds' portfolios were expected to continue to manage the portfolios following the completion of the Transaction.

In addition, the Board Members recently reviewed Fund performance at the May Meeting, as described above, and determined that Fund performance was satisfactory or better, subject to the following. With respect to certain municipal closed-end funds with relative short-term underperformance, the Board Members concluded NAM was taking steps to evaluate the factors affecting performance and those steps would continue following the Transaction. Further, the investment policies and strategies were not expected to change as a result of the Transaction.

In light of the foregoing factors, along with the prior findings regarding performance at the annual review, the Board concluded that its findings with respect to performance supported approval of the New Investment Management Agreements.

C. FEES, EXPENSES AND PROFITABILITY

As described in more detail above, during the annual review, the Board Members considered, among other things, the management fees and expenses of the Funds, the breakpoint schedules, and comparisons of such fees and expenses with peers. At the annual review, the Board Members determined that the respective Fund's advisory fees and expenses were reasonable. In evaluating the costs of services to be provided by NAM under the New Investment Management Agreements and the profitability of Nuveen for its advisory activities, the Board Members considered their prior conclusions at the annual review and whether the management fees or other expenses would change as a result of the Transaction. As described above, the investment management fee is composed of two components--a fund-level component and complex-wide level component. The fee schedule under the New Investment Management Agreements to be paid to NAM is identical to that under the Original Investment Management Agreements, including the modified complex-wide fee schedule. As noted above, the Board recently approved a modified complex-wide fee schedule that would generate additional fee savings on complex-wide assets above $80 billion. The modifications have an effective date of August 20, 2007 and are part of the Original Investment Management Agreements. Accordingly, the terms of the complex-wide component under the New Investment Management Agreements are the same as under the Original Investment Management Agreements. The Board Members also noted that Nuveen has committed for a period of two years from the date of closing of the Transaction that it will not increase gross management fees for any Nuveen fund and will not reduce voluntary expense reimbursement levels for any Nuveen fund from their currently scheduled prospective levels. Based on the information provided, the Board Members did not expect that overall Fund expenses would increase as a result of the Transaction.

In addition, the Board Members considered that additional fund launches were anticipated after the Transaction which would result in an increase in total assets under management in the complex and a corresponding decrease in overall management fees under the complex-wide fee schedule. Taking into consideration the Board's prior evaluation of fees and expenses at the annual renewal, and the modification


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to the complex-wide fee schedule, the Board determined that the management fees and expenses were reasonable.

While it is difficult to predict with any degree of certainty the impact of the Transaction on Nuveen's profitability, at the recent annual review, the Board Members were satisfied that Nuveen's level of profitability for its advisory activities was reasonable. During the year, the Board Members had noted the enhanced dialogue regarding profitability and the appointment of an Independent Board Member as a point person to review methodology determinations and refinements in calculating profitability. Given their considerations at the annual review and the modifications to the complex-wide fee schedule, the Board Members were satisfied that Nuveen's level of profitability for its advisory activities continues to be reasonable.

D. ECONOMIES OF SCALE AND WHETHER FEE LEVELS REFLECT THESE ECONOMIES OF SCALE

The Board Members have been cognizant of economies of scale and the potential benefits resulting from the costs of a Fund being spread over a larger asset base. To help ensure that shareholders share in the benefits derived from economies of scale, the Board adopted the complex-wide fee arrangement in 2004. At the May Meeting, the Board Members reviewed the complex-wide fee arrangements and noted that additional negotiations may be necessary or appropriate as the assets in the complex approached the $91 billion threshold. In light of this assessment coupled with the upcoming Transaction, at the June 15, 2007 meeting, the ad hoc committee met with representatives of Nuveen to further discuss modifications to the complex-wide fee schedule that would generate additional savings for shareholders as the assets of the complex grow. The proposed terms for the complex-wide fee schedule are expressed in terms of targeted cumulative savings at specified levels of complex-wide assets, rather than in terms of targeted marginal complex-wide fee rates. Under the modified schedule, the schedule would generate additional fee savings beginning at complex-wide assets of $80 billion in order to achieve targeted cumulative annual savings at $91 billion of $28 million on a complex-wide level (approximately $0.6 million higher than those generated under the then current schedule) and generate additional fee savings for asset growth above complex-wide assets of $91 billion in order to achieve targeted annual savings at $125 billion of assets of approximately $50 million on a complex-wide level (approximately $2.2 million higher annually than that generated under the then current schedule). At the July Meeting, the Board approved the modified complex-wide fee schedule for the Original Investment Management Agreements and these same terms will apply to the New Investment Management Agreements. Accordingly, the Board Members believe that the breakpoint schedules and revised complex-wide fee schedule are appropriate and desirable in ensuring that shareholders participate in the benefits derived from economies of scale.

E. INDIRECT BENEFITS

During their recent annual review, the Board Members considered any indirect benefits that NAM may receive as a result of its relationship with the Funds, as described above. As the policies and operations of Nuveen are not anticipated to change significantly after the Transaction, such indirect benefits should remain after the Transaction. The Board Members further considered any additional indirect benefits to be received by NAM or its affiliates after the Transaction. The Board Members noted that other than benefits from its ownership interest in Nuveen and indirect benefits from fee revenues paid by the Funds under the management agreements and other Board-approved relationships, it was currently not expected that MDP or its affiliates would derive any benefit from the Funds as a result of the Transaction or transact any business with or on behalf of the Funds (other than perhaps potential Fund acquisitions, in secondary market transactions, of securities issued by MDP portfolio companies); or that Merrill Lynch or its affiliates would derive any benefits from the Funds as a result of the Transaction (noting that, indeed, Merrill Lynch would stand to experience the discontinuation of principal transaction activity with the Nuveen funds and likely would experience a noticeable reduction in the volume of agency transactions with the Nuveen funds).


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ANNUAL INVESTMENT MANAGEMENT AGREEMENT
APPROVAL PROCESS (continued)


F. OTHER CONSIDERATIONS

In addition to the factors above, the Board Members also considered the following with respect to the Funds:

[]   Nuveen would rely on the provisions of Section 15(f) of the 1940 Act.
     Section 15(f) provides, in substance, that when a sale of a controlling interest in an investment adviser occurs, the investment adviser or any of its affiliated persons may receive any amount or benefit in connection with the sale so long as (i) during the three-year period following the consummation of a transaction, at least 75% of the investment company's board of directors must not be "interested persons" (as defined in the 1940
     Act) of the investment adviser or predecessor adviser and (ii) an "unfair burden" (as defined in the 1940 Act, including any interpretations or no-action letters of the SEC) must not be imposed on the investment company as a result of the transaction relating to the sale of such interest, or any express or implied terms, conditions or understanding applicable thereto. In this regard, to help ensure that an unfair burden is not imposed on the Nuveen funds, Nuveen has committed for a period of two years from the date of the closing of the Transaction (i) not to increase gross management fees for any Nuveen fund; (ii) not to reduce voluntary expense reimbursement levels for any Nuveen fund from their currently scheduled prospective levels during that period; (iii) that no Nuveen fund whose portfolio is managed by a Nuveen affiliate shall use Merrill Lynch as a broker with respect to portfolio transactions done on an agency basis, except as may be approved in the future by the Compliance Committee of the Board; and (iv) that NAM shall not cause the Funds and other municipal funds that NAM manages, as a whole, to enter into portfolio transactions with or through the other minority owners of Nuveen, on either a principal or an agency basis, to a significantly greater extent than both what one would expect an investment team to use such firm in the normal course of business, and what NAM has historically done, without prior Board or Compliance Committee approval (excluding the impact of proportionally increasing the use of such other "minority owners" to fill the void necessitated by not being able to use Merrill Lynch).

[] The Funds would not incur any costs in seeking the necessary shareholder approvals for the New Investment Management Agreements (except for any costs attributed to seeking shareholder approvals of Fund specific matters unrelated to the Transaction, such as approval of Board Members, in which case a portion of such costs will be borne by the applicable Funds).

[]   The reputation, financial strength and resources of MDP.

[] The long-term investment philosophy of MDP and anticipated plans to grow Nuveen's business to the benefit of the Nuveen funds.

[]   The benefits to the Nuveen funds as a result of the Transaction including:
     (i) as a private company, Nuveen may have more flexibility in making additional investments in its business; (ii) as a private company, Nuveen may be better able to structure compensation packages to attract and retain talented personnel; (iii) as certain of Nuveen's distribution partners are expected to be equity or debt investors in Nuveen, Nuveen may be able to take advantage of new or enhanced distribution arrangements with such partners; and (iv) MDP's experience, capabilities and resources that may help Nuveen identify and acquire investment teams or firms and finance such acquisitions.

[] The historic premium and discount levels at which the shares of the Nuveen funds have traded at specified dates with particular focus on the premiums and discounts after the announcement of the Transaction, taking into consideration recent volatile market conditions and steps or initiatives considered or undertaken by NAM to address discount levels.


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G. CONCLUSION

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the Independent Board Members, unanimously concluded that the terms of the New Investment Management Agreements are fair and reasonable, that the fees therein are reasonable in light of the services to be provided to each Fund and that the New Investment Management Agreements should be approved and recommended to shareholders.

III. APPROVAL OF INTERIM CONTRACTS

As noted above, at the July Meeting, the Board Members, including the Independent Board Members, unanimously approved the Interim Investment Management Agreements. If necessary to assure continuity of advisory services, the Interim Investment Management Agreements will take effect upon the closing of the Transaction if shareholders have not yet approved the New Investment Management Agreements. The terms of each Interim Investment Management Agreement are substantially identical to those of the corresponding Original Investment Management Agreement and New Investment Management Agreement, respectively, except for certain term and escrow provisions. In light of the foregoing, the Board Members, including the Independent Board Members, unanimously determined that the scope and quality of services to be provided to the Funds under the respective Interim Investment Management Agreement are at least equivalent to the scope and quality of services provided under the applicable Original Investment Management Agreement.


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Reinvest Automatically
 EASILY and CONVENIENTLY

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

NUVEEN CLOSED-END FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional Fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund's shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares' net asset value or 95% of the shares' market value on the last business day immediately prior to the purchase date. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Glossary of
TERMS USED in this REPORT


[] AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

[] AVERAGE EFFECTIVE MATURITY: The average of the number of years to maturity of the bonds in a Fund's portfolio, computed by weighting each bond's time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity. The market value weighting for an investment in an inverse floating rate security is the value of the portfolio's residual interest in the inverse floating rate trust, and does not include the value of the floating rate securities issued by the trust.

[] INVERSE FLOATERS: Inverse floating rate securities are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond's par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an "inverse floater") to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond's downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond's value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

[] LEVERAGE-ADJUSTED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

[] MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

[] NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

[] TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

[] ZERO COUPON BOND: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Other Useful INFORMATION


QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the twelve-month period ended June 30, 2007, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.

CEO CERTIFICATION DISCLOSURE

Each Fund's Chief Executive Officer has submitted to the Exchange the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the Securities and Exchange Commission the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

INVESTMENT POLICY CHANGES

In May 2007, the Funds' Board of Trustees voted to permit the Funds' to make loans from Fund assets to certain bond issuers. The amounts of these loans are subject to strict limits. This policy is designed to enhance the Funds' ability to meet their Funds'investment objectives by providing for increased portfolio management flexibility, greater diversification potential, and opportunities for increased capital appreciation over time.


BOARD OF TRUSTEES
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Carole E. Stone

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust Company
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071 Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL

Each Fund intends to repurchase shares of its own common stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

Nuveen Investments:
-------------------

SERVING INVESTORS FOR GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.


We offer many different investing solutions for our clients' different needs.

Managing $170 billion in assets, as of September 30, 2007, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under six distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; Symphony, a leading institutional manager of market-neutral alternative investment portfolios; Santa Barbara, a leader in growth equities; and Tradewinds, a leader in global equities.


Find out how we can help you reach your financial goals.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.


Learn more about Nuveen Funds at:       www.nuveen.com/etf

                                        Share prices
                                        Fund details
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                                        Investor education
                                        \Interactive planning tools

                                                                     ESA-A-1107D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Virginia Dividend Advantage Municipal Fund 2
            -----------------------------------------------------------

By (Signature and Title)* /s/ Kevin J. McCarthy
                         ----------------------------------------------
                          Kevin J. McCarthy
                          (Vice President and Secretary)

Date: February 8, 2008
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: February 8, 2008
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: February 8, 2008
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.